FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund

	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	25,436,678	6,707,671
Net asset value per share (NAV)	9.93	19.44

Total Assets (Shares x NAV)	$252,586,215	$130,397,116

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	71,948	48,611

Net Assets	$252,514,267	$130,348,505

Net Assets: Total
Contract value in accumulation period	$252,464,155	$130,257,430
Contracts in Payout (annuitization) period	50,112	91,075

Net Assets	$252,514,267	$130,348,505

Total Units Outstanding	27,778,306	8,151,734

Unit Value (Accumulation, Lowest to Highest)	$8.66 to $9.62	$13.90 to $16.76

Cost of Shares in Underlying Fund	$268,954,942	$88,565,258

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	4,102,351	2,054,097

Net investment income/(expense)	(4,102,351)	(2,054,097)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,943,532	9,047,339
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	2,943,532	9,047,339
Net change in unrealized appreciation/(depreciation) of investments	(49,124,955)	(39,492,316)

Net realized and unrealized gain/(loss) from investments	(46,181,423)	(30,444,977)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(50,283,774)	$(32,499,074)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-2

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Equity VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund

12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

7,739,311	20,015,244	8,318,334	28,537,388	18,025,843	8,675,135	14,093,270
18.17	17.24	13.78	11.39	19.65	17.66	17.64

$140,623,281	$345,062,798	$114,626,649	$325,040,844	$354,207,807	$153,202,886	$248,605,277

52,012	81,482	47,815	79,872	82,781	49,241	69,653

$140,571,269	$344,981,316	$114,578,834	$324,960,972	$354,125,026	$153,153,645	$248,535,624

$140,486,648	$344,912,339	$114,557,501	$324,940,821	$353,420,975	$153,136,416	$248,479,932
84,621	68,977	21,333	20,151	704,051	17,229	55,692

$140,571,269	$344,981,316	$114,578,834	$324,960,972	$354,125,026	$153,153,645	$248,535,624

9,354,850	32,263,491	9,963,885	33,663,092	23,377,599	9,563,281	17,753,059

$15.82 to $15.84	$15.03 to $15.29	$12.01 to $12.38	$9.93 to $10.74	$13.41 to $17.41	$12.56 to $15.27	$12.15 to $15.53

$100,341,219	$397,814,509	$112,390,328	$363,299,451	$309,145,136	$110,740,050	$228,798,148

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Equity VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund
1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$—	$—	$—	$—	$—	$—

2,244,838	4,823,905	1,690,208	4,854,614	5,694,142	2,581,226	3,846,262

(2,244,838)	(4,823,905)	(1,690,208)	(4,854,614)	(5,694,142)	(2,581,226)	(3,846,262)

13,831,734	(2,226,121)	2,595,440	(4,014,378)	20,574,758	19,758,054	15,499,285
—	—	—	—	—	—	—

13,831,734	(2,226,121)	2,595,440	(4,014,378)	20,574,758	19,758,054	15,499,285
(23,836,424)	(72,284,985)	(45,724,229)	(69,953,055)	(179,384,927)	(29,350,753)	(128,271,225)

(10,004,690)	(74,511,106)	(43,128,789)	(73,967,433)	(158,810,169)	(9,592,699)	(112,771,940)

$(12,249,528)	$(79,335,011)	$(44,818,997)	$(78,822,047)	$(164,504,311)	$(12,173,925)	$(116,618,202)

B-3

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund

	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	9,803,914	4,580,789
Net asset value per share (NAV)	17.56	19.30

Total Assets (Shares x NAV)	$172,156,722	$88,409,236

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	52,564	29,030

Net Assets	$172,104,158	$88,380,206

Net Assets: Total
Contract value in accumulation period	$172,047,134	$88,370,358
Contracts in Payout (annuitization) period	57,024	9,848

Net Assets	$172,104,158	$88,380,206

Total Units Outstanding	11,030,478	5,026,064

Unit Value (Accumulation, Lowest to Highest)	$15.27 to $15.31	$16.82 to $17.20

Cost of Shares in Underlying Fund	$114,257,960	$62,597,030

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	2,785,619	1,447,554

Net investment income/(expense)	(2,785,619)	(1,447,554)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	18,232,689	7,034,812
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	18,232,689	7,034,812
Net change in unrealized appreciation/(depreciation) of investments	(30,400,298)	(27,706,417)

Net realized and unrealized gain/(loss) from investments	(12,167,609)	(20,671,605)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(14,953,228)	$(22,119,159)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-4

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund

12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

21,143,103	29,473,132	5,218,354	25,834,753	23,099,178	1,100,869	19,080,068
9.42	8.98	12.33	9.00	10.62	8.46	8.65

$199,168,032	$264,668,729	$64,342,308	$232,512,776	$245,313,269	$9,313,354	$165,042,591

58,959	65,048	32,969	58,724	68,010	7,099	50,344

$199,109,073	$264,603,681	$64,309,339	$232,454,052	$245,245,259	$9,306,255	$164,992,247

$199,077,645	$264,536,553	$64,294,177	$232,387,102	$245,204,426	$9,235,349	$164,811,705
31,428	67,128	15,162	66,950	40,833	70,906	180,542

$199,109,073	$264,603,681	$64,309,339	$232,454,052	$245,245,259	$9,306,255	$164,992,247

22,137,984	30,840,245	5,462,964	27,047,389	24,307,021	1,111,369	19,245,076

$8.79 to $9.03	$8.34 to $8.61	$11.50 to $11.82	$8.39 to $8.63	$8.58 to $9.86	$8.24 to $8.31	$8.41 to $9.10

$215,965,246	$300,343,575	$52,241,423	$263,476,267	$231,911,514	$10,939,312	$188,145,096

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund
1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$—	$—	$—	$—	$—	$—

3,269,471	4,184,910	1,029,783	3,745,937	3,833,244	148,080	2,511,892

(3,269,471)	(4,184,910)	(1,029,783)	(3,745,937)	(3,833,244)	(148,080)	(2,511,892)

(1,904,094)	(1,583,247)	3,924,234	(1,196,386)	5,927,826	(145,462)	(4,020,989)
—	—	—	—	—	—	—

(1,904,094)	(1,583,247)	3,924,234	(1,196,386)	5,927,826	(145,462)	(4,020,989)
(19,309,792)	(49,906,930)	(5,208,085)	(47,259,044)	(69,543,100)	(1,933,087)	(24,683,006)

(21,213,886)	(51,490,177)	(1,283,851)	(48,455,430)	(63,615,274)	(2,078,549)	(28,703,995)

$(24,483,357)	$(55,675,087)	$(2,313,634)	$(52,201,367)	$(67,448,518)	$(2,226,629)	$(31,215,887)

B-5

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	31,841,607	28,402,381
Net asset value per share (NAV)	8.33	9.28

Total Assets (Shares x NAV)	$265,240,585	$263,574,094

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	63,634	74,890

Net Assets	$265,176,951	$263,499,204

Net Assets: Total
Contract value in accumulation period	$265,107,968	$262,880,174
Contracts in Payout (annuitization) period	68,983	619,030

Net Assets	$265,176,951	$263,499,204

Total Units Outstanding	32,381,248	28,819,153

Unit Value (Accumulation, Lowest to Highest)	$8.10 to $8.20	$9.04 to $9.20

Cost of Shares in Underlying Fund	$316,301,808	$283,925,809

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	4,090,001	4,194,937

Net investment income/(expense)	(4,090,001)	(4,194,937)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(6,896,402)	(4,510,497)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(6,896,402)	(4,510,497)
Net change in unrealized appreciation/(depreciation) of investments	(54,193,007)	(31,673,872)

Net realized and unrealized gain/(loss) from investments	(61,089,409)	(36,184,369)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(65,179,410)	$(40,379,306)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-6

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

32,514,439	18,154,186	760,338	2,167,138	5,844,117	1,703,544	1,236,134
9.61	9.77	9.46	10.26	41.74	13.62	5.92

$312,463,759	$177,366,401	$7,192,801	$22,234,831	$243,933,452	$23,202,273	$7,317,914

76,526	56,106	19,135	8,933	63,143	29,881	28,937

$312,387,233	$177,310,295	$7,173,666	$22,225,898	$243,870,309	$23,172,392	$7,288,977

$312,062,225	$177,209,848	$7,116,891	$22,046,006	$243,599,464	$23,125,676	$7,253,797
325,008	100,447	56,775	179,892	270,845	46,716	35,180

$312,387,233	$177,310,295	$7,173,666	$22,225,898	$243,870,309	$23,172,392	$7,288,977

32,796,533	18,318,477	760,132	2,170,546	6,593,282	654,794	369,821

$9.47 to $9.52	$9.63 to $9.68	$9.33 to $9.40	$10.12 to $10.16	$29.37 to $38.13	$27.30 to $49.14	$14.52 to $22.00

$325,081,019	$181,491,016	$7,599,757	$21,676,561	$262,133,502	$29,835,144	$8,656,477

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series
4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$—	$—	$—	$3,540,683	$317,142	$553,686

3,244,526	1,895,106	77,135	231,933	3,985,164	368,190	119,703

(3,244,526)	(1,895,106)	(77,135)	(231,933)	(444,481)	(51,048)	433,983

(966,068)	(678,815)	(27,166)	30,843	5,544,965	278,635	6,986
—	—	—	—	46,153,637.00	3,270,914	—

(966,068)	(678,815)	(27,166)	30,843	51,698,602	3,549,549	6,986
(12,617,260)	(4,124,615)	(406,956)	558,270	(68,199,160)	(9,756,896)	(1,820,765)

(13,583,328)	(4,803,430)	(434,122)	589,113	(16,500,558)	(6,207,347)	(1,813,779)

$(16,827,854)	$(6,698,536)	$(511,257)	$357,180	$(16,945,039)	$(6,258,395)	$(1,379,796)

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series

	(3)	12/31/2022

Assets:
Shares owned in underlying fund	—	995,821
Net asset value per share (NAV)	—	7.94

Total Assets (Shares x NAV)	$—	$7,906,818

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	28,478

Net Assets	$—	$7,878,340

Net Assets: Total
Contract value in accumulation period	$—	$7,843,318
Contracts in Payout (annuitization) period	—	35,022

Net Assets	$—	$7,878,340

Total Units Outstanding	—	283,391

Unit Value (Accumulation, Lowest to Highest)	—	$19.72 to $41.31

Cost of Shares in Underlying Fund	$—	$14,375,012

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series
	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$3,385,795	$—
Expenses:
Mortality expense risk and administrative charges	1,078,832	131,419

Net investment income/(expense)	2,306,963	(131,419)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(6,690,620)	(456,112)
Reinvested realized gain distributions	—	1,965,610

Net realized gain/(loss) on investments	(6,690,620)	1,509,498
Net change in unrealized appreciation/(depreciation) of investments	(2,476,058)	(6,334,625)

Net realized and unrealized gain/(loss) from investments	(9,166,678)	(4,825,127)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(6,859,715)	$(4,956,546)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-8

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Invesco V.I. Global Real Estate Fund Series II

12/31/2022	12/31/2022	(3)	12/31/2022	(3)	(3)	12/31/2022

1,492,726	507,326	—	222,173	—	—	15,333
14.59	9.84	—	14.95	—	—	12.72

$21,778,877	$4,992,090	$—	$3,321,492	$—	$—	$195,036

31,098	27,792	—	6,044	—	—	11,200

$21,747,779	$4,964,298	$—	$3,315,448	$—	$—	$183,836

$21,610,949	$4,943,355	$—	$3,315,163	$—	$—	$180,910
136,830	20,943	—	285	—	—	2,926

$21,747,779	$4,964,298	$—	$3,315,448	$—	$—	$183,836

1,007,369	285,522	—	118,235	—	—	8,423

$16.27 to $25.99	$9.48 to $21.94	—	$25.93 to $28.51	—	—	$14.92 to $22.17

$26,508,525	$6,942,027	$—	$4,061,472	$—	$—	$240,440

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Invesco V.I. Global Real Estate Fund Series II
1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022

$618,840	$44,880	$8,340,859	$15,194	$—	$5,073	$5,696

338,275	87,824	1,819,020	53,181	2,292	17,132	4,063

280,565	(42,944)	6,521,839	(37,987)	(2,292)	(12,059)	1,633

3,051,878	(95,218)	(39,001,335)	(21,623)	(269,267)	(2,454,707)	(98,170)
1,746,200	1,139,963	1,181,901	336,535	322,855	2,509,902	—

4,798,078	1,044,745	(37,819,434)	314,912	53,588	55,195	(98,170)
(9,873,937)	(2,812,141)	(1,157,634)	(845,189)	(97,147)	(467,587)	(80,859)

(5,075,859)	(1,767,396)	(38,977,068)	(530,277)	(43,559)	(412,392)	(179,029)

$(4,795,294)	$(1,810,340)	$(32,455,229)	$(568,264)	$(45,851)	$(424,451)	$(177,396)

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II

	(3)	12/31/2022

Assets:
Shares owned in underlying fund	—	485,690
Net asset value per share (NAV)	—	7.97

Total Assets (Shares x NAV)	$—	$3,870,949

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	11,167

Net Assets	$—	$3,859,782

Net Assets: Total
Contract value in accumulation period	$—	$3,859,782
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$3,859,782

Total Units Outstanding	—	307,604

Unit Value (Accumulation, Lowest to Highest)	—	$11.31 to $11.71

Cost of Shares in Underlying Fund	$—	$5,314,460

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II
	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$314,672
Expenses:
Mortality expense risk and administrative charges	1,682	57,542

Net investment income/(expense)	(1,682)	257,130

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	35,724	324,247
Reinvested realized gain distributions	—	152,241

Net realized gain/(loss) on investments	35,724	476,488
Net change in unrealized appreciation/(depreciation) of investments	(78,726)	(1,525,582)

Net realized and unrealized gain/(loss) from investments	(43,002)	(1,049,094)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(44,684)	$(791,964)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-10

Investment Options
AB VPS Growth and Income Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B	BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Core V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Small Cap Value Fund Class 2

(1)	12/31/2022	12/31/2022	12/31/2022	(1)	(3)	(1)

—	24,029	197,441	143,340	—	—	—
—	28.59	7.89	11.87	—	—	—

$—	$687,000	$1,557,809	$1,701,450	$—	$—	$—

—	5,573	17,815	22,241	—	—	—

$—	$681,427	$1,539,994	$1,679,209	$—	$—	$—

$—	$674,832	$1,412,676	$1,679,209	$—	$—	$—
—	6,595	127,318	—	—	—	—

$—	$681,427	$1,539,994	$1,679,209	$—	$—	$—

—	32,396	121,297	105,126	—	—	—

—	$19.09 to $20.99	$10.78 to $11.87	$14.64 to $19.62	—	—	—

$—	$700,953	$2,192,664	$2,083,468	$—	$—	$—

Investment Options
AB VPS Growth and Income Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B	BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Core V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Small Cap Value Fund Class 2
(1)	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	(1)	1/1/2022 to 4/29/2022	(1)

$—	$—	$42,983	$—	$—	$—	$—

—	9,715	21,010	27,062	—	6,658	—

—	(9,715)	21,973	(27,062)	—	(6,658)	—

—	36,507	123,970	(36,291)	—	(159,443)	—
—	81,288	545,614	31,632	—	—	—

—	117,795	669,584	(4,659)	—	(159,443)	—
—	(395,894)	(1,175,083)	(380,343)	—	60,125	—

—	(278,099)	(505,499)	(385,002)	—	(99,318)	—

$—	$(287,814)	$(483,526)	$(412,064)	$—	$(105,976)	$—

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Columbia Variable Portfolio- Small Company Growth Fund Class 2	Davis Financial Portfolio

	(3)	12/31/2022

Assets:
Shares owned in underlying fund	—	127,904
Net asset value per share (NAV)	—	12.06

Total Assets (Shares x NAV)	$—	$1,542,518

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	16,737

Net Assets	$—	$1,525,781

Net Assets: Total
Contract value in accumulation period	$—	$1,521,533
Contracts in Payout (annuitization) period	—	4,248

Net Assets	$—	$1,525,781

Total Units Outstanding	—	50,643

Unit Value (Accumulation, Lowest to Highest)	—	$26.79 to $43.35

Cost of Shares in Underlying Fund	$—	$1,746,497

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Columbia Variable Portfolio- Small Company Growth Fund Class 2	Davis Financial Portfolio
	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$29,612
Expenses:
Mortality expense risk and administrative charges	(2,482)	23,595

Net investment income/(expense)	2,482	6,017

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(180,744)	(61,731)
Reinvested realized gain distributions	—	56,081

Net realized gain/(loss) on investments	(180,744)	(5,650)
Net change in unrealized appreciation/(depreciation) of investments	16,868	(214,424)

Net realized and unrealized gain/(loss) from investments	(163,876)	(220,074)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(161,394)	$(214,057)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-12

Investment Options
Davis Real Estate Portfolio	Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Equity- Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2

12/31/2022	(3)	12/31/2022	(1)	12/31/2022	(1)	12/31/2022

111,408	—	93,937	—	2,931,153	—	12,948
13.26	—	18.74	—	10.47	—	21.44

$1,477,273	$—	$1,760,374	$—	$30,689,172	$—	$277,598

5,632	—	5,617	—	21,702	—	10,927

$1,471,641	$—	$1,754,757	$—	$30,667,470	$—	$266,671

$1,461,377	$—	$1,754,156	$—	$30,550,056	$—	$266,671
10,264	—	601	—	117,414	—	—

$1,471,641	$—	$1,754,757	$—	$30,667,470	$—	$266,671

75,005	—	65,412	—	2,305,064	—	12,194

$18.08 to $19.75	—	$23.62 to $27.23	—	$10.13 to $13.17	—	$16.53 to $22.99

$1,603,493	$—	$1,725,633	$—	$37,207,246	$—	$300,663

Investment Options
Davis Real Estate Portfolio	Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Equity- Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2
1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	(1)	1/1/2022 to 12/31/2022	(1)	1/1/2022 to 12/31/2022

$29,877	$—	$21,358	$—	$692,329	$—	$2,466

26,174	128,026	29,336	—	492,938	—	2,866

3,703	(128,026)	(7,978)	—	199,391	—	(400)

82,726	(7,038,989)	121,387	—	(528,469)	—	(83,524)
92,156	—	144,902	—	1,937,920	—	6,168

174,882	(7,038,989)	266,289	—	1,409,451	—	(77,356)
(802,556)	2,659,906	(730,306)	—	(7,174,279)	—	(109,499)

(627,674)	(4,379,083)	(464,017)	—	(5,764,828)	—	(186,855)

$(623,971)	$(4,507,109)	$(471,995)	$—	$(5,565,437)	$—	$(187,255)

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2

	12/31/2022	(3)

Assets:
Shares owned in underlying fund	23,154,997	—
Net asset value per share (NAV)	1.00	—

Total Assets (Shares x NAV)	$23,154,997	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	372,577	—

Net Assets	$22,782,420	$—

Net Assets: Total
Contract value in accumulation period	$22,681,137	$—
Contracts in Payout (annuitization) period	101,283	—

Net Assets	$22,782,420	$—

Total Units Outstanding	2,395,924	—

Unit Value (Accumulation, Lowest to Highest)	$8.80 to $10.07	—

Cost of Shares in Underlying Fund	$23,155,012	$—

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2
	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022

2022 Investment Income
Income:
Reinvested dividends	$297,398	$—
Expenses:
Mortality expense risk and administrative charges	320,929	144,764

Net investment income/(expense)	(23,531)	(144,764)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	2,163,522
Reinvested realized gain distributions	—	6,561,370

Net realized gain/(loss) on investments	—	8,724,892
Net change in unrealized appreciation/(depreciation) of investments	—	(20,941,406)

Net realized and unrealized gain/(loss) from investments	—	(12,216,514)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(23,531)	$(12,361,278)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-14

Investment Options
Templeton Global Bond VIP Fund Class 2	Templeton Growth VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Income VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Franklin Growth & Income VIP Fund Class 2

12/31/2022	12/31/2022	(1)	12/31/2022	(1)	(1)	(1)

170,190	189,543	—	191,520	—	—	—
12.48	10.24	—	14.73	—	—	—

$2,123,970	$1,940,924	$—	$2,821,087	$—	$—	$—

22,595	17,942	—	11,990	—	—	—

$2,101,375	$1,922,982	$—	$2,809,097	$—	$—	$—

$2,095,447	$1,889,812	$—	$2,789,220	$—	$—	$—
5,928	33,170	—	19,877	—	—	—

$2,101,375	$1,922,982	$—	$2,809,097	$—	$—	$—

216,041	115,084	—	116,109	—	—	—

$8.70 to $11.75	$14.33 to $21.83	—	$16.69 to $25.79	—	—	—

$2,530,170	$2,255,574	$—	$2,946,317	$—	$—	$—

Investment Options
Templeton Global Bond VIP Fund Class 2	Templeton Growth VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Income VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Franklin Growth & Income VIP Fund Class 2
1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	(1)	1/1/2022 to 12/31/2022	(1)	(1)	(1)

$—	$3,151	$—	$163,332	$—	$—	$—

37,996	28,332	—	49,774	—	—	—

(37,996)	(25,181)	—	113,558	—	—	—

(265,006)	(48,730)	—	4,139	—	—	—
—	—	—	66,297	—	—	—

(265,006)	(48,730)	—	70,436	—	—	—
124,272	(213,733)	—	(441,793)	—	—	—

(140,734)	(262,463)	—	(371,357)	—	—	—

$(178,730)	$(287,644)	$—	$(257,799)	$—	$—	$—

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class

	(3)	(3)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets (Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class
	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	163,150	932

Net investment income/(expense)	(163,150)	(932)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(8,235,008)	(28,764)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(8,235,008)	(28,764)
Net change in unrealized appreciation/(depreciation) of investments	(2,035,760)	(1,774)

Net realized and unrealized gain/(loss) from investments	(10,270,768)	(30,538)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(10,433,918)	$(31,470)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-16

Investment Options
MFS Total Return Series Service Class	MFS Technology Portfolio Service Class	MFS VIT II International Intrinsic Value Fund	MFS Blended Research Core Equity Portfolio Service Class	Invesco Oppenheimer International Growth Fund	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class

(3)	12/31/2022	(1)	12/31/2022	(1)	12/31/2022	12/31/2022

—	1,037,450	—	852,782	—	93,842	48,842
—	18.21	—	46.82	—	9.48	11.50

$—	$18,891,957	$—	$39,927,256	$—	$889,618	$561,682

—	14,428	—	16,814	—	15,777	15,822

$—	$18,877,529	$—	$39,910,442	$—	$873,841	$545,860

$—	$18,873,566	$—	$39,910,442	$—	$873,151	$545,860
—	3,963	—	—	—	690	—

$—	$18,877,529	$—	$39,910,442	$—	$873,841	$545,860

—	791,040	—	2,379,139	—	83,600	41,800

—	$22.19 to $24.04	—	$15.99 to $16.81	—	$8.72 to $10.89	$10.12 to $13.87

$—	$21,497,140	$—	$42,835,382	$—	$955,486	$621,946

Investment Options
MFS Total Return Series Service Class	MFS Technology Portfolio Service Class	MFS VIT II International Intrinsic Value Fund	MFS Blended Research Core Equity Portfolio Service Class	Invesco Oppenheimer International Growth Fund	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class
1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	(1)	1/1/2022 to 12/31/2022	(1)	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$—	$—	$394,414	$—	$15,159	$44,048

19,567	299,870	—	660,678	—	14,500	7,706

(19,567)	(299,870)	—	(266,264)	—	659	36,342

267,551	2,363,993	—	1,251,028	—	(14,218)	3,416
—	1,945,031	—	7,856,312	—	—	—

267,551	4,309,024	—	9,107,340	—	(14,218)	3,416
(670,330)	(13,814,162)	—	(18,393,748)	—	(63,645)	(131,818)

(402,779)	(9,505,138)	—	(9,286,408)	—	(77,863)	(128,402)

$(422,346)	$(9,805,008)	$—	$(9,552,672)	$—	$(77,204)	$(92,060)

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class

	(3)	12/31/2022

Assets:
Shares owned in underlying fund	—	183,116
Net asset value per share (NAV)	—	8.41

Total Assets (Shares x NAV)	$—	$1,540,004

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	15,983

Net Assets	$—	$1,524,021

Net Assets: Total
Contract value in accumulation period	$—	$1,524,021
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$1,524,021

Total Units Outstanding	—	151,247

Unit Value (Accumulation, Lowest to Highest)	—	$9.49 to $10.32

Cost of Shares in Underlying Fund	$—	$1,840,936

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class
	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$1,078	$42,676
Expenses:
Mortality expense risk and administrative charges	2,949	21,002

Net investment income/(expense)	(1,871)	21,674

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,884	(12,521)
Reinvested realized gain distributions	—	169,417

Net realized gain/(loss) on investments	3,884	156,896
Net change in unrealized appreciation/(depreciation) of investments	(144,424)	(310,690)

Net realized and unrealized gain/(loss) from investments	(140,540)	(153,794)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(142,411)	$(132,120)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-18

Investment Options
Pioneer Mid Cap Value VCT Portfolio Class II	Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II	American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB

(1)	12/31/2022	(3)	12/31/2022	(2)	12/31/2022	(3)

—	5,513,761	—	967,577	—	2,074,021	—
—	9.25	—	9.37	—	2.82	—

$—	$51,002,289	$—	$9,066,193	$—	$5,848,740	$—

—	40,981	—	12,535	—	11,823	—

$—	$50,961,308	$—	$9,053,658	$—	$5,836,917	$—

$—	$50,961,308	$—	$9,053,658	$—	$5,836,917	$—
—	—	—	—	—	—	—

$—	$50,961,308	$—	$9,053,658	$—	$5,836,917	$—

—	5,260,940	—	888,372	—	487,224	—

—	$9.55 to $9.81	—	$9.43 to $10.49	—	$10.83 to $11.22	—

$—	$61,064,853	$—	$10,187,096	$—	$6,967,994	$—

Investment Options
Pioneer Mid Cap Value VCT Portfolio Class II	Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II	American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB
(1)	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/27/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022

$—	$1,252,652	$95,729	$517,241	$208,809	$427,026	$1,695,734

—	801,890	59,659	127,597	17,076	80,214	577,977

—	450,762	36,070	389,644	191,733	346,812	1,117,757

—	(1,169,758)	491,810	(14,328)	(287,404)	(132,593)	20,556,646
—	1,228,448	1,800,413	57,368	—	—	9,824,240

—	58,690	2,292,223	43,040	(287,404)	(132,593)	30,380,886
—	(10,787,172)	(2,636,678)	(2,044,687)	(161,902)	(1,091,091)	(37,463,383)

—	(10,728,482)	(344,455)	(2,001,647)	(449,306)	(1,223,684)	(7,082,497)

$—	$(10,277,720)	$(308,385)	$(1,612,003)	$(257,573)	$(876,872)	$(5,964,740)

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Putnam VT Multi Asset Absolute Return Fund Class IB	Putnam VT Small Cap Value Fund Class IB

	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	103,183	646,801
Net asset value per share (NAV)	9.26	10.60

Total Assets (Shares x NAV)	$955,474	$6,856,093

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,946	17,519

Net Assets	$946,528	$6,838,574

Net Assets: Total
Contract value in accumulation period	$946,528	$6,838,574
Contracts in Payout (annuitization) period	—	—

Net Assets	$946,528	$6,838,574

Total Units Outstanding	102,661	419,680

Unit Value (Accumulation, Lowest to Highest)	$8.61 to $9.48	$12.82 to $16.54

Cost of Shares in Underlying Fund	$1,031,222	$6,557,179

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Putnam VT Multi Asset Absolute Return Fund Class IB	Putnam VT Small Cap Value Fund Class IB
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$14,588	$12,997
Expenses:
Mortality expense risk and administrative charges	12,826	100,300

Net investment income/(expense)	1,762	(87,303)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(15,471)	(28,878)
Reinvested realized gain distributions	—	1,066,336

Net realized gain/(loss) on investments	(15,471)	1,037,458
Net change in unrealized appreciation/(depreciation) of investments	3,587	(2,146,469)

Net realized and unrealized gain/(loss) from investments	(11,884)	(1,109,011)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(10,122)	$(1,196,314)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-20

Investment Options
Putnam VT Multi-Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Portfolio Class III	ALPS/ Red Rocks Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

(1)	12/31/2022	12/31/2022	12/31/2022	(3)	12/31/2022	12/31/2022

—	211,511	137,553	41,393	—	4,814,367	337,652
—	9.90	9.48	12.98	—	10.41	11.44

$—	$2,093,955	$1,303,999	$537,281	$—	$50,117,560	$3,862,739

—	10,715	7,484	7,669	—	27,578	11,574

$—	$2,083,240	$1,296,515	$529,612	$—	$50,089,982	$3,851,165

$—	$2,083,240	$1,296,515	$529,612	$—	$50,089,973	$3,851,165
—	—	—	—	—	9	—

$—	$2,083,240	$1,296,515	$529,612	$—	$50,089,982	$3,851,165

—	184,135	93,780	47,548	—	2,015,314	296,901

—	$10.53 to $11.11	$13.04 to $14.13	$10.40 to $11.32	—	$19.63 to $23.37	$11.19 to $12.13

$—	$1,963,223	$1,611,495	$555,811	$—	$66,101,428	$4,085,426

Investment Options
Putnam VT Multi-Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Portfolio Class III	ALPS/ Red Rocks Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares
(1)	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$93,125	$180,053	$41,305	$—	$—	$3,549

—	29,600	16,659	6,594	38,332	723,062	52,524

—	63,525	163,394	34,711	(38,332)	(723,062)	(48,975)

—	126,123	42,362	(2,103)	1,839,582	3,438,114	20,157
—	—	133,218	601	—	10,336,854	240,029

—	126,123	175,580	(1,502)	1,839,582	13,774,968	260,186
—	112,339	(937,374)	(87,644)	(3,390,704)	(39,371,779)	(1,124,018)

—	238,462	(761,794)	(89,146)	(1,551,122)	(25,596,811)	(863,832)

$—	$301,987	$(598,400)	$(54,435)	$(1,589,454)	$(26,319,873)	$(912,807)

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Multi-Asset Dynamic Multi- Strategy VIT

	(3)	(4)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets (Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Multi-Asset Dynamic Multi- Strategy VIT
	1/1/2022 to 4/29/2022	1/1/2022 to 8/19/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	41,413	4,526

Net investment income/(expense)	(41,413)	(4,526)

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(256,565)	(34,787)
Reinvested realized gain distributions	—	14,795

Net realized gain/(loss) on investments	(256,565)	(19,992)
Net change in unrealized appreciation/(depreciation) of investments	(3,173,796)	(77,008)

Net realized and unrealized gain/(loss) from investments	(3,430,361)	(97,000)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,471,774)	$(101,526)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-22

Investment Options
Merger Fund VL	Guggenheim VT Multi- Hedge Strategies Fund	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S

12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

166,439	17,482	74,506	169,751	182,969	14,259	37,304
11.69	25.53	15.09	52.52	11.87	6.93	27.16

$1,945,670	$446,306	$1,124,296	$8,915,339	$2,171,847	$98,817	$1,013,167

11,205	11,377	10,374	11,726	11,245	3,751	11,243

$1,934,465	$434,929	$1,113,922	$8,903,613	$2,160,602	$95,066	$1,001,924

$1,934,465	$434,929	$1,113,922	$8,903,613	$2,160,602	$95,066	$1,001,924
—	—	—	—	—	—	—

$1,934,465	$434,929	$1,113,922	$8,903,613	$2,160,602	$95,066	$1,001,924

161,493	39,949	93,958	307,428	219,091	7,723	106,100

$11.12 to $12.07	$10.10 to $11.18	$10.98 to $12.15	$18.20 to $28.30	$9.16 to $9.99	$12.09 to $12.48	$8.70 to $12.33

$1,825,245	$419,272	$1,110,181	$7,608,552	$2,639,260	$107,851	$822,182

Investment Options
Merger Fund VL	Guggenheim VT Multi- Hedge Strategies Fund	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S
1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$30,531	$5,841	$6,116	$—	$9,159	$2,758	$16,272

25,310	5,891	14,532	114,635	28,343	764	15,327

5,221	(50)	(8,416)	(114,635)	(19,184)	1,994	945

17,487	8,998	6,479	450,167	32,715	(714)	60,202
—	5,075	—	150,649	261,818	5,834	—

17,487	14,073	6,479	600,816	294,533	5,120	60,202
(31,040)	(36,451)	(232,035)	(2,031,616)	(1,132,091)	(17,527)	22,808

(13,553)	(22,378)	(225,556)	(1,430,800)	(837,558)	(12,407)	83,010

$(8,332)	$(22,428)	$(233,972)	$(1,545,435)	$(856,742)	$(10,413)	$83,955

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Fund Class 4

	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	152,833	132,764
Net asset value per share (NAV)	18.08	21.74

Total Assets (Shares x NAV)	$2,763,218	$2,886,288

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	11,407	6,155

Net Assets	$2,751,811	$2,880,133

Net Assets: Total
Contract value in accumulation period	$2,751,811	$2,880,133
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,751,811	$2,880,133

Total Units Outstanding	168,917	217,242

Unit Value (Accumulation, Lowest to Highest)	$15.43 to $16.99	$13.02 to $13.48

Cost of Shares in Underlying Fund	$2,972,750	$3,062,065

(1) Portfolio liquidated as of October 22, 2021
(2) Portfolio liquidated as of April 27, 2022
(3) Portfolio liquidated as of April 29, 2022
(4) Portfolio liquidated as of August 19, 2022

STATEMENTS OF OPERATIONS

	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Fund Class 4
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$31,391	$48,615
Expenses:
Mortality expense risk and administrative charges	39,867	24,307

Net investment income/(expense)	(8,476)	24,308

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(24,551)	(3,007)
Reinvested realized gain distributions	77,090	258,130

Net realized gain/(loss) on investments	52,539	255,123
Net change in unrealized appreciation/(depreciation) of investments	(1,160,847)	(648,045)

Net realized and unrealized gain/(loss) from investments	(1,108,308)	(392,922)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,116,784)	$(368,614)

(1) Portfolio liquidated as of October 22, 2021

See notes to financial statements.

B-24

Investment Options
American Funds Insurance Series The Bond Fund of America Class 4	American Funds Insurance Series Global Growth Fund Class 4	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4	American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4

12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

85,642	25,239	84,812	34,762	49,222	162,014
9.23	29.51	11.35	73.64	48.72	9.86

$790,479	$744,807	$962,620	$2,559,898	$2,398,079	$1,597,453

5,463	5,506	5,127	7,217	9,908	5,477

$785,016	$739,301	$957,493	$2,552,681	$2,388,171	$1,591,976

$785,016	$739,301	$957,493	$2,552,681	$2,388,171	$1,591,976
—	—	—	—	—	—

$785,016	$739,301	$957,493	$2,552,681	$2,388,171	$1,591,976

79,889	47,487	72,268	137,923	153,633	166,667

$9.67 to $9.98	$15.29 to $15.83	$13.07 to $13.53	$18.14 to $18.78	$15.32 to $15.86	$9.40 to $9.73

$918,766	$871,488	$1,250,891	$3,431,401	$2,523,604	$1,969,374

Investment Options
American Funds Insurance Series The Bond Fund of America Class 4	American Funds Insurance Series Global Growth Fund Class 4	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4	American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4
1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$22,172	$3,494	$21,638	$2,917	$26,559	$59,591

8,375	6,608	10,332	24,554	20,631	15,935

13,797	(3,114)	11,306	(21,637)	5,928	43,656

(63,218)	14,123	(7,432)	(43,315)	25,689	(20,536)
8,284	89,929	222,656	396,004	223,694	—

(54,934)	104,052	215,224	352,689	249,383	(20,536)
(95,228)	(359,054)	(444,157)	(1,347,303)	(615,870)	(215,279)

(150,162)	(255,002)	(228,933)	(994,614)	(366,487)	(235,815)

$(136,365)	$(258,116)	$(217,627)	$(1,016,251)	$(360,559)	$(192,159)

B-25

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund

	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,171,144)	$(2,670,545)
Net realized gain/(loss) from sale of investments	9,151,672	18,245,439
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(9,060,105)	21,599,974

Net increase/(decrease) resulting from operations	(5,079,577)	37,174,868

2021 Contract Transactions
Contract purchase payments	1,138,927	218,285
Transfers between investment divisions, net	70,994,933	(11,735,884)
Transfers on account of death	(3,042,500)	(1,145,218)
Transfers for annuity benefits, surrenders and partial withdrawals	(54,843,351)	(23,048,145)
Contract fees	(20,382)	(11,112)
Transfers-rider fees and other	(5,323,007)	(2,776,806)

Net increase/(decrease) from contract transactions	8,904,620	(38,498,880)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,825,043	(1,324,012)
Net Assets at December 31, 2020	340,948,663	178,122,850

Net Assets at December 31, 2021	$344,773,706	$176,798,838

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,102,351)	$(2,054,097)
Net realized gain/(loss) from sale of investments	2,943,532	9,047,339
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(49,124,955)	(39,492,316)

Net increase/(decrease) resulting from operations	(50,283,774)	(32,499,074)

2022 Contract Transactions
Contract purchase payments	633,056	163,031
Transfers between investment divisions, net	(1,884,591)	3,820,707
Transfers on account of death	(2,455,499)	(1,222,517)
Transfers for annuity benefits, surrenders and partial withdrawals	(33,223,707)	(14,133,867)
Contract fees	(21,011)	(10,989)
Transfers-rider fees and other	(5,023,913)	(2,567,624)

Net increase/(decrease) from contract transactions	(41,975,665)	(13,951,259)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(92,259,439)	(46,450,333)
Net Assets at December 31, 2021	344,773,706	176,798,838

Net Assets at December 31, 2022	$252,514,267	$130,348,505

See notes to financial statements.

B-26

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Equity VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$(2,832,573)	$(1,048,642)	$(2,167,560)	$(3,821,539)	$(7,637,624)	$(3,296,501)	$(5,128,168)
17,089,266	3,442,548	10,965,481	7,143,828	54,831,297	19,068,406	40,950,270
—	—	—	—	—	—	—
32,446,527	14,961,434	4,674,666	(36,771)	43,617,792	41,300,671	29,113,973

46,703,220	17,355,340	13,472,587	3,285,518	90,811,465	57,072,576	64,936,075

831,624	193,332	374,887	627,261	1,159,309	703,462	694,763
(24,704,463)	300,083,153	9,351,844	208,557,798	(24,382,859)	(29,810,639)	(10,485,745)
(1,133,954)	(497,216)	(891,734)	(2,155,934)	(3,646,663)	(1,783,425)	(2,368,280)
(23,650,620)	(8,918,351)	(18,181,498)	(28,956,055)	(63,158,327)	(27,395,527)	(40,000,557)
(11,537)	(2,880)	(7,509)	(11,904)	(35,838)	(9,967)	(18,938)
(3,009,449)	(935,093)	(2,276,243)	(3,810,593)	(6,856,761)	(3,139,591)	(4,991,652)

(51,678,399)	289,922,945	(11,630,253)	174,250,573	(96,921,139)	(61,435,687)	(57,170,409)

—	—	—	—	—	—	—

(4,975,179)	307,278,285	1,842,334	177,536,091	(6,109,674)	(4,363,111)	7,765,666
195,575,469	12,426,914	146,934,025	234,227,520	509,466,488	223,368,556	332,883,355

$190,600,290	$319,705,199	$148,776,359	$411,763,611	$503,356,814	$219,005,445	$340,649,021

$(2,244,838)	$(4,823,905)	$(1,690,208)	$(4,854,614)	$(5,694,142)	$(2,581,226)	$(3,846,262)
13,831,734	(2,226,121)	2,595,440	(4,014,378)	20,574,758	19,758,054	15,499,285
—	—	—	—	—	—	—
(23,836,424)	(72,284,985)	(45,724,229)	(69,953,055)	(179,384,927)	(29,350,753)	(128,271,225)

(12,249,528)	(79,335,011)	(44,818,997)	(78,822,047)	(164,504,311)	(12,173,925)	(116,618,202)

385,060	783,492	301,693	834,936	1,103,649	732,838	631,336
(18,852,330)	144,329,559	25,291,581	30,682,371	62,760,886	(29,952,790)	56,770,520
(1,220,093)	(2,571,301)	(1,053,778)	(2,460,139)	(3,557,366)	(1,444,827)	(2,316,590)
(15,292,681)	(32,195,990)	(11,829,039)	(31,354,364)	(38,828,548)	(20,032,539)	(26,031,940)
(11,825)	(20,841)	(7,507)	(19,624)	(35,237)	(10,735)	(18,789)
(2,787,624)	(5,713,791)	(2,081,478)	(5,663,772)	(6,170,861)	(2,969,822)	(4,529,732)

(37,779,493)	104,611,128	10,621,472	(7,980,592)	15,272,523	(53,677,875)	24,504,805

—	—	—	—	—	—	—

(50,029,021)	25,276,117	(34,197,525)	(86,802,639)	(149,231,788)	(65,851,800)	(92,113,397)
190,600,290	319,705,199	148,776,359	411,763,611	503,356,814	219,005,445	340,649,021

$140,571,269	$344,981,316	$114,578,834	$324,960,972	$354,125,026	$153,153,645	$248,535,624

B-27

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund

	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,560,006)	$(1,902,183)
Net realized gain/(loss) from sale of investments	25,906,053	11,359,315
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	37,207,329	9,072,879

Net increase/(decrease) resulting from operations	59,553,376	18,530,011

2021 Contract Transactions
Contract purchase payments	588,067	379,219
Transfers between investment divisions, net	(32,357,891)	(6,619,501)
Transfers on account of death	(1,823,757)	(1,085,237)
Transfers for annuity benefits, surrenders and partial withdrawals	(30,560,932)	(16,924,577)
Contract fees	(12,536)	(5,834)
Transfers-rider fees and other	(3,506,204)	(1,739,913)

Net increase/(decrease) from contract transactions	(67,673,253)	(25,995,843)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,119,877)	(7,465,832)
Net Assets at December 31, 2020	243,678,920	130,519,935

Net Assets at December 31, 2021	$235,559,043	$123,054,103

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,785,619)	$(1,447,554)
Net realized gain/(loss) from sale of investments	18,232,689	7,034,812
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(30,400,298)	(27,706,417)

Net increase/(decrease) resulting from operations	(14,953,228)	(22,119,159)

2022 Contract Transactions
Contract purchase payments	512,367	229,569
Transfers between investment divisions, net	(22,967,727)	1,579,515
Transfers on account of death	(1,674,534)	(768,736)
Transfers for annuity benefits, surrenders and partial withdrawals	(21,063,296)	(11,945,628)
Contract fees	(13,195)	(6,220)
Transfers-rider fees and other	(3,295,272)	(1,643,238)

Net increase/(decrease) from contract transactions	(48,501,657)	(12,554,738)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(63,454,885)	(34,673,897)
Net Assets at December 31, 2021	235,559,043	123,054,103

Net Assets at December 31, 2022	$172,104,158	$88,380,206

See notes to financial statements.

B-28

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	10/22/2021 to 12/31/2022	10/22/2021 to 12/31/2022

$(3,984,782)	$(5,065,251)	$(1,261,030)	$(4,628,648)	$(4,476,743)	$(35,019)	$(563,452)
1,695,268	2,560,052	2,227,212	3,174,932	26,636,398	4,628	53,415
—	—	—	—	—	—	—
(8,640,958)	(5,227,628)	10,850,351	(2,960,525)	28,067,427	307,129	1,580,501

(10,930,472)	(7,732,827)	11,816,533	(4,414,241)	50,227,082	276,738	1,070,464

746,426	558,020	158,172	734,202	507,981	2,730	57,835
60,855,844	71,346,006	3,930,702	58,814,152	(62,377,288)	12,179,202	203,939,573
(2,702,631)	(2,890,417)	(525,092)	(2,872,627)	(1,958,241)	(12,415)	(211,280)
(34,813,479)	(35,340,267)	(10,569,076)	(38,723,266)	(35,052,896)	(309,622)	(5,764,032)
(16,453)	(20,425)	(4,517)	(18,415)	(15,423)	(456)	(2,223)
(4,055,192)	(5,331,295)	(1,254,186)	(4,709,312)	(4,574,790)	(18,090)	(444,057)

20,014,515	28,321,622	(8,263,997)	13,224,734	(103,470,657)	11,841,349	197,575,816

—	—	—	—	—	—	—

9,084,043	20,588,795	3,552,536	8,810,493	(53,243,575)	12,118,087	198,646,280
261,924,901	333,456,968	84,568,417	306,511,352	337,396,518	—	—

$271,008,944	$354,045,763	$88,120,953	$315,321,845	$284,152,943	$12,118,087	$198,646,280

$(3,269,471)	$(4,184,910)	$(1,029,783)	$(3,745,937)	$(3,833,244)	$(148,080)	$(2,511,892)
(1,904,094)	(1,583,247)	3,924,234	(1,196,386)	5,927,826	(145,462)	(4,020,989)
—	—	—	—	—	—	—
(19,309,792)	(49,906,930)	(5,208,085)	(47,259,044)	(69,543,100)	(1,933,087)	(24,683,006)

(24,483,357)	(55,675,087)	(2,313,634)	(52,201,367)	(67,448,518)	(2,226,629)	(31,215,887)

466,934	531,086	136,999	514,429	527,943	9,002	486,606
(18,593,091)	(482,362)	(13,416,394)	339,593	60,252,979	337,365	16,452,762
(2,400,940)	(2,901,180)	(529,195)	(2,510,925)	(1,976,590)	(40,291)	(1,727,028)
(23,060,169)	(25,849,174)	(6,504,403)	(24,614,567)	(25,643,072)	(805,908)	(15,214,927)
(17,445)	(21,390)	(4,879)	(19,273)	(17,338)	(1,946)	(14,654)
(3,811,803)	(5,043,975)	(1,180,108)	(4,375,683)	(4,603,088)	(83,425)	(2,420,905)

(47,416,514)	(33,766,995)	(21,497,980)	(30,666,426)	28,540,834	(585,203)	(2,438,146)

—	—	—	—	—	—	—

(71,899,871)	(89,442,082)	(23,811,614)	(82,867,793)	(38,907,684)	(2,811,832)	(33,654,033)
271,008,944	354,045,763	88,120,953	315,321,845	284,152,943	12,118,087	198,646,280

$199,109,073	$264,603,681	$64,309,339	$232,454,052	$245,245,259	$9,306,255	$164,992,247

B-29

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	10/22/2021 to 12/31/2022	10/22/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(983,633)	$(1,010,954)
Net realized gain/(loss) from sale of investments	114,265	97,437
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	3,131,784	11,322,158

Net increase/(decrease) resulting from operations	2,262,416	10,408,641

2021 Contract Transactions
Contract purchase payments	178,589	462,292
Transfers between investment divisions, net	358,327,761	365,388,595
Transfers on account of death	(478,780)	(1,217,605)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,746,615)	(9,103,075)
Contract fees	(3,017)	(2,656)
Transfers-rider fees and other	(837,612)	(745,172)

Net increase/(decrease) from contract transactions	348,440,326	354,782,379

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	350,702,742	365,191,020
Net Assets at December 31, 2020	—	—

Net Assets at December 31, 2021	$350,702,742	$365,191,020

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,090,001)	$(4,194,937)
Net realized gain/(loss) from sale of investments	(6,896,402)	(4,510,497)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(54,193,007)	(31,673,872)

Net increase/(decrease) resulting from operations	(65,179,410)	(40,379,306)

2022 Contract Transactions
Contract purchase payments	600,933	1,372,865
Transfers between investment divisions, net	10,399,920	(27,714,240)
Transfers on account of death	(2,416,718)	(2,964,971)
Transfers for annuity benefits, surrenders and partial withdrawals	(24,189,710)	(27,520,036)
Contract fees	(19,841)	(17,148)
Transfers-rider fees and other	(4,720,965)	(4,468,980)

Net increase/(decrease) from contract transactions	(20,346,381)	(61,312,510)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(85,525,791)	(101,691,816)
Net Assets at December 31, 2021	350,702,742	365,191,020

Net Assets at December 31, 2022	$265,176,951	$263,499,204

See notes to financial statements.

B-30

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

4/29/2022 to 12/31/22	4/29/2022 to 12/31/22	4/29/2022 to 12/31/22	4/29/2022 to 12/31/22	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$—	$—	$—	$—	$(1,348,719)	$(110,454)	$413,061
—	—	—	—	17,079,865	2,882,891	163,205
—	—	—	—	—	3,561,288	—
—	—	—	—	53,740,980	970,746	(143,547)

—	—	—	—	69,472,126	7,304,471	432,719

—	—	—	—	497,582	221,404	19,240
—	—	—	—	(30,322,199)	(2,247,079)	962,836
—	—	—	—	(2,243,219)	(206,204)	(51,955)
—	—	—	—	(36,896,886)	(4,505,834)	(1,373,143)
—	—	—	—	(20,586)	(6,591)	(1,489)
—	—	—	—	(4,782,525)	(188,582)	(72,910)

—	—	—	—	(73,767,833)	(6,932,886)	(517,421)

—	—	—	—	—	—	—

—	—	—	—	(4,295,707)	371,585	(84,702)
—	—	—	—	342,194,900	31,542,671	10,069,973

$—	$—	$—	$—	$337,899,193	$31,914,256	$9,985,271

$(3,244,526)	$(1,895,106)	$(77,135)	$(231,933)	$(444,481)	$(51,048)	$433,983
(966,068)	(678,815)	(27,166)	30,843	5,544,965	278,635	6,986
—	—	—	—	46,153,637	3,270,914	—
(12,617,260)	(4,124,615)	(406,956)	558,270	(68,199,160)	(9,756,896)	(1,820,765)

(16,827,854)	(6,698,536)	(511,257)	357,180	(16,945,039)	(6,258,395)	(1,379,796)

474,278	317,766	69,215	22,894	560,109	129,638	25,071
356,104,369	200,301,072	8,254,817	23,454,136	(48,352,134)	(466,634)	(356,297)
(2,405,301)	(1,291,423)	(80,084)	(76,750)	(2,095,124)	(137,863)	(73,691)
(21,333,547)	(13,026,993)	(548,554)	(1,367,589)	(22,797,443)	(1,828,679)	(846,498)
(21,008)	(11,216)	(1,593)	(2,534)	(21,065)	(6,320)	(1,424)
(3,603,704)	(2,280,375)	(8,878)	(161,439)	(4,378,188)	(173,611)	(63,659)

329,215,087	184,008,831	7,684,923	21,868,718	(77,083,845)	(2,483,469)	(1,316,498)

—	—	—	—	—	—	—

312,387,233	177,310,295	7,173,666	22,225,898	(94,028,884)	(8,741,864)	(2,696,294)
—	—	—	—	337,899,193	31,914,256	9,985,271

$312,387,233	$177,310,295	$7,173,666	$22,225,898	$243,870,309	$23,172,392	$7,288,977

B-31

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series

	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$424,622	$(249,480)
Net realized gain/(loss) from sale of investments	1,278,311	826,909
Reinvested realized gain distributions	—	1,063,995
Net change in unrealized appreciation/(depreciation) of investments	(2,911,149)	(3,526,502)

Net increase/(decrease) resulting from operations	(1,208,216)	(1,885,078)

2021 Contract Transactions
Contract purchase payments	690,156	85,427
Transfers between investment divisions, net	47,547,567	92,931
Transfers on account of death	(2,420,480)	(156,501)
Transfers for annuity benefits, surrenders and partial withdrawals	(31,856,925)	(2,819,289)
Contract fees	(15,507)	(3,047)
Transfers-rider fees and other	(3,669,996)	(41,844)

Net increase/(decrease) from contract transactions	10,274,815	(2,842,323)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	9,066,599	(4,727,401)
Net Assets at December 31, 2020	237,207,293	18,177,028

Net Assets at December 31, 2021	$246,273,892	$13,449,627

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,306,963	$(131,419)
Net realized gain/(loss) from sale of investments	(6,690,620)	(456,112)
Reinvested realized gain distributions	—	1,965,610
Net change in unrealized appreciation/(depreciation) of investments	(2,476,058)	(6,334,625)

Net increase/(decrease) resulting from operations	(6,859,715)	(4,956,546)

2022 Contract Transactions
Contract purchase payments	125,902	32,870
Transfers between investment divisions, net	(229,382,604)	904,619
Transfers on account of death	(854,634)	(105,878)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,060,319)	(1,406,195)
Contract fees	(5,131)	(2,158)
Transfers-rider fees and other	(1,237,391)	(37,999)

Net increase/(decrease) from contract transactions	(239,414,177)	(614,741)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(246,273,892)	(5,571,287)
Net Assets at December 31, 2021	246,273,892	13,449,627

Net Assets at December 31, 2022	$—	$7,878,340

See notes to financial statements.

B-32

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Invesco V.I. Global Real Estate Fund Series II

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022

$82,822	$(77,763)	$2,934,044	$(46,516)	$(10,009)	$(53,803)	$1,770
792,008	554,997	2,967,799	(74,395)	46,419	105,866	(2,731)
613,287	146,185	9,836,179	444,123	47,333	595,207	—
2,170,990	(1,073,085)	(22,846,136)	374,044	8,383	(97,183)	63,964

3,659,107	(449,666)	(7,108,114)	697,256	92,126	550,087	63,003

77,365	63,646	1,068,442	35,812	7,953	24,347	26,909
(696,635)	336,687	78,850,021	(77,083)	(98,918)	4,000	(2,687)
(182,792)	(34,798)	(4,125,712)	(35,933)	—	(26,008)	—
(3,879,168)	(2,256,372)	(56,282,745)	(441,712)	(18,314)	(718,818)	(12,173)
(3,863)	(2,700)	(29,201)	(1,431)	(150)	(1,244)	(51)
(246,795)	(10,072)	(5,886,476)	(3,800)	(518)	(3,721)	(2,341)

(4,931,888)	(1,903,609)	13,594,329	(524,147)	(109,947)	(721,444)	9,657

—	—	—	—	—	—	—

(1,272,781)	(2,353,275)	6,486,215	173,109	(17,821)	(171,357)	72,660
29,948,139	10,430,662	415,977,431	3,900,089	598,262	4,510,854	283,060

$28,675,358	$8,077,387	$422,463,646	$4,073,198	$580,441	$4,339,497	$355,720

$280,565	$(42,944)	$6,521,839	$(37,987)	$(2,292)	$(12,059)	$1,633
3,051,878	(95,218)	(39,001,335)	(21,623)	(269,267)	(2,454,707)	(98,170)
1,746,200	1,139,963	1,181,901	336,535	322,855	2,509,902	—
(9,873,937)	(2,812,141)	(1,157,634)	(845,189)	(97,147)	(467,587)	(80,859)

(4,795,294)	(1,810,340)	(32,455,229)	(568,264)	(45,851)	(424,451)	(177,396)

112,050	49,726	264,366	18,488	240	8,682	3,328
369,933	(232,562)	(373,161,449)	69,748	(417,784)	(3,757,779)	101,334
(246,902)	(82,973)	(1,437,885)	—	—	(3,016)	(722)
(2,119,925)	(1,022,686)	(13,760,145)	(272,282)	(116,554)	(162,251)	(97,680)
(3,636)	(2,268)	(9,477)	(1,410)	(55)	(596)	(51)
(243,805)	(11,986)	(1,903,827)	(4,030)	(437)	(86)	(697)

(2,132,285)	(1,302,749)	(390,008,417)	(189,486)	(534,590)	(3,915,046)	5,512

—	—	—	—	—	—	—

(6,927,579)	(3,113,089)	(422,463,646)	(757,750)	(580,441)	(4,339,497)	(171,884)
28,675,358	8,077,387	422,463,646	4,073,198	580,441	4,339,497	355,720

$21,747,779	$4,964,298	$—	$3,315,448	$—	$—	$183,836

B-33

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II

	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(6,139)	$100,144
Net realized gain/(loss) from sale of investments	18,400	40,557
Reinvested realized gain distributions	14,197	199,174
Net change in unrealized appreciation/(depreciation) of investments	108,959	155,822

Net increase/(decrease) resulting from operations	135,417	495,697

2021 Contract Transactions
Contract purchase payments	10,834	109,382
Transfers between investment divisions, net	68,089	130,162
Transfers on account of death	(6,990)	(949,255)
Transfers for annuity benefits, surrenders and partial withdrawals	(104,542)	(352,270)
Contract fees	(177)	—
Transfers-rider fees and other	(501)	33

Net increase/(decrease) from contract transactions	(33,287)	(1,061,948)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	102,130	(566,251)
Net Assets at December 31, 2020	467,745	6,801,331

Net Assets at December 31, 2021	$569,875	$6,235,080

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,682)	$257,130
Net realized gain/(loss) from sale of investments	35,724	324,247
Reinvested realized gain distributions	—	152,241
Net change in unrealized appreciation/(depreciation) of investments	(78,726)	(1,525,582)

Net increase/(decrease) resulting from operations	(44,684)	(791,964)

2022 Contract Transactions
Contract purchase payments	1,573	571,082
Transfers between investment divisions, net	(520,496)	(48,226)
Transfers on account of death	—	(1,159,586)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,884)	(945,225)
Contract fees	(65)	—
Transfers-rider fees and other	(319)	(1,379)

Net increase/(decrease) from contract transactions	(525,191)	(1,583,334)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(569,875)	(2,375,298)
Net Assets at December 31, 2021	569,875	6,235,080

Net Assets at December 31, 2022	$—	$3,859,782

See notes to financial statements.

B-34

Investment Options
AB VPS Growth and Income Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B	BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Core V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Small Cap Value Fund Class 2

1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 10/22/2021	1/1/2021 to 4/29/2022	1/1/2021 to 10/22/2021

$(1,214,181)	$(19,331)	$7,512	$(20,937)	$(3,422,747)	$(409)	$(822,152)
55,248,531	180,971	91,847	93,775	66,660,617	106,427	36,775,018
—	141,363	—	415,038	8,483,118	250,736	—
(6,606,395)	(85,446)	121,974	(364,423)	(11,968,627)	(72,763)	(5,424,079)

47,427,955	217,557	221,333	123,453	59,752,361	283,991	30,528,787

253,716	6,194	4,987	28,971	452,008	33,422	187,991
(242,676,336)	—	57,450	105,332	(330,401,899)	127,491	(141,738,383)
(1,133,255)	(16,222)	(113,452)	(18,594)	(1,485,815)	—	(687,913)
(17,356,406)	(260,549)	(249,607)	(475,373)	(27,965,806)	(39,704)	(10,608,876)
(9,357)	(317)	(120)	(745)	(12,939)	(204)	(5,042)
(2,592,878)	(2,783)	(14,473)	(296)	(3,870,100)	3	(1,405,806)

(263,514,516)	(273,677)	(315,215)	(360,705)	(363,284,551)	121,008	(154,258,029)

—	—	—	—	—	—	—

(216,086,561)	(56,120)	(93,882)	(237,252)	(303,532,190)	404,999	(123,729,242)
216,086,561	1,092,707	2,915,562	2,706,441	303,532,190	1,184,126	123,729,242

$—	$1,036,587	$2,821,680	$2,469,189	$—	$1,589,125	$—

$—	$(9,715)	$21,973	$(27,062)	$—	$(6,658)	$—
—	36,507	123,970	(36,291)	—	(159,443)	—
—	81,288	545,614	31,632	—	—	—
—	(395,894)	(1,175,083)	(380,343)	—	60,125	—

—	(287,814)	(483,526)	(412,064)	—	(105,976)	—

—	1,798	132,687	26,958	—	5,255	—
—	600	67,216	(66,256)	—	(1,455,238)	—
—	53	(275,592)	(21,550)	—	—	—
—	(67,682)	(708,836)	(316,474)	—	(33,038)	—
—	(281)	(115)	(632)	—	(128)	—
—	(1,834)	(13,520)	38	—	—	—

—	(67,346)	(798,160)	(377,916)	—	(1,483,149)	—

—	—	—	—	—	—	—

—	(355,160)	(1,281,686)	(789,980)	—	(1,589,125)	—
—	1,036,587	2,821,680	2,469,189	—	1,589,125	—

$—	$681,427	$1,539,994	$1,679,209	$—	$—	$—

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Columbia Variable Portfolio- Small Company Growth Fund Class 2	Davis Financial Portfolio

	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(15,913)	$(4,500)
Net realized gain/(loss) from sale of investments	394,369	13,995
Reinvested realized gain distributions	127,538	135,051
Net change in unrealized appreciation/(depreciation) of investments	(457,484)	219,128

Net increase/(decrease) resulting from operations	48,510	363,674

2021 Contract Transactions
Contract purchase payments	12,244	8,989
Transfers between investment divisions, net	(747,759)	357,091
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(276,148)	(217,784)
Contract fees	(220)	(375)
Transfers-rider fees and other	(2,436)	2,217

Net increase/(decrease) from contract transactions	(1,014,319)	150,138

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(965,809)	513,812
Net Assets at December 31, 2020	1,516,547	1,264,180

Net Assets at December 31, 2021	$550,738	$1,777,992

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,482	$6,017
Net realized gain/(loss) from sale of investments	(180,744)	(61,731)
Reinvested realized gain distributions	—	56,081
Net change in unrealized appreciation/(depreciation) of investments	16,868	(214,424)

Net increase/(decrease) resulting from operations	(161,394)	(214,057)

2022 Contract Transactions
Contract purchase payments	—	6,645
Transfers between investment divisions, net	(380,342)	98,420
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(8,946)	(145,118)
Contract fees	(56)	(401)
Transfers-rider fees and other	—	2,300

Net increase/(decrease) from contract transactions	(389,344)	(38,154)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(550,738)	(252,211)
Net Assets at December 31, 2021	550,738	1,777,992

Net Assets at December 31, 2022	$—	$1,525,781

See notes to financial statements.

B-36

Investment Options
Davis Real Estate Portfolio	Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Equity- Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2

1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022

$(9,592)	$(288,191)	$(21,887)	$(121,312)	$136,653	$(2,431,641)	$(6,530)
99,827	5,522,203	57,807	3,372,761	496,157	78,379,763	4,250
—	4,902,953	194,348	375,508	1,139,592	834,686	27,171
592,728	(5,198,716)	160,217	(1,305,679)	(2,755,038)	(35,085,177)	30,613

682,963	4,938,249	390,485	2,321,278	(982,636)	41,697,631	55,504

10,185	48,508	27,933	24,015	83,273	354,632	438
103,319	(1,511,120)	38,266	(13,215,154)	5,977,956	(229,238,914)	—
(7,692)	(285,650)	—	(85,648)	(406,677)	(1,100,426)	—
(261,425)	(3,905,812)	(147,126)	(1,142,040)	(5,703,339)	(18,152,958)	(9,815)
(719)	(3,585)	(1,069)	(1,536)	(4,080)	(12,349)	(86)
(2,068)	(257,907)	(1,381)	(75,339)	(351,577)	(2,226,895)	—

(158,400)	(5,915,566)	(83,377)	(14,495,702)	(404,444)	(250,376,910)	(9,463)

—	—	—	—	—	—	—

524,563	(977,317)	307,108	(12,174,424)	(1,387,080)	(208,679,279)	46,041
1,821,537	30,742,641	2,429,298	12,174,424	42,098,505	208,679,279	322,694

$2,346,100	$29,765,324	$2,736,406	$—	$40,711,425	$—	$368,735

$3,703	$(128,026)	$(7,978)	$—	$199,391	$—	$(400)
82,726	(7,038,989)	121,387	—	(528,469)	—	(83,524)
92,156	—	144,902	—	1,937,920	—	6,168
(802,556)	2,659,906	(730,306)	—	(7,174,279)	—	(109,499)

(623,971)	(4,507,109)	(471,995)	—	(5,565,437)	—	(187,255)

9,673	75,335	19,148	—	46,756	—	63,734
(68,660)	(24,238,619)	(165,916)	—	(640,747)	—	28,634
(30,351)	(264,403)	(41)	—	(407,572)	—	(1,177)
(157,954)	(758,132)	(360,631)	—	(3,144,508)	—	(5,928)
(757)	(1,023)	(1,010)	—	(4,155)	—	(72)
(2,439)	(71,373)	(1,204)	—	(328,292)	—	—

(250,488)	(25,258,215)	(509,654)	—	(4,478,518)	—	85,191

—	—	—	—	—	—	—

(874,459)	(29,765,324)	(981,649)	—	(10,043,955)	—	(102,064)
2,346,100	29,765,324	2,736,406	—	40,711,425	—	368,735

$1,471,641	$—	$1,754,757	$—	$30,667,470	$—	$266,671

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2

	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(314,233)	$(619,037)
Net realized gain/(loss) from sale of investments	—	5,827,524
Reinvested realized gain distributions	—	4,333,852
Net change in unrealized appreciation/(depreciation) of investments	—	(4,808,053)

Net increase/(decrease) resulting from operations	(314,233)	4,734,286

2021 Contract Transactions
Contract purchase payments	718,910	3,484,743
Transfers between investment divisions, net	1,479,675	(403,885)
Transfers on account of death	(1,365,589)	(3,711,736)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,465,673)	(4,457,838)
Contract fees	(5,119)	—
Transfers-rider fees and other	(60,053)	(13,724)

Net increase/(decrease) from contract transactions	(4,697,849)	(5,102,440)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	(259,437)	—

Total Increase/(Decrease) in Net Assets	(5,271,519)	(368,154)
Net Assets at December 31, 2020	25,068,400	46,433,648

Net Assets at December 31, 2021	$19,796,881	$46,065,494

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(23,531)	$(144,764)
Net realized gain/(loss) from sale of investments	—	2,163,522
Reinvested realized gain distributions	—	6,561,370
Net change in unrealized appreciation/(depreciation) of investments	—	(20,941,406)

Net increase/(decrease) resulting from operations	(23,531)	(12,361,278)

2022 Contract Transactions
Contract purchase payments	1,740,733	312,838
Transfers between investment divisions, net	7,663,160	(32,609,088)
Transfers on account of death	(2,823,436)	(109,545)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,630,461)	(1,297,805)
Contract fees	(4,540)	—
Transfers-rider fees and other	(8,636)	(616)

Net increase/(decrease) from contract transactions	2,936,820	(33,704,216)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	72,250	—

Total Increase/(Decrease) in Net Assets	2,985,539	(46,065,494)
Net Assets at December 31, 2021	19,796,881	46,065,494

Net Assets at December 31, 2022	$22,782,420	$—

See notes to financial statements.

B-38

Investment Options
Templeton Global Bond VIP Fund Class 2	Templeton Growth VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Income VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Franklin Growth & Income VIP Fund Class 2

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022	1/1/2021 to 10/22/2021	1/1/2021 to 10/22/2021	1/1/2021 to 10/22/2021

$(60,020)	$(10,823)	$1,189,371	$103,284	$23,293	$(186,107)	$411,455
(430,230)	(62,003)	12,169,991	(12,991)	40,835	13,939,196	1,243,664
—	—	—	—	—	2,001,971	2,007,656
225,183	160,886	778,784	389,903	204,931	836,037	1,992,911

(265,067)	88,060	14,138,146	480,196	269,059	16,591,097	5,655,686

94,137	35,127	266,015	7,108	32,049	129,508	317,611
16,832	18,898	(191,295,886)	114,496	(1,465,309)	(91,371,131)	(30,716,325)
(79,625)	(13,058)	(965,621)	(18,593)	(21,495)	(447,211)	(742,997)
(1,086,759)	(347,962)	(18,899,350)	(639,803)	(355,927)	(6,755,014)	(2,651,206)
(480)	(608)	(7,239)	(557)	(187)	(4,484)	—
(304)	(7,170)	(2,374,753)	(4,761)	(3,456)	(862,883)	(884)

(1,056,199)	(314,773)	(213,276,834)	(542,110)	(1,814,325)	(99,311,215)	(33,793,801)

—	—	—	—	—	—	—

(1,321,266)	(226,713)	(199,138,688)	(61,914)	(1,545,266)	(82,720,118)	(28,138,115)
4,413,935	2,492,354	199,138,688	3,491,681	1,545,266	82,720,118	28,138,115

$3,092,669	$2,265,641	$—	$3,429,767	$—	$—	$—

$(37,996)	$(25,181)	$—	$113,558	$—	$—	$—
(265,006)	(48,730)	—	4,139	—	—	—
—	—	—	66,297	—	—	—
124,272	(213,733)	—	(441,793)	—	—	—

(178,730)	(287,644)	—	(257,799)	—	—	—

8,957	31,228	—	32,143	—	—	—
71,568	256	—	227,011	—	—	—
(98,357)	—	—	(83,057)	—	—	—
(794,135)	(78,006)	—	(536,376)	—	—	—
(511)	(546)	—	(563)	—	—	—
(86)	(7,947)	—	(2,029)	—	—	—

(812,564)	(55,015)	—	(362,871)	—	—	—

—	—	—	—	—	—	—

(991,294)	(342,659)	—	(620,670)	—	—	—
3,092,669	2,265,641	—	3,429,767	—	—	—

$2,101,375	$1,922,982	$—	$2,809,097	$—	$—	$—

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class

	1/1/2021 to 4/29/2022	1/1/2021 to 4/29/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(645,721)	$5,222
Net realized gain/(loss) from sale of investments	6,222,201	1,721
Reinvested realized gain distributions	7,777,594	14,873
Net change in unrealized appreciation/(depreciation) of investments	(12,563,602)	(26,760)

Net increase/(decrease) resulting from operations	790,472	(4,944)

2021 Contract Transactions
Contract purchase payments	77,716	750
Transfers between investment divisions, net	(2,767,114)	8,668
Transfers on account of death	(289,055)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(5,342,984)	(20,631)
Contract fees	(2,248)	(137)
Transfers-rider fees and other	(610,494)	(206)

Net increase/(decrease) from contract transactions	(8,934,179)	(11,556)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,143,707)	(16,500)
Net Assets at December 31, 2020	46,299,615	365,572

Net Assets at December 31, 2021	$38,155,908	$349,072

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(163,150)	$(932)
Net realized gain/(loss) from sale of investments	(8,235,008)	(28,764)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(2,035,760)	(1,774)

Net increase/(decrease) resulting from operations	(10,433,918)	(31,470)

2022 Contract Transactions
Contract purchase payments	19,590	—
Transfers between investment divisions, net	(26,328,632)	(290,107)
Transfers on account of death	(72,456)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,210,365)	(27,372)
Contract fees	(590)	(63)
Transfers-rider fees and other	(129,537)	(60)

Net increase/(decrease) from contract transactions	(27,721,990)	(317,602)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(38,155,908)	(349,072)
Net Assets at December 31, 2021	38,155,908	349,072

Net Assets at December 31, 2022	$—	$—

See notes to financial statements.

B-40

Investment Options
MFS Total Return Series Service Class	MFS Technology Portfolio Service Class	MFS VIT II International Intrinsic Value Fund	MFS Blended Research Core Equity Portfolio Service Class	Invesco Oppenheimer International Growth Fund	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class

1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$69	$(426,505)	$(92,357)	$(320,845)	$(61,656)	$(13,953)	$25,807
150,695	5,336,684	3,417,698	2,877,077	1,989,478	2,408	14,764
221,812	1,554,391	268,998	3,839,026	952	—	—
165,258	(3,089,840)	(3,121,000)	7,395,711	(1,321,719)	(19,848)	(11,465)

537,834	3,374,730	473,339	13,790,969	607,055	(31,393)	29,106

3,086	57,120	807,912	86,216	114,737	6,513	2,048
(213,215)	(117,167)	(9,835,452)	(5,165,266)	(5,810,962)	191,462	(83,715)
(68,063)	(200,365)	(935,328)	(345,537)	(240,560)	—	(5,866)
(628,263)	(4,439,844)	(491,583)	(3,551,023)	(377,252)	(199,630)	(67,455)
(1,749)	(1,679)	—	(2,169)	—	(194)	(222)
(10,618)	(401,320)	(808)	(769,129)	37	(70)	(11)

(918,822)	(5,103,255)	(10,455,259)	(9,746,908)	(6,314,000)	(1,919)	(155,221)

—	—	—	—	—	—	—

(380,988)	(1,728,525)	(9,981,920)	4,044,061	(5,706,945)	(33,312)	(126,115)
4,779,271	27,856,397	9,981,920	53,299,313	5,706,945	1,187,395	882,083

$4,398,283	$26,127,872	$—	$57,343,374	$—	$1,154,083	$755,968

$(19,567)	$(299,870)	$—	$(266,264)	$—	$659	$36,342
267,551	2,363,993	—	1,251,028	—	(14,218)	3,416
—	1,945,031	—	7,856,312	—	—	—
(670,330)	(13,814,162)	—	(18,393,748)	—	(63,645)	(131,818)

(422,346)	(9,805,008)	—	(9,552,672)	—	(77,204)	(92,060)

770	37,520	—	194,908	—	71,412	1,725
(3,811,462)	5,446,617	—	(1,652,391)	—	(82,616)	—
(61,976)	(120,038)	—	(575,390)	—	(80,072)	—
(100,008)	(2,463,674)	—	(5,081,476)	—	(111,509)	(119,547)
(594)	(1,607)	—	(2,492)	—	(172)	(226)
(2,667)	(344,153)	—	(763,419)	—	(81)	—

(3,975,937)	2,554,665	—	(7,880,260)	—	(203,038)	(118,048)

—	—	—	—	—	—	—

(4,398,283)	(7,250,343)	—	(17,432,932)	—	(280,242)	(210,108)
4,398,283	26,127,872	—	57,343,374	—	1,154,083	755,968

$—	$18,877,529	$—	$39,910,442	$—	$873,841	$545,860

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class

	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(16,978)	$11,609
Net realized gain/(loss) from sale of investments	9,867	15,485
Reinvested realized gain distributions	111,230	34,104
Net change in unrealized appreciation/(depreciation) of investments	7,180	(63,600)

Net increase/(decrease) resulting from operations	111,299	(2,402)

2021 Contract Transactions
Contract purchase payments	2,284	16,593
Transfers between investment divisions, net	—	—
Transfers on account of death	(3,675)	(93,561)
Transfers for annuity benefits, surrenders and partial withdrawals	(145,535)	(115,175)
Contract fees	—	—
Transfers-rider fees and other	—	—

Net increase/(decrease) from contract transactions	(146,926)	(192,143)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(35,627)	(194,545)
Net Assets at December 31, 2020	1,223,286	1,969,934

Net Assets at December 31, 2021	$1,187,659	$1,775,389

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,871)	$21,674
Net realized gain/(loss) from sale of investments	3,884	(12,521)
Reinvested realized gain distributions	—	169,417
Net change in unrealized appreciation/(depreciation) of investments	(144,424)	(310,690)

Net increase/(decrease) resulting from operations	(142,411)	(132,120)

2022 Contract Transactions
Contract purchase payments	9,844	10,166
Transfers between investment divisions, net	(992,492)	39,878
Transfers on account of death	(9,836)	(989)
Transfers for annuity benefits, surrenders and partial withdrawals	(52,764)	(168,304)
Contract fees	—	—
Transfers-rider fees and other	—	1

Net increase/(decrease) from contract transactions	(1,045,248)	(119,248)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,187,659)	(251,368)
Net Assets at December 31, 2021	1,187,659	1,775,389

Net Assets at December 31, 2022	$—	$1,524,021

See notes to financial statements.

B-42

Investment Options
Pioneer Mid Cap Value VCT Portfolio Class II	Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II	American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB

1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/27/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022

$(786,958)	$388,557	$(52,655)	$199,849	$107,676	$347,989	$(255,116)
35,374,985	346,162	827,527	157,736	33,695	19,983	8,785,350
—	1,823,923	—	—	—	—	5,510,998
4,097,504	(3,366,856)	2,026,459	146,427	(244,447)	(7,716)	17,719,549

38,685,531	(808,214)	2,801,331	504,012	(103,076)	360,256	31,760,781

202,662	226,072	1,781,139	950,539	15,376	86,546	337,649
(192,524,035)	8,735,013	(145,917)	854,047	(93,196)	(127,083)	(16,700,718)
(926,555)	(999,935)	(1,558,144)	(325,733)	(87,196)	(153,155)	(1,118,592)
(14,382,818)	(4,713,648)	(2,028,839)	(334,906)	(282,630)	(635,700)	(17,769,934)
(7,350)	(2,171)	—	—	—	—	(6,076)
(2,185,044)	(703,659)	3,496	13,686	(3)	32	(1,956,633)

(209,823,140)	2,541,672	(1,948,265)	1,157,633	(447,649)	(829,360)	(37,214,304)

—	—	—	—	—	—	—

(171,137,609)	1,733,458	853,066	1,661,645	(550,725)	(469,104)	(5,453,523)
171,137,609	66,813,520	13,576,457	10,147,773	5,008,357	7,793,102	137,022,636

$—	$68,546,978	$14,429,523	$11,809,418	$4,457,632	$7,323,998	$131,569,113

$—	$450,762	$36,070	$389,644	$191,733	$346,812	$1,117,757
—	(1,169,758)	491,810	(14,328)	(287,404)	(132,593)	20,556,646
—	1,228,448	1,800,413	57,368	—	—	9,824,240
—	(10,787,172)	(2,636,678)	(2,044,687)	(161,902)	(1,091,091)	(37,463,383)

—	(10,277,720)	(308,385)	(1,612,003)	(257,573)	(876,872)	(5,964,740)

—	779,158	364,536	814,722	136,612	233,021	60,696
—	(1,031,562)	(13,737,399)	(1,155,630)	(4,094,822)	(56,696)	(120,637,262)
—	(1,280,659)	(94,486)	(223,697)	(67,582)	(184,996)	(393,425)
—	(5,128,054)	(650,613)	(578,812)	(174,266)	(601,025)	(4,194,416)
—	(2,454)	—	—	—	—	(1,715)
—	(644,379)	(3,176)	(340)	(1)	(513)	(438,251)

—	(7,307,950)	(14,121,138)	(1,143,757)	(4,200,059)	(610,209)	(125,604,373)

—	—	—	—	—	—	—

—	(17,585,670)	(14,429,523)	(2,755,760)	(4,457,632)	(1,487,081)	(131,569,113)
—	68,546,978	14,429,523	11,809,418	4,457,632	7,323,998	131,569,113

$—	$50,961,308	$—	$9,053,658	$—	$5,836,917	$—

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Putnam VT Multi Asset Absolute Return Fund Class IB	Putnam VT Small Cap Value Fund Class IB

	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(15,126)	$(60,511)
Net realized gain/(loss) from sale of investments	(35,156)	(264,857)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	43,187	3,218,968

Net increase/(decrease) resulting from operations	(7,095)	2,893,600

2021 Contract Transactions
Contract purchase payments	29,601	57,667
Transfers between investment divisions, net	(109,278)	(1,640,345)
Transfers on account of death	(74,917)	(107,272)
Transfers for annuity benefits, surrenders and partial withdrawals	(86,900)	(520,346)
Contract fees	—	(158)
Transfers-rider fees and other	21	(54,002)

Net increase/(decrease) from contract transactions	(241,473)	(2,264,456)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(248,568)	629,144
Net Assets at December 31, 2020	1,298,658	8,390,944

Net Assets at December 31, 2021	$1,050,090	$9,020,088

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,762	$(87,303)
Net realized gain/(loss) from sale of investments	(15,471)	(28,878)
Reinvested realized gain distributions	—	1,066,336
Net change in unrealized appreciation/(depreciation) of investments	3,587	(2,146,469)

Net increase/(decrease) resulting from operations	(10,122)	(1,196,314)

2022 Contract Transactions
Contract purchase payments	12,794	171,374
Transfers between investment divisions, net	(22,412)	(173,193)
Transfers on account of death	(5,842)	(71,132)
Transfers for annuity benefits, surrenders and partial withdrawals	(77,980)	(855,726)
Contract fees	—	(157)
Transfers-rider fees and other	—	(56,366)

Net increase/(decrease) from contract transactions	(93,440)	(985,200)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(103,562)	(2,181,514)
Net Assets at December 31, 2021	1,050,090	9,020,088

Net Assets at December 31, 2022	$946,528	$6,838,574

See notes to financial statements.

B-44

Investment Options
Putnam VT Multi-Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Portfolio Class III	ALPS/ Red Rocks Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$(651,297)	$11,023	$56,074	$1,747	$(124,095)	$(500,579)	$72,299
48,130,463	42,450	158,615	10,040	1,169,391	11,417,927	53,884
11,079,561	—	—	—	1,066,617	9,287,505	—
(29,684,163)	503,455	204,374	45,522	(441,567)	(9,385,737)	349,625

28,874,564	556,928	419,063	57,309	1,670,346	10,819,116	475,808

161,200	21,531	39,610	2,012	191,457	1,856,787	38,122
(138,341,945)	(3,116)	(2,158)	100,933	(172,841)	(3,023,817)	22,311
(596,877)	(41,935)	(151,819)	—	(640,743)	(1,974,362)	(25,857)
(11,164,684)	(116,167)	(173,954)	(53,623)	(1,983,406)	(6,598,390)	(169,039)
(4,588)	—	—	—	—	(3,378)	—
(1,529,006)	(222)	36	—	1,222	(865,976)	(80)

(151,475,900)	(139,909)	(288,285)	49,322	(2,604,311)	(10,609,136)	(134,543)

—	—	—	—	—	—	—

(122,601,336)	417,019	130,778	106,631	(933,965)	209,980	341,265
122,601,336	1,548,336	1,932,786	523,928	12,013,914	66,839,984	4,704,426

$—	$1,965,355	$2,063,564	$630,559	$11,079,949	$67,049,964	$5,045,691

$—	$63,525	$163,394	$34,711	$(38,332)	$(723,062)	$(48,975)
—	126,123	42,362	(2,103)	1,839,582	3,438,114	20,157
—	—	133,218	601	—	10,336,854	240,029
—	112,339	(937,374)	(87,644)	(3,390,704)	(39,371,779)	(1,124,018)

—	301,987	(598,400)	(54,435)	(1,589,454)	(26,319,873)	(912,807)

—	89,066	6,018	35,897	169,396	369,759	26,807
—	54,749	(15,493)	—	(9,399,780)	14,232,018	(50,520)
—	(34,904)	(18,745)	(32,862)	(39,472)	(442,697)	(117,339)
—	(293,049)	(140,429)	(49,555)	(216,619)	(4,037,928)	(149,546)
—	—	—	—	—	(3,214)	—
—	36	—	8	(4,020)	(758,047)	8,879

—	(184,102)	(168,649)	(46,512)	(9,490,495)	9,359,891	(281,719)

—	—	—	—	—	—	—

—	117,885	(767,049)	(100,947)	(11,079,949)	(16,959,982)	(1,194,526)
—	1,965,355	2,063,564	630,559	11,079,949	67,049,964	5,045,691

$—	$2,083,240	$1,296,515	$529,612	$—	$50,089,982	$3,851,165

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Multi-Asset Dynamic Multi- Strategy VIT

	1/1/2021 to 4/29/2022	1/1/2021 to 8/19/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(193,963)	$6,602
Net realized gain/(loss) from sale of investments	1,372,883	3,744
Reinvested realized gain distributions	1,759,400	—
Net change in unrealized appreciation/(depreciation) of investments	(1,409,491)	69,041

Net increase/(decrease) resulting from operations	1,528,829	79,387

2021 Contract Transactions
Contract purchase payments	520,002	—
Transfers between investment divisions, net	(263,976)	—
Transfers on account of death	(632,579)	(6,679)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,462,105)	(47,667)
Contract fees	(176)	—
Transfers-rider fees and other	(48,412)	—

Net increase/(decrease) from contract transactions	(1,887,246)	(54,346)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(358,417)	25,041
Net Assets at December 31, 2020	13,931,870	722,367

Net Assets at December 31, 2021	$13,573,453	$747,408

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(41,413)	$(4,526)
Net realized gain/(loss) from sale of investments	(256,565)	(34,787)
Reinvested realized gain distributions	—	14,795
Net change in unrealized appreciation/(depreciation) of investments	(3,173,796)	(77,008)

Net increase/(decrease) resulting from operations	(3,471,774)	(101,526)

2022 Contract Transactions
Contract purchase payments	235,541	—
Transfers between investment divisions, net	(9,746,645)	(634,943)
Transfers on account of death	(99,803)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(460,590)	(10,939)
Contract fees	(95)	—
Transfers-rider fees and other	(30,087)	—

Net increase/(decrease) from contract transactions	(10,101,679)	(645,882)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(13,573,453)	(747,408)
Net Assets at December 31, 2021	13,573,453	747,408

Net Assets at December 31, 2022	$—	$—

See notes to financial statements.

B-46

Investment Options
Merger Fund VL	Guggenheim VT Multi- Hedge Strategies Fund	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$(28,161)	$(8,548)	$(11,335)	$(153,076)	$(19,496)	$1,242	$(13,566)
33,228	15,338	9,336	899,593	315,040	—	76,513
97,835	15,465	—	725,414	—	3,877	—
(107,227)	20,155	297,539	(227,809)	(196,274)	6,039	134,430

(4,325)	42,410	295,540	1,244,122	99,270	11,158	197,377

91,159	1,712	11,101	1,206,596	65,528	285	616
—	—	1,171	(42,655)	(54,498)	46,930	19,763
(42,321)	(8,415)	(41,986)	(1,486,182)	(83,726)	—	(27,124)
(188,865)	(116,686)	(84,333)	(817,998)	(664,568)	—	(204,713)
—	—	—	—	—	—	—
15	—	106	(1,475)	148	—	—

(140,012)	(123,389)	(113,941)	(1,141,714)	(737,116)	47,215	(211,458)

—	—	—	—	—	—	—

(144,337)	(80,979)	181,599	102,408	(637,846)	58,373	(14,081)
2,243,767	628,019	1,376,440	11,156,545	4,039,542	51,371	1,152,312

$2,099,430	$547,040	$1,558,039	$11,258,953	$3,401,696	$109,744	$1,138,231

$5,221	$(50)	$(8,416)	$(114,635)	$(19,184)	$1,994	$945
17,487	8,998	6,479	450,167	32,715	(714)	60,202
—	5,075	—	150,649	261,818	5,834	—
(31,040)	(36,451)	(232,035)	(2,031,616)	(1,132,091)	(17,527)	22,808

(8,332)	(22,428)	(233,972)	(1,545,435)	(856,742)	(10,413)	83,955

25,406	600	5,406	272,028	80,265	22,271	18,936
8,867	(12,540)	(1,019)	(25,606)	(24,411)	—	15,154
(18,459)	(9,367)	(12,588)	(288,131)	(52,157)	(22,219)	(87,971)
(172,443)	(68,918)	(201,975)	(769,468)	(388,069)	(4,317)	(166,392)
—	—	—	—	—	—	—
(4)	542	31	1,272	20	—	11

(156,633)	(89,683)	(210,145)	(809,905)	(384,352)	(4,265)	(220,262)

—	—	—	—	—	—	—

(164,965)	(112,111)	(444,117)	(2,355,340)	(1,241,094)	(14,678)	(136,307)
2,099,430	547,040	1,558,039	11,258,953	3,401,696	109,744	1,138,231

$1,934,465	$434,929	$1,113,922	$8,903,613	$2,160,602	$95,066	$1,001,924

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Fund Class 4

	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27,524)	$8,673
Net realized gain/(loss) from sale of investments	(85,936)	32,497
Reinvested realized gain distributions	69,716	78,635
Net change in unrealized appreciation/(depreciation) of investments	1,438,910	186,197

Net increase/(decrease) resulting from operations	1,395,166	306,002

2021 Contract Transactions
Contract purchase payments	47,673	40,618
Transfers between investment divisions, net	59,518	23,105
Transfers on account of death	(108,934)	(138,260)
Transfers for annuity benefits, surrenders and partial withdrawals	(421,836)	(48,873)
Contract fees	—	—
Transfers-rider fees and other	11	9,469

Net increase/(decrease) from contract transactions	(423,568)	(113,941)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	971,598	192,061
Net Assets at December 31, 2020	3,331,803	2,290,102

Net Assets at December 31, 2021	$4,303,401	$2,482,163

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(8,476)	$24,308
Net realized gain/(loss) from sale of investments	(24,551)	(3,007)
Reinvested realized gain distributions	77,090	258,130
Net change in unrealized appreciation/(depreciation) of investments	(1,160,847)	(648,045)

Net increase/(decrease) resulting from operations	(1,116,784)	(368,614)

2022 Contract Transactions
Contract purchase payments	50,397	352,276
Transfers between investment divisions, net	(32,335)	463,861
Transfers on account of death	(97,551)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(353,809)	(49,555)
Contract fees	—	—
Transfers-rider fees and other	(1,508)	2

Net increase/(decrease) from contract transactions	(434,806)	766,584

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,551,590)	397,970
Net Assets at December 31, 2021	4,303,401	2,482,163

Net Assets at December 31, 2022	$2,751,811	$2,880,133

See notes to financial statements.

B-48

Investment Options
American Funds Insurance Series The Bond Fund of America Class 4	American Funds Insurance Series Global Growth Fund Class 4	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4	American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$1,942	$(8,179)	$4,575	$(26,742)	$(3,768)	$(3,520)
13,543	15,490	7,912	234,874	12,834	(26,509)
43,425	42,150	21,569	297,927	16,181	160,299
(80,494)	63,206	76,192	(77,279)	277,118	(171,987)

(21,584)	112,667	110,248	428,780	302,365	(41,717)

166,262	75,709	191,928	1,216,453	88,256	55,988
170,793	69,463	154,807	(79,556)	280,124	(422,418)
(327,171)	—	(49,463)	(227,979)	—	—
(18,323)	(50,046)	(29,076)	(152,992)	(33,000)	(87,129)
—	—	—	—	—	—
23,678	86	(340)	1,112	—	(85)

15,239	95,212	267,856	757,038	335,380	(453,644)

—	—	—	—	—	—

(6,345)	207,879	378,104	1,185,818	637,745	(495,361)
1,248,031	732,555	748,940	1,907,213	1,219,812	2,077,139

$1,241,686	$940,434	$1,127,044	$3,093,031	$1,857,557	$1,581,778

$13,797	$(3,114)	$11,306	$(21,637)	$5,928	$43,656
(63,218)	14,123	(7,432)	(43,315)	25,689	(20,536)
8,284	89,929	222,656	396,004	223,694	—
(95,228)	(359,054)	(444,157)	(1,347,303)	(615,870)	(215,279)

(136,365)	(258,116)	(217,627)	(1,016,251)	(360,559)	(192,159)

234,664	56,112	87,917	500,498	376,196	265,382
(60,366)	15,336	76,763	109,745	701,267	(152)
(93,558)	(10,829)	(9,229)	(120,479)	(125,315)	(7,984)
(401,276)	(4,374)	(108,111)	(16,577)	(61,674)	(54,889)
—	—	—	—	—	—
231	738	736	2,714	699	—

(320,305)	56,983	48,076	475,901	891,173	202,357

—	—	—	—	—	—

(456,670)	(201,133)	(169,551)	(540,350)	530,614	10,198
1,241,686	940,434	1,127,044	3,093,031	1,857,557	1,581,778

$785,016	$739,301	$957,493	$2,552,681	$2,388,171	$1,591,976

B-49

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2022)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The seventy-five investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Equity VIP Fund
(formerly Guardian International Value VIP Fund)

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Global Utilities VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

AB Sustainable Global Thematic Portfolio Class B
(formerly AB VPS Global Thematic Growth Portfolio Class B)

AB VPS Dynamic Asset Allocation Portfolio Class B

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Franklin Income VIP Fund Class 2

MFS® Technology Portfolio Service Class

MFS® Blended Research Core Equity Portfolio Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Dynamic Bond Portfolio Advisor Class

Pioneer Bond VCT Portfolio Class II

American Century VP Inflation Protection Fund Class II

Delaware Ivy VIP High Income Fund Class II IB

Putnam VT Multi Asset Absolute Return Fund Class IB

Putnam VT Small Cap Value Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Global Opportunity Portfolio Class III

DWS Alternative Asset Allocation VIP Class B

Janus Henderson Global Technology & Innovation Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

The Merger Fund VL

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II

Morgan Stanley VIF Global Infrastructure Portfolio Class II

B-50

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

VanEck VIP Global Resources Fund — Class S

Virtus Duff & Phelps Real Estate Securities Series

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series The Bond Fund of America Class 4

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Capital World Growth and Income Fund Class 4

American Funds Insurance Series Growth Fund Class 4

American Funds Insurance Series Growth and Income Fund Class 4

American Funds Insurance Series U.S. Government Securities Fund

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2022 and 2021:

Existing Fund	Replacement Fund	Date
Victory INCORE Low Duration Bond VIP Series	Guardian Short Duration Bond VIP Fund	April 29, 2022
Victory INCORE Investment Quality Bond VIP Series	Guardian Core Fixed Income VIP Fund	April 29, 2022
Value Line Centurion Fund	Guardian All Cap Core VIP Fund	April 29, 2022
Value Line Strategic Asset Management Trust	Guardian Balanced Allocation VIP Fund	April 29, 2022
Invesco V.I. American Value Fund Series II	Guardian Mid Cap Relative Value VIP Fund	April 29, 2022
BlackRock Advantage Large Cap Value V.I. Fund Class III	Guardian Integrated Research VIP Fund	April 29, 2022
Columbia Variable Portfolio – Small Company Growth Fund Class 2	Guardian Small Cap Core VIP Fund	April 29, 2022
Davis Value Portfolio	Guardian Equity Income VIP Fund	April 29, 2022
Fidelity VIP Growth Opportunities Portfolio Service Class 2	Guardian Integrated Research VIP Fund	April 29, 2022
MFS® New Discovery Series Service Class	Guardian Small Cap Core VIP Fund	April 29, 2022
MFS® VIT II Income Portfolio Series Service Class	Guardian Total Return Bond VIP Fund	April 29, 2022
MFS® Total Return Series Service Class	Guardian Balanced Allocation VIP Fund	April 29, 2022
PIMCO VIT Balanced Allocation Portfolio Advisor Class	Guardian Balanced Allocation VIP Fund	April 29, 2022
American Century VP Mid Cap Value Fund Class II	Guardian Select Mid Cap Core VIP Fund	April 29, 2022
Putnam VT Large Cap Value Fund CL IB	Guardian Integrated Research VIP Fund	April 29, 2022
Janus Henderson Enterprise Portfolio Service Shares	Guardian Select Mid Cap Core VIP Fund	April 29, 2022
Clearbridge Variable Small Cap Growth Portfolio Class II	Guardian Small Cap Core VIP Fund	April 29, 2022

Existing Fund	Replacement Fund	Date
BlackRock Advantage Large Cap Core V.I. Fund Class III	Guardian Integrated Research VIP Fund	October 22, 2021
Columbia Variable Portfolio – Small Cap Value Fund Class 2	Guardian Small Mid Cap Core VIP Fund	October 22, 2021
Fidelity VIP Equity – Income Portfolio Service Class 2	Guardian All Cap Core VIP Fund	October 22, 2021
Fidelity VIP Mid Cap Portfolio Service Class 2	Guardian Select Mid Cap Core VIP Fund	October 22, 2021
AB VPS Growth and Income Portfolio Service Class 2	Guardian Strategic Large Cap Core VIP Fund	October 22, 2021
Templeton Foreign VIP Fund Class 2	Guardian International Value VIP Fund	October 22, 2021
Franklin Mutual Shares VIP Fund Class 2	Guardian Growth & Income VIP Fund	October 22, 2021
Franklin Small Cap Value VIP Fund Class 2	Guardian Small Mid Cap Core VIP Fund	October 22, 2021
Franklin Growth & Income VIP Fund Class 2	Guardian Strategic Large Cap Core VIP Fund	October 22, 2021
MFS® VIT II International Intrinsic Value Fund	Guardian International Value VIP Fund	October 22, 2021
Invesco Oppenheimer International Growth Fund	Guardian International Growth VIP Fund	October 22, 2021
Pioneer Mid Cap Value VCT Portfolio Class II	Guardian Small Mid Cap Core VIP Fund	October 22, 2021
Putnam VT Multi-Cap Core Fund Class IB	Guardian Strategic Large Cap Core VIP Fund	October 22, 2021

B-51

The Guardian Separate Account R

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December 31, 2022 (continued)

The below funds were liquidated and no longer available as an investment option under this contract in 2022:

Existing Fund	Replacement Fund	Date
Delaware Ivy VIP Global Bond Fund Class II	Fidelity VIP Government Money Market Portfolio Service Class 2	April 27, 2022
Franklin Multi-Asset Dynamic Multi-Strategy VIT	Fidelity VIP Government Money Market Portfolio Service Class 2	August 19, 2022

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2022, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

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Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2022, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2022, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $5,163,165,042.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2022, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2022, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act, which was enacted into law on December 22, 2017, does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations

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NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$3,982,007	$50,059,672
Guardian Diversified Research VIP Fund	7,288,427	23,295,686
Guardian Growth & Income VIP Fund	4,450,927	44,479,419
Guardian Integrated Research VIP Fund	156,952,218	57,145,091
Guardian International Growth VIP Fund	30,232,444	21,298,973
Guardian International Equity VIP Fund (formerly Guardian International Value VIP Fund)	34,530,477	47,367,070
Guardian Large Cap Disciplined Growth VIP Fund	74,025,772	64,457,249
Guardian Large Cap Disciplined Value VIP Fund	9,188,915	65,454,790
Guardian Large Cap Fundamental Growth VIP Fund	69,611,549	48,957,745
Guardian Mid Cap Relative Value VIP Fund	3,195,338	54,487,995
Guardian Mid Cap Traditional Growth VIP Fund	6,059,705	20,064,443
Guardian U.S. Government Securities VIP Fund	1,817,128	52,502,642
Guardian Total Return Bond VIP Fund	5,781,840	43,730,835
Guardian Global Utilities VIP Fund	112,101	22,639,081
Guardian Multi-Sector Bond VIP Fund	5,250,070	39,661,497
Guardian Small Cap Core VIP Fund	67,891,348	43,171,514
Guardian All Cap Core VIP Fund	515,320	1,248,524
Guardian Select Mid Cap Core VIP Fund	31,279,072	36,219,219
Guardian Small Mid Cap Core VIP Fund	17,498,675	41,943,055
Guardian Strategic Large Cap Core VIP Fund	1,309,038	66,823,548
Guardian Core Fixed Income VIP Fund	367,758,866	41,711,779
Guardian Short Duration Bond VIP Fund	223,870,517	41,700,686
Guardian Balanced Allocation VIP Fund	8,393,986	767,063
Guardain Equity Income VIP Fund	24,723,550	3,077,832
Victory RS Large Cap Alpha VIP Series	57,151,702	88,532,227
Victory 500 Index VIP Series	4,550,252	3,815,665
Victory High Yield VIP Series	714,916	1,596,730
Victory INCORE Low Duration Bond VIP Series	4,017,763	241,182,693
Victory RS Small Cap Growth Equity VIP Series	3,223,213	2,004,342
Victory RS International VIP Series	4,096,744	4,203,989
Victory Sophus Emerging Markets VIP Series	1,363,556	1,569,464
Victory INCORE Investment Quality Bond VIP Series	9,742,158	392,123,155
Gabelli Capital Asset Fund	451,614	342,372
Value Line Centurion Fund	328,745	548,057
Value Line Strategic Asset Management Trust	2,522,459	3,956,404
Invesco V.I American Value Fund Series II	1,533	534,125
Invesco V.I. Global Real Estate Fund Series II	415,545	408,335
Invesco V.I. Balanced-Risk Allocation Fund Series II	1,107,429	2,281,851
AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)	101,138	97,196

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NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Purchases	Sales
AB VPS Dynamic Asset Allocation Portfolio Class B	$846,751	$1,077,314
BlackRock Global Allocation V.I. Fund Class III	71,118	445,401
BlackRock Advantage Large Cap Value V.I. Fund Class III	44,844	1,546,637
Columbia Variable Portfolio-Small Company Growth Fund Class 2	—	397,812
Davis Financial Portfolio	395,113	370,573
Davis Real Estate Portfolio	171,029	325,484
Davis Value Portfolio	86,738	25,482,444
Fidelity VIP Balanced Portfolio Service Class 2	190,600	563,995
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	3,276,774	5,617,043
Fidelity VIP Overseas Portfolio Service Class 2	480,376	389,552
Fidelity VIP Government Money Market Portfolio Service Class 2	13,177,224	10,262,506
Fidelity VIP Growth Opportunities Portfolio Service Class 2	6,920,473	34,223,852
Templeton Global Bond VIP Fund Class 2	81,059	930,623
Templeton Growth VIP Fund Class 2	29,734	108,598
Franklin Income VIP Fund Class 2	982,828	1,165,070
MFS New Discovery Series Service Class	7,983,976	35,890,435
MFS VIT II Income Portfolio Series Service Class	963	324,922
MFS Total Return Series Service Class	567	4,002,409
MFS Technology Series Service Class	8,548,004	4,347,307
MFS Blended Research Core Equity Portfolio Service Class	8,306,140	8,597,674
PIMCO Low Duration Portfolio Advisor Class	86,607	288,986
PIMCO Real Return Portfolio Advisor Class	45,638	127,638
PIMCO VIT Balanced Allocation Portfolio Advisor Class	10,922	1,069,064
PIMCO Dynamic Bond Portfolio Advisor Class	243,075	172,229
Pioneer Bond VCT Portfolio Class II	3,702,900	9,329,749
American Century VP Mid Cap Value Fund Class II	2,232,698	14,529,081
American Century VP Inflation Protection Fund Class II	1,453,457	2,149,606
Delaware Ivy VIP Global Bond Fund Class II	332,981	4,352,808
Delaware Ivy VIP High Income Fund Class II	670,153	934,336
Putnam VT Large Cap Value Fund Class IB	11,527,036	126,216,476
Putnam VT Multi Asset Absolute Return Fund Class IB	26,611	118,465
Putnam VT Small Cap Value Fund Class IB	1,586,508	1,593,376
ALPS/Alerian Energy Infrastructure Portfolio Class III	297,760	418,738
ALPS/Red Rocks Global Opportunity Portfolio Class III	317,188	189,565
DWS Alternative Asset Allocation VIP Class B	76,736	88,342
Janus Henderson Enterprise Portfolio Service Shares	157,533	9,697,713
Janus Henderson Global Technology & Innovation Portfolio Service Shares	27,862,727	8,890,981
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	276,985	368,126
ClearBridge Variable Small Cap Growth Portfolio Class II	920,251	11,082,748
Franklin Multi-Asset Dynamic Multi-Strategy VIT	14,795	658,431
The Merger Fund VL	65,065	216,166
Guggenheim VT Multi-Hedge Strategies Fund	11,516	95,284
Guggenheim VT Long Short Equity Fund	9,326	228,354
T. Rowe Price Health Sciences Portfolio II	628,272	1,402,529
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	355,085	496,460
Morgan Stanley VIF Global Infrastructure Portfolio Class II	30,864	26,536
VanEck VIP Global Resources Fund – Class S	70,604	290,593
Virtus Duff & Phelps Real Estate Securities Series	179,800	546,125
American Funds Insurance Series Asset Allocation Fund Class 4	1,280,123	230,794
American Funds Insurance Series The Bond Fund of America Class 4	264,510	563,359
American Funds Insurance Series Global Growth Fund Class 4	214,382	70,978
American Funds Insurance Series Capital World Growth and Income Fund Class 4	435,345	153,975
American Funds Insurance Series Growth Fund Class 4	1,070,460	220,637
American Funds Insurance Series Growth and Income Fund Class 4	1,324,726	205,299
American Funds Insurance Series U.S. Government Securities Fund	346,767	100,820

Total	$1,355,231,774	$2,008,656,029

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NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2022 and 2021, contract fees amounted to $428,064 and $421,771, respectively, and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, through a reduction of the unit value, based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

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December 31, 2022 (continued)

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There are additional charges applied for each optional rider, through a reduction of the unit value, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2022 and 2021, these rider fees amounted to $85,095,571 and $91,286,816, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•	Guardian Core Plus Fixed Income VIP Fund
•	Guardian Diversified Research VIP Fund
•	Guardian Growth & Income VIP Fund
•	Guardian Integrated Research VIP Fund
•	Guardian International Equity Growth VIP Fund
•	Guardian International Value VIP Fund
•	Guardian Large Cap Disciplined Growth VIP Fund
•	Guardian Large Cap Disciplined Value VIP Fund
•	Guardian All Cap Core VIP Fund
•	Guardian Select Mid Cap Core VIP Fund
•	Guardian Small Mid Cap Core VIP Fund
•	Guardian Strategic Large Cap Core VIP Fund
•	Guardian Large Cap Fundamental Growth VIP Fund
•	Guardian Mid Cap Relative Value VIP Fund
•	Guardian Mid Cap Traditional Growth VIP Fund
•	Guardian U.S. Government Securities VIP Fund
•	Guardian Total Return Bond VIP Fund
•	Guardian Global Utilities VIP Fund
•	Guardian Multi-Sector Bond VIP Fund
•	Guardian Small Cap Core VIP Fund
•	Guardian Core Fixed Income VIP Fund
•	Guardian Short Duration Bond VI Fund
•	Guardian Balanced Allocation VIP Fund
•	Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, , PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Delaware Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*	0% and thereafter

For the years ended December 31, 2022 and 2021, contingent deferred sales charges were $976,255 and $2,409,018.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2022 and 2021, were as follows:

	2022			2021
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Core Plus Fixed Income VIP Fund	102,083	4,377,984	(4,275,901)	6,764,792	5,950,635	814,157
Guardian Diversified Research VIP Fund	270,353	1,077,286	(806,933)	16,058	2,046,023	(2,029,965)
Guardian Growth & Income VIP Fund	35,992	2,514,923	(2,478,931)	127,648	3,552,149	(3,424,501)
Guardian Integrated Research VIP Fund	8,918,547	3,613,650	5,304,897	27,032,326	848,080	26,184,246
Guardian International Growth VIP Fund	2,114,089	1,289,285	824,804	671,096	1,378,252	(707,156)
Guardian International Equity VIP Fund (formerly Guardian International Value VIP Fund)	3,227,958	4,051,629	(823,671)	16,280,145	3,049,051	13,231,094
Guardian Large Cap Disciplined Growth VIP Fund	3,762,403	2,811,827	950,576	63,989	4,558,922	(4,494,933)
Guardian Large Cap Disciplined Value VIP Fund	225,640	3,433,895	(3,208,255)	97,264	3,982,872	(3,885,608)
Guardian Large Cap Fundamental Growth VIP Fund	3,713,331	2,074,424	1,638,907	43,441	2,800,884	(2,757,443)
Guardian Mid Cap Relative Value VIP Fund	76,013	3,189,309	(3,113,296)	41,628	4,448,633	(4,407,005)
Guardian Mid Cap Traditional Growth VIP Fund	112,973	793,933	(680,960)	21,948	1,301,830	(1,279,882)
Guardian U.S. Government Securities VIP Fund	72,385	5,177,962	(5,105,577)	6,121,355	4,180,609	1,940,746
Guardian Total Return Bond VIP Fund	227,404	3,825,993	(3,598,589)	7,053,590	4,322,948	2,730,642
Guardian Global Utilities VIP Fund	13,446	1,857,145	(1,843,699)	377,120	1,112,303	(735,183)
Guardian Multi-Sector Bond VIP Fund	259,214	3,523,115	(3,263,901)	5,803,401	4,534,687	1,268,714
Guardian Small Cap Core VIP Fund	5,392,547	2,943,455	2,449,092	50,283	8,308,794	(8,258,511)
Guardian All Cap Core VIP Fund	46,439	113,756	(67,317)	1,212,900	34,214	1,178,686
Guardian Select Mid Cap Core VIP Fund	2,431,362	2,927,702	(496,340)	20,394,822	653,406	19,741,416
Guardian Small Mid Cap Core VIP Fund	1,367,286	3,835,097	(2,467,811)	35,868,793	1,019,734	34,849,059
Guardian Strategic Large Cap Core VIP Fund	240,591	6,839,228	(6,598,637)	36,526,190	1,108,400	35,417,790
Guardian Core Fixed Income VIP Fund	35,655,968	2,859,435	32,796,533	—	—	—
Guardian Short Duration Bond VIP Fund	20,040,929	1,722,452	18,318,477	—	—	—
Guardian Balanced Allocation VIP Fund	827,045	66,913	760,132	—	—	—
Guardain Equity Income VIP Fund	2,330,709	160,163	2,170,546	—	—	—
Victory RS Large Cap Alpha VIP Series	19,298	2,038,092	(2,018,794)	14,482	2,016,535	(2,002,053)
Victory 500 Index VIP Series	6,455	70,218	(63,763)	5,974	176,175	(170,201)
Victory High Yield VIP Series	1,357	63,024	(61,667)	44,798	69,542	(24,744)
Victory INCORE Low Duration Bond VIP Series	16,111	22,709,059	(22,692,948)	4,495,982	3,562,736	933,246
Victory RS Small Cap Growth Equity VIP Series	30,334	52,346	(22,012)	8,996	72,071	(63,075)
Victory RS International VIP Series	28,606	120,534	(91,928)	3,236	205,412	(202,176)
Victory Sophus Emerging Markets VIP Series	9,161	89,071	(79,910)	19,576	125,945	(106,369)
Victory INCORE Investment Quality Bond VIP Series	24,378	30,581,861	(30,557,483)	5,926,736	4,952,890	973,846
Gabelli Capital Asset Fund	2,760	9,104	(6,344)	1,129	18,001	(16,872)
Value Line Centurion Fund	8	17,476	(17,468)	269	3,913	(3,644)
Value Line Strategic Asset Management Trust	235	112,606	(112,371)	5,919	25,976	(20,057)
Invesco V.I American Value Fund Series II	71	25,544	(25,473)	3,661	5,431	(1,770)
Invesco V.I. Global Real Estate Fund Series II	218	3,739	(3,521)	802	580	222
Invesco V.I. Balanced-Risk Allocation Fund Series II	119,230	231,573	(112,343)	32,587	106,081	(73,494)
AB VPS Growth and Income Portfolio Class B	—	—	—	15,122	14,977,654	(14,962,532)
AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)	89	3,043	(2,954)	245	10,465	(10,220)
AB VPS Dynamic Asset Allocation Portfolio Class B	15,434	76,752	(61,318)	1,825	25,588	(23,763)

B-59

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	2022			2021
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
BlackRock Global Allocation V.I. Fund Class III	3,092	25,736	(22,644)	7,346	26,167	(18,821)
BlackRock Advantage Large Cap Core V.I. Fund Class III	4	4	—	10,899	8,309,228	(8,298,329)
BlackRock Advantage Large Cap Value V.I. Fund Class III	153	46,461	(46,308)	6,577	3,037	3,540
Columbia Variable Portfolio-Small Cap Value Fnd Class 2	4	4	—	6,968	4,709,945	(4,702,977)
Columbia Variable Portfolio-Small Company Growth Fund Class 2	—	8,178	(8,178)	1,201	14,255	(13,054)
Davis Financial Portfolio	5,069	8,991	(3,922)	11,201	7,175	4,026
Davis Real Estate Portfolio	396	11,781	(11,385)	4,780	11,868	(7,088)
Davis Value Portfolio	2,734	1,022,768	(1,020,034)	1,727	207,992	(206,265)
Fidelity VIP Balanced Portfolio Service Class 2	660	17,232	(16,572)	2,128	4,732	(2,604)
Fidelity VIP Equity-Income Portfolio Service Class 2	—	—	—	906	510,058	(509,152)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	3,959	316,465	(312,506)	395,036	430,156	(35,120)
Fidelity VIP Mid Cap Portfolio Service Class 2	1	1	—	8,255	5,461,749	(5,453,494)
Fidelity VIP Overseas Portfolio Service Class 2	2,242	2,532	(290)	15	352	(337)
Fidelity VIP Government Money Market Portfolio Service Class 2	1,145,317	837,024	308,293	427,725	917,371	(489,646)
Fidelity VIP Growth Opportunities Portfolio Service Class 2	9,043	962,271	(953,228)	146,174	244,405	(98,231)
Templeton Global Bond VIP Fund Class 2	11,445	91,912	(80,467)	24,436	127,534	(103,098)
Templeton Growth VIP Fund Class 2	1,664	4,891	(3,227)	2,694	18,686	(15,992)
Templeton Foreign VIP Fund Class 2	13	13	—	17,936	13,748,346	(13,730,410)
Franklin Income VIP Fund Class 2	12,203	28,137	(15,934)	4,659	27,244	(22,585)
Franklin Mutual Shares VIP Fund Class 2	—	—	—	1,137	68,019	(66,882)
Franklin Small Cap Value VIP Fund Class 2	—	—	—	3,064	2,295,638	(2,292,574)
Franklin Growth & Income VIP Fund Class 2	—	—	—	15,877	1,568,549	(1,552,672)
MFS New Discovery Series Service Class	446	687,599	(687,153)	1,728	148,885	(147,157)
MFS VIT II Income Portfolio Series Service Class	—	20,072	(20,072)	548	1,202	(654)
MFS Total Return Series Service Class	34	178,461	(178,427)	132	39,098	(38,966)
MFS Technology Series Service Class	203,691	104,388	99,303	8,634	140,834	(132,200)
MFS VIT II International Intrinsic Value Fund	—	—	—	37,994	547,481	(509,487)
MFS Blended Research Core Equity Portfolio Service Class	11,145	455,332	(444,187)	4,653	523,001	(518,348)
Invesco Oppenheimer International Growth Fund	—	—	—	7,010	374,811	(367,801)
PIMCO Low Duration Portfolio Advisor Class	6,759	25,250	(18,491)	17,293	17,697	(404)
PIMCO Real Return Portfolio Advisor Class	118	8,241	(8,123)	138	10,504	(10,366)
PIMCO VIT Balanced Allocation Portfolio Advisor Class	679	77,782	(77,103)	146	9,899	(9,753)
PIMCO Dynamic Bond Portfolio Advisor Class	5,790	16,961	(11,171)	8,251	25,693	(17,442)
Pioneer Mid Cap Value VCT Portfolio Class II	—	—	—	6,514	6,246,506	(6,239,992)
Pioneer Bond VCT Portfolio Class II	134,189	847,202	(713,013)	932,545	697,124	235,421
American Century VP Mid Cap Value Fund Class II	19,356	721,642	(702,286)	170,342	254,506	(84,164)
American Century VP Inflation Protection Fund Class II	84,929	192,078	(107,149)	224,306	127,311	96,995
Delaware Ivy VIP Global Bond Fund Class II	11,962	392,604	(380,642)	28,183	66,585	(38,402)
Delaware Ivy VIP High Income Fund Class II	22,777	72,835	(50,058)	32,407	96,483	(64,076)

B-60

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	2022			2021
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Putnam VT Large Cap Value Fund Class IB	1,680	3,069,855	(3,068,175)	9,533	949,502	(939,969)
Putnam VT Multi Asset Absolute Return Fund Class IB	1,364	11,426	(10,062)	7,608	33,627	(26,019)
Putnam VT Small Cap Value Fund Class IB	26,368	81,480	(55,112)	22,716	166,043	(143,327)
Putnam VT Multi Cap Core Fund Class IB	8	8	—	8,253	7,171,241	(7,162,988)
ALPS/Alerian Energy Infrastructure Portfolio Class III	17,795	33,978	(16,183)	9,978	24,488	(14,510)
ALPS/Red Rocks Global Opportunity Portfolio Class III	4,053	15,088	(11,035)	10,680	26,091	(15,411)
DWS Alternative Asset Allocation VIP Class B	3,219	7,204	(3,985)	8,472	4,435	4,037
Janus Henderson Enterprise Portfolio Service Shares	5,670	348,734	(343,064)	27,921	113,200	(85,279)
Janus Henderson Global Technology & Innovation Portfolio Service Shares	541,169	187,296	353,873	63,437	325,734	(262,297)
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	18,565	39,314	(20,749)	12,692	21,400	(8,708)
ClearBridge Variable Small Cap Growth Portfolio Class II	9,268	491,201	(481,933)	43,104	108,077	(64,973)
Franklin Multi-Asset Dynamic Multi-Strategy VIT	—	60,239	(60,239)	—	4,520	(4,520)
The Merger Fund VL	6,654	19,774	(13,120)	9,281	20,830	(11,549)
Guggenheim VT Multi-Hedge Strategies Fund	103	7,987	(7,884)	751	11,608	(10,857)
Guggenheim VT Long Short Equity Fund	3,667	20,868	(17,201)	4,275	13,176	(8,901)
T. Rowe Price Health Sciences Portfolio II	18,470	43,904	(25,434)	61,892	94,783	(32,891)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	14,340	50,065	(35,725)	15,712	68,577	(52,865)
Morgan Stanley VIF Global Infrastructure Portfolio Class II	1,945	2,326	(381)	3,820	—	3,820
VanEck VIP Global Resources Fund – Class S	4,338	27,191	(22,853)	4,341	28,576	(24,235)
Virtus Duff & Phelps Real Estate Securities Series	3,724	27,063	(23,339)	8,592	31,199	(22,607)
American Funds Insurance Series Asset Allocation Fund Class 4	73,430	15,378	58,052	4,972	12,960	(7,988)
American Funds Insurance Series The Bond Fund of America Class 4	23,597	53,078	(29,481)	31,867	30,846	1,021
American Funds Insurance Series Global Growth Fund Class 4	5,534	2,963	2,571	8,627	3,944	4,683
American Funds Insurance Series Capital World Growth and Income Fund Class 4	11,400	8,428	2,972	24,175	6,998	17,177
American Funds Insurance Series Growth Fund Class 4	30,818	8,844	21,974	60,594	30,835	29,759
American Funds Insurance Series Growth and Income Fund Class 4	67,203	12,017	55,186	21,182	1,936	19,246
American Funds Insurance Series U.S. Government Securities Fund	27,576	6,491	21,085	5,157	47,129	(41,972)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

B-61

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund	2022	27,778,306	$8.66	to	$9.62	$252,464,155	0.75%	to	2.15%	0.00%	-16.09%	to	-14.89%
	2021	32,054,207	10.32	to	11.30	344,710,899	0.75%	to	2.15%	0.00%	-2.14%	to	-0.75%
	2020	31,240,050	10.54	to	11.39	340,810,858	0.75%	to	2.15%	0.00%	5.11%	to	6.61%
	2019	33,878,997	10.03	to	10.68	349,126,542	0.75%	to	2.15%	0.00%	6.02%	to	7.53%
	2018	36,702,396	9.46	to	9.93	354,268,431	0.75%	to	2.15%	0.00%	-3.41%	to	-2.03%
Guardian Diversified Research VIP Fund	2022	8,151,734	$13.90	to	$16.76	$130,257,430	0.75%	to	2.05%	0.00%	-19.41%	to	-18.35%
	2021	8,958,667	17.25	to	20.53	176,644,741	0.75%	to	2.05%	0.00%	21.51%	to	23.11%
	2020	10,988,632	14.20	to	16.68	177,998,600	0.75%	to	2.05%	0.00%	17.73%	to	19.29%
	2019	13,254,742	12.03	to	13.98	181,298,760	0.75%	to	2.20%	0.00%	30.94%	to	32.87%
	2018	14,160,754	10.52	to	11.26	147,547,492	0.75%	to	2.15%	0.00%	-8.41%	to	-7.11%
Guardian Growth & Income VIP Fund	2022	9,354,850	$15.82	to	$15.84	$140,486,648	0.75%	to	2.15%	0.00%	-7.25%	to	-5.93%
	2021	11,833,781	16.82	to	17.08	190,500,442	0.75%	to	2.15%	0.00%	25.48%	to	27.27%
	2020	15,258,282	13.22	to	13.61	195,508,514	0.75%	to	2.15%	0.00%	-0.08%	to	1.35%
	2019	14,472,174	13.04	to	13.62	184,215,056	0.75%	to	2.15%	0.00%	21.31%	to	23.03%
	2018	15,583,295	10.60	to	11.23	161,971,017	0.75%	to	2.15%	0.00%	-10.06%	to	-8.78%
Guardian Integrated Research VIP Fund	2022	32,263,491	$15.03	to	$15.29	$344,912,339	0.75%	to	2.15%	0.00%	-22.83%	to	-21.73%
	2021	26,958,594	19.47	to	19.54	319,641,228	0.75%	to	2.15%	0.00%	25.39%	to	27.18%
	2020	774,348	15.36	to	16.05	12,426,914	0.75%	to	1.40%	0.00%	17.54%	to	18.32%
	2019	867,635	12.90	to	13.49	11,845,333	1.00%	to	1.75%	0.00%	24.86%	to	25.82%
	2018	900,514	10.25	to	10.81	9,811,115	1.00%	to	1.75%	0.00%	-9.91%	to	-9.22%
Guardian International Growth VIP Fund	2022	9,963,885	$12.01	to	$12.38	$114,557,501	0.75%	to	2.15%	0.00%	-29.81%	to	-28.81%
	2021	9,139,081	17.11	to	17.39	148,742,670	0.75%	to	2.15%	0.00%	8.41%	to	9.95%
	2020	9,846,237	15.79	to	15.82	146,899,837	0.75%	to	2.15%	0.00%	25.41%	to	27.20%
	2019	12,391,558	12.44	to	12.59	146,461,154	0.75%	to	2.15%	0.00%	29.30%	to	31.14%
	2018	14,478,989	9.48	to	9.74	131,125,024	0.75%	to	2.15%	0.00%	-20.54%	to	-19.40%
Guardian International Equity VIP Fund (formerly Guardian International Value VIP Fund)	2022	33,663,092	$9.93	to	$10.74	$324,940,821	0.75%	to	2.15%	0.00%	-19.64%	to	-18.50%
	2021	34,486,763	12.36	to	13.18	411,739,831	0.75%	to	2.15%	0.00%	3.14%	to	4.60%
	2020	21,255,669	10.76	to	12.60	234,218,030	0.75%	to	2.05%	0.00%	6.09%	to	7.50%
	2019	21,411,870	10.14	to	11.72	220,907,878	0.75%	to	2.05%	0.00%	18.90%	to	20.47%
	2018	24,142,148	8.53	to	9.73	208,063,110	0.75%	to	2.05%	0.00%	-15.81%	to	-14.72%
Guardian Large Cap Disciplined Growth VIP Fund	2022	23,377,599	$13.41	to	$17.41	$353,420,975	0.75%	to	2.30%	0.00%	-33.08%	to	-32.02%
	2021	22,427,023	20.04	to	25.62	502,291,685	0.75%	to	2.30%	0.00%	17.64%	to	19.49%
	2020	26,921,956	17.03	to	21.44	508,546,166	0.75%	to	2.30%	0.00%	33.28%	to	35.38%
	2019	36,764,622	12.78	to	15.84	516,634,343	0.75%	to	2.30%	0.00%	36.35%	to	38.49%
	2018	8,380,194	9.37	to	11.43	80,681,382	0.75%	to	2.30%	0.00%	-6.28%	to	-1.93%
Guardian Large Cap Disciplined Value VIP Fund	2022	9,563,281	$12.56	to	$15.27	$153,136,416	0.75%	to	2.30%	0.00%	-7.08%	to	-5.61%
	2021	12,771,536	13.51	to	16.18	218,984,811	0.75%	to	2.30%	0.00%	26.89%	to	28.89%
	2020	16,657,144	10.65	to	12.55	223,350,584	0.75%	to	2.30%	0.00%	-1.12%	to	0.44%
	2019	15,858,018	10.77	to	12.50	213,065,582	0.75%	to	2.30%	0.00%	20.58%	to	22.48%
	2018	16,774,855	8.93	to	10.20	185,228,046	0.75%	to	2.30%	0.00%	-11.56%	to	-10.68%
Guardian Large Cap Fundamental Growth VIP Fund	2022	17,753,059	$12.15	to	$15.53	$248,479,932	0.75%	to	2.30%	0.00%	-34.29%	to	-33.25%
	2021	16,114,152	18.49	to	23.27	340,538,844	0.75%	to	2.30%	0.00%	18.82%	to	20.69%
	2020	18,871,595	15.56	to	19.28	332,806,258	0.75%	to	2.30%	0.00%	27.73%	to	29.74%
	2019	25,103,305	12.18	to	14.86	343,357,602	0.75%	to	2.30%	0.00%	28.88%	to	30.91%
	2018	19,827,593	9.45	to	11.35	217,344,265	0.75%	to	2.30%	0.00%	-5.49%	to	-2.54%
Guardian Mid Cap Relative Value VIP Fund	2022	11,030,478	$15.27	to	$15.31	$172,047,134	0.75%	to	2.15%	0.00%	-6.86%	to	-5.54%
	2021	14,143,774	16.16	to	16.44	235,502,463	0.75%	to	2.15%	0.00%	26.08%	to	27.88%
	2020	18,550,779	12.64	to	13.04	243,631,122	0.75%	to	2.15%	0.00%	0.59%	to	2.03%
	2019	18,066,890	12.39	to	12.96	234,166,081	0.75%	to	2.15%	0.00%	32.60%	to	34.49%
	2018	20,949,991	9.21	to	9.77	203,219,079	0.75%	to	2.15%	0.00%	-16.31%	to	-15.12%

B-62

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Mid Cap Traditional Growth VIP Fund	2022	5,026,064	$16.82	to	$17.20	$88,370,358	0.75%	to	2.15%	0.00%	-19.01%	to	-17.86%
	2021	5,707,024	20.77	to	20.94	123,040,553	0.75%	to	2.15%	0.00%	14.62%	to	16.25%
	2020	6,986,906	18.01	to	18.13	130,506,853	0.75%	to	2.15%	0.00%	16.59%	to	18.25%
	2019	7,860,080	15.23	to	15.55	125,025,700	0.75%	to	2.15%	0.00%	33.27%	to	35.17%
	2018	9,281,072	11.27	to	11.67	110,005,227	0.75%	to	2.15%	0.00%	-5.61%	to	-4.26%
Guardian U.S. Government Securities VIP Fund(5)(7)	2022	22,137,984	$8.79	to	$9.03	$199,077,645	1.30%	to	2.15%	0.00%	-10.24%	to	-9.47%
	2021	27,243,561	9.79	to	9.98	270,983,494	1.30%	to	2.15%	0.00%	-4.56%	to	-3.74%
	2020	25,302,815	10.26	to	10.36	261,804,864	1.30%	to	2.15%	0.00%	3.04%	to	3.93%
	2019	26,910,349	9.95	to	9.97	268,275,329	1.30%	to	2.15%	0.00%	-0.46%	to	-0.28%
Guardian Total Return Bond VIP Fund(5)(7)	2022	30,840,245	$8.34	to	$8.61	$264,536,553	1.30%	to	2.30%	0.00%	-17.30%	to	-16.46%
	2021	34,438,834	10.08	to	10.31	354,026,807	1.30%	to	2.30%	0.00%	-3.11%	to	-2.13%
	2020	31,708,192	10.40	to	10.53	333,440,382	1.30%	to	2.30%	0.00%	4.23%	to	5.29%
	2019	33,716,889	9.98	to	10.00	337,151,636	1.30%	to	2.30%	0.00%	-0.19%	to	0.02%
Guardian Global Utilities VIP Fund(5)(7)	2022	5,462,964	$11.50	to	$11.82	$64,294,177	1.30%	to	2.15%	0.00%	-3.09%	to	-2.25%
	2021	7,306,663	11.87	to	12.09	88,100,174	1.30%	to	2.15%	0.00%	13.86%	to	14.84%
	2020	8,041,846	10.42	to	10.53	84,549,982	1.30%	to	2.15%	0.00%	1.95%	to	2.83%
	2019	8,328,652	10.22	to	10.24	85,271,657	1.30%	to	2.15%	0.00%	2.23%	to	2.41%
Guardian Multi-Sector Bond VIP Fund(5)(7)	2022	27,047,389	$8.39	to	$8.63	$232,387,102	1.30%	to	2.15%	0.00%	-18.00%	to	-17.29%
	2021	30,311,290	10.24	to	10.43	315,300,913	1.30%	to	2.15%	0.00%	-2.14%	to	-1.30%
	2020	29,042,576	10.46	to	10.57	306,494,777	1.30%	to	2.15%	0.00%	4.78%	to	5.68%
	2019	30,978,725	9.98	to	10.00	309,760,798	1.30%	to	2.15%	0.00%	-0.16%	to	0.02%
Guardian Small Cap Core VIP Fund(5)(7)	2022	24,307,021	$8.58	to	$9.86	$245,204,426	0.75%	to	2.30%	0.00%	-22.68%	to	-14.24%
	2021	21,857,929	12.75	to	13.04	284,110,561	1.30%	to	2.30%	0.00%	15.03%	to	16.19%
	2020	30,116,440	11.08	to	11.22	337,361,526	1.30%	to	2.30%	0.00%	0.08%	to	1.09%
	2019	27,968,146	11.08	to	11.10	310,329,452	1.30%	to	2.30%	0.00%	10.75%	to	10.99%
Guardian All Cap Core VIP Fund (13)	2022	1,111,369	$8.24	to	$8.31	$9,235,349	1.45%	to	2.20%	0.00%	-19.35%	to	-18.74%
	2021	1,178,686	10.21	to	10.23	12,057,065	1.45%	to	2.20%	0.00%	2.14%	to	2.30%
Guardian Select Mid Cap Core VIP Fund (13)	2022	19,245,076	$8.41	to	$9.10	$164,811,705	0.75%	to	2.30%	0.00%	-16.15%	to	-9.03%
	2021	19,741,416	10.03	to	10.05	198,411,490	1.30%	to	2.30%	0.00%	0.33%	to	0.53%
Guardian Small Mid Cap Core VIP Fund (13)	2022	32,381,248	$8.10	to	$8.20	$265,107,968	1.30%	to	2.30%	0.00%	-19.33%	to	-18.52%
	2021	34,849,059	10.04	to	10.06	350,603,967	1.30%	to	2.30%	0.00%	0.43%	to	0.63%
Guardian Strategic Large Cap Core VIP Fund (13)	2022	28,819,153	$9.04	to	$9.20	$262,880,174	0.75%	to	2.15%	0.00%	-12.01%	to	-10.75%
	2021	35,417,790	10.27	to	10.30	364,453,823	0.75%	to	2.15%	0.00%	2.75%	to	3.04%
Guardian Core Fixed Income VIP Fund(14)	2022	32,796,533	$9.47	to	$9.52	$312,062,225	1.30%	to	2.20%	0.00%	-5.35%	to	-4.76%
Guardian Short Duration Bond VIP Fund(14)	2022	18,318,477	$9.63	to	$9.68	$177,209,848	1.30%	to	2.15%	0.00%	-3.74%	to	-3.17%
Guardian Balanced Allocation VIP Fund(14)	2022	760,132	$9.33	to	$9.40	$7,116,891	1.00%	to	2.05%	0.00%	-6.73%	to	-6.05%
Guardain Equity Income VIP Fund(14)	2022	2,170,546	$10.12	to	$10.16	$22,046,006	1.45%	to	1.95%	0.00%	1.23%	to	1.58%
Victory RS Large Cap Alpha VIP Series	2022	6,593,282	$29.37	to	$38.13	$243,599,464	1.30%	to	2.20%	1.27%	-6.43%	to	-5.58%
	2021	8,612,076	31.38	to	40.39	337,607,762	1.30%	to	2.20%	1.06%	20.79%	to	21.89%
	2020	10,614,129	25.98	to	33.14	341,970,683	1.30%	to	2.20%	1.41%	-2.63%	to	-1.74%
	2019	10,213,268	26.68	to	33.72	334,760,340	1.30%	to	2.20%	0.99%	28.29%	to	29.46%
	2018	12,318,481	20.80	to	26.05	312,371,399	1.30%	to	2.20%	0.04%	-10.99%	to	-10.18%
Victory 500 Index VIP Series	2022	654,794	$27.30	to	$49.14	$23,125,676	1.30%	to	2.15%	1.23%	-21.08%	to	-20.40%
	2021	718,557	34.60	to	61.74	31,849,325	1.30%	to	2.15%	1.17%	24.70%	to	25.77%
	2020	888,758	27.74	to	49.09	31,442,396	1.30%	to	2.15%	1.96%	17.55%	to	18.57%
	2019	1,073,715	23.60	to	41.40	32,047,720	1.30%	to	2.15%	1.40%	28.24%	to	29.34%
	2018	1,883,217	18.40	to	32.01	48,948,376	1.30%	to	2.15%	0.13%	-6.69%	to	-5.89%
Victory High Yield VIP Series	2022	369,821	$14.52	to	$22.00	$7,253,797	1.30%	to	2.30%	6.67%	-15.53%	to	-14.68%
	2021	431,488	17.18	to	25.79	9,939,125	1.30%	to	2.30%	5.37%	3.43%	to	4.48%
	2020	456,232	16.61	to	24.68	10,057,339	1.30%	to	2.30%	6.98%	5.45%	to	6.52%
	2019	500,049	15.76	to	23.17	10,331,113	1.30%	to	2.30%	6.92%	13.24%	to	14.39%
	2018	583,451	13.91	to	20.26	10,609,703	1.30%	to	2.30%	0.50%	-2.00%	to	-1.01%
Victory INCORE Low Duration Bond VIP Series(6)	2022	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2021	22,692,948	9.62	to	11.44	246,242,805	1.30%	to	2.15%	1.61%	-1.17%	to	-0.32%
	2020	21,759,702	9.73	to	11.48	237,176,433	1.30%	to	2.15%	2.54%	2.09%	to	2.97%
	2019	22,978,274	9.53	to	11.15	243,605,101	1.30%	to	2.15%	1.91%	1.57%	to	2.44%
	2018	24,388,405	9.39	to	10.88	253,037,803	1.30%	to	2.15%	0.48%	-1.15%	to	-0.30%

B-63

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory RS Small Cap Growth Equity VIP Series	2022	283,391	$19.72	to	$41.31	$7,843,318	1.30%	to	2.15%	0.00%	-37.73%	to	-37.19%
	2021	305,403	31.66	to	65.76	13,389,686	1.30%	to	2.15%	0.00%	-12.35%	to	-11.60%
	2020	368,478	36.13	to	74.39	18,111,132	1.30%	to	2.15%	0.00%	35.09%	to	36.26%
	2019	473,316	35.86	to	54.59	17,109,467	1.30%	to	2.20%	0.00%	35.75%	to	36.98%
	2018	575,517	26.42	to	39.86	15,443,378	1.30%	to	2.20%	0.00%	-10.26%	to	-9.45%
Victory RS International VIP Series	2022	1,007,369	$16.27	to	$25.99	$21,610,949	1.30%	to	2.30%	2.64%	-17.74%	to	-16.91%
	2021	1,099,297	19.78	to	31.28	28,415,994	1.30%	to	2.30%	1.77%	11.75%	to	12.88%
	2020	1,301,473	17.70	to	27.71	29,802,226	1.30%	to	2.30%	2.74%	3.80%	to	4.85%
	2019	1,377,587	17.05	to	26.43	30,128,564	1.30%	to	2.30%	2.13%	19.98%	to	21.19%
	2018	1,704,365	14.21	to	21.81	30,862,541	1.30%	to	2.30%	0.83%	-12.71%	to	-11.82%
Victory Sophus Emerging Markets VIP Series	2022	285,522	$9.48	to	$21.94	$4,943,355	1.30%	to	2.30%	0.73%	-24.24%	to	-23.47%
	2021	365,432	12.52	to	28.67	8,043,159	1.30%	to	2.30%	0.77%	-6.61%	to	-5.66%
	2020	471,801	13.40	to	30.39	10,409,689	1.30%	to	2.30%	1.95%	13.50%	to	14.65%
	2019	577,361	11.81	to	26.50	10,860,662	1.30%	to	2.30%	1.04%	20.31%	to	21.53%
	2018	690,805	9.82	to	21.81	10,727,822	1.30%	to	2.30%	0.79%	-20.82%	to	-20.02%
Victory INCORE Investment Quality Bond VIP Series(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	30,557,483	14.00	to	15.00	422,055,307	1.30%	to	2.20%	2.12%	-2.40%	to	-1.52%
	2020	29,583,637	14.34	to	15.23	415,651,583	1.30%	to	2.20%	2.96%	5.97%	to	6.93%
	2019	32,206,473	13.53	to	14.25	423,721,122	1.30%	to	2.20%	2.71%	5.36%	to	6.32%
	2018	36,346,267	12.84	to	13.40	451,614,135	1.30%	to	2.20%	0.60%	-2.59%	to	-1.71%
Gabelli Capital Asset Fund	2022	118,235	$25.93	to	$28.51	$3,315,163	1.45%	to	1.95%	0.43%	-14.61%	to	-14.19%
	2021	124,579	30.37	to	33.22	4,072,867	1.45%	to	1.95%	0.45%	18.14%	to	18.73%
	2020	141,451	25.70	to	27.98	3,899,876	1.45%	to	1.95%	0.16%	4.27%	to	4.80%
	2019	172,311	24.65	to	26.70	4,530,840	1.45%	to	1.95%	0.32%	17.19%	to	17.78%
	2018	213,870	21.03	to	22.67	4,785,392	1.45%	to	1.95%	0.31%	-12.81%	to	-12.38%
Value Line Centurion Fund(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	17,468	31.19	to	34.13	579,970	1.45%	to	1.95%	0.02%	17.35%	to	17.93%
	2020	21,112	26.58	to	28.94	597,862	1.45%	to	1.95%	0.08%	15.26%	to	15.84%
	2019	44,290	23.06	to	24.98	1,090,607	1.45%	to	1.95%	0.06%	30.48%	to	31.14%
	2018	49,546	17.67	to	19.05	932,120	1.45%	to	1.95%	0.23%	-1.72%	to	-1.23%
Value Line Strategic Asset Management Trust(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	112,371	31.66	to	42.74	4,336,977	1.30%	to	2.05%	0.30%	13.50%	to	14.36%
	2020	132,428	27.90	to	37.37	4,508,647	1.30%	to	2.05%	0.50%	15.57%	to	16.44%
	2019	148,517	24.14	to	32.09	4,331,699	1.30%	to	2.05%	0.64%	25.03%	to	25.98%
	2018	185,840	19.31	to	25.47	4,329,635	1.30%	to	2.05%	0.73%	-1.94%	to	-1.20%
Value Line VIP Equity Advantage Fund(9)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	182,796	11.93	to	11.94	2,257,378	0.75%	to	2.00%	4.09%	22.71%	to	24.28%
	2018	192,939	9.60	to	9.73	1,925,789	0.75%	to	2.00%	5.84%	-14.77%	to	-13.68%
Invesco V.I American Value Fund Series II(6)(12)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	25,473	20.20	to	22.10	561,616	1.45%	to	1.95%	0.65%	29.51%	to	30.16%
	2020	27,243	15.60	to	16.98	461,209	1.45%	to	1.95%	0.09%	3.28%	to	3.80%
	2019	27,816	15.10	to	16.36	453,776	1.45%	to	1.95%	0.00%	27.60%	to	28.24%
	2018	48,084	11.84	to	12.76	611,183	1.45%	to	1.95%	0.00%	-20.92%	to	-20.52%
Invesco V.I. Global Real Estate Fund Series II	2022	8,423	$14.92	to	$22.17	$180,910	1.30%	to	1.70%	1.20%	-26.41%	to	-26.12%
	2021	11,944	27.74	to	30.01	350,931	1.30%	to	1.90%	2.78%	23.07%	to	23.81%
	2020	11,722	22.54	to	24.23	278,500	1.30%	to	1.90%	4.50%	-14.23%	to	-13.70%
	2019	11,079	26.28	to	28.08	303,812	1.30%	to	1.90%	3.28%	20.32%	to	21.05%
	2018	18,729	21.84	to	23.20	384,971	1.30%	to	1.90%	3.54%	-8.11%	to	-7.55%
Invesco V.I. Government Securities Fund Series II(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	144,013	11.32	to	12.20	1,745,104	1.45%	to	1.95%	1.83%	-1.65%	to	-1.16%

B-64

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Small Cap Equity Fund Series II(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	3,370,349	12.76	to	13.41	45,168,211	1.30%	to	2.15%	0.00%	-17.09%	to	-16.37%
Invesco V.I. Balanced-Risk Allocation Fund Series II	2022	307,604	$11.31	to	$11.71	$3,859,782	0.75%	to	2.05%	6.62%	-16.27%	to	-15.16%
	2021	419,947	13.33	to	13.99	6,235,080	0.75%	to	2.05%	2.84%	7.02%	to	8.44%
	2020	493,441	12.30	to	13.07	6,801,331	0.75%	to	2.05%	7.86%	7.73%	to	9.16%
	2019	564,802	11.26	to	12.13	7,150,215	0.75%	to	2.05%	0.00%	12.53%	to	14.02%
	2018	635,480	9.88	to	10.78	7,122,712	0.75%	to	2.05%	1.31%	-8.62%	to	-7.41%
AB VPS Growth and Income Portfolio Class B(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	14,962,532	13.95	to	14.45	215,542,781	1.30%	to	2.05%	1.33%	0.37%	to	1.14%
	2019	14,205,369	13.90	to	14.29	202,706,894	1.30%	to	2.05%	1.03%	21.09%	to	22.00%
	2018	16,155,677	11.48	to	11.71	189,226,726	1.30%	to	2.05%	0.73%	-7.77%	to	-7.07%
AB VPS Large Cap Growth Portfolio Class B(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	64,426	24.64	to	26.55	1,697,983	1.45%	to	1.95%	0.00%	0.34%	to	0.84%
AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)	2022	32,396	$19.09	to	$20.99	$674,832	1.45%	to	1.95%	0.00%	-28.58%	to	-28.22%
	2021	35,350	26.73	to	29.25	1,027,038	1.45%	to	1.95%	0.00%	20.19%	to	20.79%
	2020	45,570	22.24	to	24.21	1,084,489	1.45%	to	1.95%	0.45%	36.37%	to	37.06%
	2019	51,639	16.31	to	17.66	898,841	1.45%	to	1.95%	0.16%	27.26%	to	27.90%
	2018	67,141	12.81	to	13.81	917,497	1.45%	to	1.95%	0.00%	-11.73%	to	-11.29%
AB VPS Real Estate Investment Portfolio Class B(4)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	101,566	24.52	to	27.43	2,745,841	1.45%	to	2.20%	1.65%	-6.54%	to	-5.83%
AB VPS Dynamic Asset Allocation Portfolio Class B	2022	121,297	$10.78	to	$11.87	$1,412,676	1.00%	to	2.00%	2.19%	-20.30%	to	-19.49%
	2021	182,615	13.53	to	14.75	2,647,978	1.00%	to	2.00%	1.57%	7.09%	to	8.18%
	2020	206,378	12.63	to	13.63	2,775,106	1.00%	to	2.00%	1.49%	2.76%	to	3.81%
	2019	225,640	12.29	to	13.13	2,931,067	1.00%	to	2.00%	1.82%	12.94%	to	14.09%
	2018	239,092	10.88	to	11.51	2,729,300	1.00%	to	2.00%	1.65%	-9.20%	to	-8.27%
BlackRock Capital Appreciation V.I. Fund Class III(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	5,023,250	17.02	to	18.39	91,700,901	1.30%	to	2.30%	0.00%	-0.21%	to	0.80%
BlackRock Global Allocation V.I. Fund Class III	2022	105,126	$14.64	to	$19.62	$1,679,209	1.30%	to	2.30%	0.00%	-18.00%	to	-17.17%
	2021	127,770	17.85	to	23.69	2,469,189	1.30%	to	2.30%	0.81%	3.98%	to	5.03%
	2020	146,591	17.17	to	22.55	2,706,441	1.30%	to	2.30%	1.08%	17.94%	to	19.14%
	2019	193,796	14.56	to	18.93	3,062,314	1.30%	to	2.30%	1.00%	15.06%	to	16.22%
	2018	280,070	12.65	to	16.29	3,958,721	1.30%	to	2.30%	0.82%	-9.69%	to	-8.78%
BlackRock Advantage Large Cap Core V.I. Fund Class III(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	8,298,329	26.15	to	40.22	303,481,955	1.30%	to	2.15%	0.85%	16.93%	to	17.94%
	2019	9,750,496	22.36	to	34.10	302,788,237	1.30%	to	2.15%	1.08%	25.81%	to	26.89%
	2018	11,152,509	17.78	to	26.88	273,771,072	1.30%	to	2.15%	1.15%	-7.53%	to	-6.74%

B-65

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
BlackRock Advantage Large Cap Value V.I. Fund Class III(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	46,308	30.61	to	35.77	1,589,125	1.30%	to	2.05%	1.76%	23.64%	to	24.58%
	2020	42,768	24.76	to	28.71	1,184,126	1.30%	to	2.05%	1.46%	1.30%	to	2.07%
	2019	50,631	24.44	to	28.13	1,383,082	1.30%	to	2.05%	2.01%	22.06%	to	22.98%
	2018	64,937	20.02	to	22.87	1,440,918	1.30%	to	2.05%	2.56%	-10.33%	to	-9.65%
Columbia Variable Portfolio – Asset Allocation Fund Class 2 (10)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	43,249	18.88	to	26.02	1,080,067	1.30%	to	2.30%	1.62%	18.10%	to	19.30%
	2018	27,750	15.99	to	21.81	584,957	1.30%	to	2.30%	1.22%	-6.98%	to	-6.04%
Columbia Variable Portfolio – Small Cap Value Fund Class 2(11)
	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	4,702,977	19.14	to	33.82	123,724,319	1.30%	to	2.15%	0.36%	6.26%	to	7.18%
	2019	4,429,659	18.01	to	31.55	109,020,300	1.30%	to	2.15%	0.26%	18.39%	to	19.41%
	2018	4,426,401	15.21	to	26.42	91,841,812	1.30%	to	2.15%	0.17%	-19.92%	to	-19.23%
Columbia Variable Portfolio – Small Company Growth Fund Class 2(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	8,178	49.93	to	71.06	550,488	1.30%	to	2.05%	0.00%	-5.11%	to	-4.39%
	2020	21,232	54.61	to	74.32	1,516,286	1.30%	to	1.70%	0.00%	67.77%	to	68.45%
	2019	10,390	32.55	to	44.12	441,050	1.30%	to	1.70%	0.00%	38.01%	to	38.57%
	2018	13,341	23.59	to	31.84	396,647	1.30%	to	1.70%	0.00%	-3.66%	to	-3.27%
CTIVPSM – AQR Managed Futures Strategy Fund Class 2(10)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	4,960	9.02	to	9.17	44,977	0.75%	to	1.35%	0.00%	-0.94%	to	-0.33%
	2018	4,817	9.10	to	9.20	44,006	0.75%	to	1.35%	0.00%	-9.00%	to	-8.44%
Davis Financial Portfolio	2022	50,643	$26.79	to	$43.35	$1,521,533	1.30%	to	2.05%	1.71%	-10.40%	to	-9.72%
	2021	54,565	29.90	to	48.02	1,773,022	1.30%	to	2.05%	1.47%	27.87%	to	28.84%
	2020	50,539	23.38	to	37.27	1,260,108	1.30%	to	2.05%	1.44%	-7.92%	to	-7.21%
	2019	61,457	25.39	to	40.17	1,655,749	1.30%	to	2.05%	1.43%	23.29%	to	24.22%
	2018	76,274	20.59	to	32.33	1,641,189	1.30%	to	2.05%	1.14%	-12.50%	to	-11.83%
Davis Real Estate Portfolio	2022	75,005	$18.08	to	$19.75	$1,461,377	1.45%	to	1.95%	1.62%	-28.23%	to	-27.86%
	2021	86,390	25.19	to	27.39	2,338,617	1.45%	to	1.95%	1.18%	39.23%	to	39.93%
	2020	93,478	18.09	to	19.57	1,810,378	1.45%	to	1.95%	1.97%	-9.87%	to	-9.42%
	2019	108,088	20.07	to	21.61	2,309,092	1.45%	to	1.95%	0.97%	23.30%	to	23.92%
	2018	118,769	16.28	to	17.44	2,050,512	1.45%	to	1.95%	2.65%	-6.66%	to	-6.20%
Davis Value Portfolio(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	1,020,034	26.68	to	29.01	29,518,617	1.45%	to	1.95%	0.57%	15.56%	to	16.14%
	2020	1,226,299	23.08	to	24.98	30,551,512	1.45%	to	1.95%	0.69%	9.55%	to	10.10%
	2019	1,379,115	21.07	to	22.69	31,215,218	1.45%	to	1.95%	1.47%	28.62%	to	29.27%
	2018	1,741,065	16.38	to	17.55	30,492,447	1.45%	to	1.95%	0.83%	-15.28%	to	-14.86%
Fidelity VIP Balanced Portfolio Service Class 2	2022	65,412	$23.62	to	$27.23	$1,754,156	1.45%	to	2.20%	1.06%	-19.98%	to	-19.37%
	2021	81,984	29.52	to	33.78	2,735,661	1.45%	to	2.20%	0.73%	15.41%	to	16.28%
	2020	84,588	25.58	to	29.05	2,428,657	1.45%	to	2.20%	1.25%	19.45%	to	20.35%
	2019	111,024	21.41	to	24.14	2,647,106	1.45%	to	2.20%	1.47%	21.40%	to	22.32%
	2018	139,917	17.64	to	19.73	2,732,304	1.45%	to	2.20%	1.22%	-6.53%	to	-5.83%
Fidelity VIP Contrafund Portfolio Service Class 2(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	16,046,599	16.92	to	30.71	381,064,087	1.30%	to	2.15%	0.43%	-8.64%	to	-7.85%

B-66

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Equity-Income Portfolio Service Class 2(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	509,152	21.07	to	23.93	12,133,964	1.45%	to	2.20%	1.63%	4.11%	to	4.89%
	2019	559,205	20.24	to	22.81	12,687,216	1.45%	to	2.20%	1.73%	24.33%	to	25.26%
	2018	698,790	16.28	to	18.21	12,649,871	1.45%	to	2.20%	1.96%	-10.54%	to	-9.86%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2022	2,305,064	$10.13	to	$13.17	$30,550,056	1.30%	to	2.05%	2.04%	-14.99%	to	-14.34%
	2021	2,617,570	11.91	to	15.37	40,555,002	1.30%	to	2.05%	1.79%	-2.92%	to	-2.18%
	2020	2,652,690	12.27	to	15.71	42,059,532	1.30%	to	2.05%	2.02%	6.93%	to	7.74%
	2019	2,865,392	11.47	to	14.59	42,213,070	1.30%	to	2.05%	2.40%	7.17%	to	7.98%
	2018	3,369,304	10.71	to	13.51	46,031,567	1.30%	to	2.05%	2.12%	-2.81%	to	-2.08%
Fidelity VIP Mid Cap Portfolio Service Class 2(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	5,453,494	24.05	to	39.25	208,508,664	1.30%	to	2.30%	0.39%	15.16%	to	16.33%
	2019	6,084,690	20.89	to	33.74	200,151,281	1.30%	to	2.30%	0.67%	20.35%	to	21.57%
	2018	6,658,777	17.35	to	27.76	180,027,326	1.30%	to	2.30%	0.40%	-16.72%	to	-15.88%
Fidelity VIP Overseas Portfolio Service Class 2	2022	12,194	$16.53	to	$22.99	$266,671	1.30%	to	2.30%	0.67%	-26.41%	to	-25.66%
	2021	12,484	22.46	to	30.93	368,735	1.30%	to	2.30%	0.33%	16.66%	to	17.84%
	2020	12,821	19.25	to	26.25	322,694	1.30%	to	2.30%	0.22%	12.69%	to	13.83%
	2019	14,243	17.08	to	23.06	314,550	1.30%	to	2.30%	1.38%	24.58%	to	25.84%
	2018	18,328	13.71	to	18.32	316,121	1.30%	to	2.30%	1.34%	-17.00%	to	-16.16%
Fidelity VIP Government Money Market Portfolio Service Class 2(8)(9)(15)	2022	2,395,924	$8.80	to	$10.07	$22,681,137	0.75%	to	2.30%	1.28%	-1.07%	to	0.49%
	2021	2,087,631	8.89	to	10.02	19,775,766	0.75%	to	2.30%	0.01%	-2.29%	to	-0.75%
	2020	2,577,277	9.10	to	10.09	24,711,576	0.75%	to	2.30%	0.22%	-2.07%	to	-0.52%
	2019	2,090,026	9.29	to	10.15	20,209,819	0.75%	to	2.30%	1.74%	-0.58%	to	0.99%
	2018	2,039,219	9.35	to	10.05	19,655,965	0.75%	to	2.30%	1.39%	-0.94%	to	0.62%
Fidelity VIP Growth Opportunities Portfolio Service Class 2(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	953,228	34.10	to	46.75	46,065,494	0.75%	to	2.05%	0.00%	9.38%	to	10.83%
	2020	1,051,459	30.77	to	42.74	46,433,648	0.75%	to	2.05%	0.00%	64.78%	to	66.97%
	2019	1,209,178	18.43	to	25.94	32,099,101	0.75%	to	2.05%	0.00%	37.62%	to	39.44%
	2018	1,274,650	13.22	to	18.85	24,714,206	0.75%	to	2.05%	0.09%	9.91%	to	11.37%
Templeton Global Bond VIP Fund Class 2	2022	216,041	$8.70	to	$11.75	$2,095,447	1.30%	to	2.30%	0.00%	-7.13%	to	-6.19%
	2021	296,508	9.37	to	12.53	3,085,978	1.30%	to	2.30%	0.00%	-7.17%	to	-6.23%
	2020	399,606	10.10	to	13.36	4,406,401	1.30%	to	2.30%	8.63%	-7.45%	to	-6.52%
	2019	483,060	10.91	to	14.29	5,815,317	1.30%	to	2.30%	7.17%	-0.32%	to	0.69%
	2018	535,334	10.94	to	14.19	6,434,908	1.30%	to	2.30%	0.00%	-0.39%	to	0.61%
Templeton Growth VIP Fund Class 2	2022	115,084	$14.33	to	$21.83	$1,889,812	1.30%	to	1.95%	0.16%	-13.22%	to	-12.65%
	2021	118,311	16.51	to	24.99	2,220,775	1.30%	to	1.95%	1.10%	2.83%	to	3.51%
	2020	134,303	16.06	to	24.14	2,444,839	1.30%	to	1.95%	2.94%	3.74%	to	4.42%
	2019	147,172	15.48	to	23.12	2,559,105	1.30%	to	1.95%	2.75%	12.92%	to	13.66%
	2018	165,361	13.71	to	20.34	2,528,938	1.30%	to	1.95%	1.99%	-16.50%	to	-15.96%
Templeton Foreign VIP Fund Class 2(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	13,730,410	10.67	to	14.82	199,127,784	1.30%	to	2.15%	3.47%	-3.28%	to	-2.45%
	2019	12,595,317	10.94	to	15.32	187,079,321	1.30%	to	2.15%	1.72%	10.12%	to	11.07%
	2018	12,652,625	9.85	to	13.91	168,965,423	1.30%	to	2.15%	2.62%	-17.25%	to	-16.54%
Franklin Income VIP Fund Class 2	2022	116,109	$16.69	to	$25.79	$2,789,220	1.30%	to	2.30%	5.02%	-7.64%	to	-6.70%
	2021	132,043	18.07	to	27.64	3,404,102	1.30%	to	2.30%	4.58%	14.08%	to	15.24%
	2020	154,628	15.84	to	23.99	3,465,494	1.30%	to	2.30%	5.94%	-1.62%	to	-0.62%
	2019	178,847	16.10	to	24.14	4,060,517	1.30%	to	2.30%	5.47%	13.40%	to	14.55%
	2018	208,820	14.20	to	21.07	4,110,618	1.30%	to	2.30%	4.86%	-6.49%	to	-5.55%
Franklin Mutual Shares VIP Fund Class 2(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	66,882	23.24	to	24.98	1,531,121	1.30%	to	1.90%	2.72%	-6.85%	to	-6.28%
	2019	77,607	19.84	to	26.65	1,879,570	1.30%	to	2.05%	1.81%	20.07%	to	20.98%
	2018	96,897	16.52	to	22.03	1,915,931	1.30%	to	2.05%	2.21%	-10.92%	to	-10.25%

B-67

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Franklin U.S. Government Securities VIP Fund Class 2(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	28,064,073	9.09	to	10.67	283,748,345	1.30%	to	2.15%	2.72%	-1.81%	to	-0.97%
Franklin Rising Dividends VIP Fund Class 2(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	438,634	20.58	to	23.03	9,968,777	1.45%	to	2.20%	1.30%	-7.15%	to	-6.45%
Franklin Small Cap Value VIP Fund Class 2(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	2,292,574	25.21	to	38.42	82,677,902	1.30%	to	2.30%	1.60%	2.77%	to	3.82%
	2019	2,190,046	24.53	to	37.01	75,928,230	1.30%	to	2.30%	1.06%	23.46%	to	24.71%
	2018	2,568,832	19.87	to	29.68	71,304,479	1.30%	to	2.30%	0.89%	-14.87%	to	-14.01%
Franklin Growth & Income VIP Fund Class 2(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	1,552,672	13.82	to	17.33	28,138,115	0.75%	to	2.05%	3.79%	3.35%	to	4.73%
	2019	1,797,487	13.20	to	16.77	31,197,465	0.75%	to	2.05%	2.29%	23.08%	to	24.72%
	2018	1,923,627	10.58	to	13.62	26,973,126	0.75%	to	2.05%	2.45%	-6.54%	to	-5.29%
MFS New Discovery Series Service Class(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	687,153	52.10	to	56.03	38,135,272	1.40%	to	2.15%	0.00%	-0.60%	to	0.15%
	2020	834,310	52.42	to	55.94	46,277,392	1.40%	to	2.15%	0.00%	42.46%	to	43.54%
	2019	1,139,111	36.80	to	38.97	44,049,640	1.40%	to	2.15%	0.00%	38.25%	to	39.30%
	2018	1,324,953	26.62	to	27.98	36,773,638	1.40%	to	2.15%	0.00%	-3.82%	to	-3.09%
MFS VIT II Income Portfolio Series Service Class(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	20,072	15.98	to	17.48	349,072	1.45%	to	1.95%	2.90%	-1.85%	to	-1.35%
	2020	20,726	16.28	to	17.72	365,572	1.45%	to	1.95%	2.88%	6.99%	to	7.53%
	2019	30,770	15.21	to	16.48	492,740	1.45%	to	1.95%	3.37%	9.13%	to	9.68%
	2018	29,978	13.94	to	15.02	439,567	1.45%	to	1.95%	3.57%	-4.01%	to	-3.53%
MFS Total Return Series Service Class(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	178,427	22.59	to	24.71	4,329,407	1.45%	to	1.95%	1.57%	11.63%	to	12.19%
	2020	217,393	20.23	to	22.03	4,713,512	1.45%	to	1.95%	2.04%	7.38%	to	7.92%
	2019	292,801	18.10	to	20.41	5,893,145	1.45%	to	2.20%	2.05%	17.49%	to	18.38%
	2018	366,328	15.41	to	17.24	6,234,134	1.45%	to	2.20%	1.96%	-7.93%	to	-7.24%
MFS Utilities Series Service Class(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	4,202,241	14.45	to	24.51	85,147,507	1.30%	to	2.15%	0.85%	-1.35%	to	-0.50%
MFS Technology Portfolio Service Class	2022	791,040	$22.19	to	$24.04	$18,873,566	1.40%	to	2.15%	0.00%	-37.23%	to	-36.75%
	2021	691,737	35.35	to	38.02	26,120,764	1.40%	to	2.15%	0.00%	11.00%	to	11.84%
	2020	823,937	31.85	to	33.99	27,849,250	1.40%	to	2.15%	0.00%	43.27%	to	44.36%
	2019	1,213,485	22.23	to	23.55	28,432,318	1.40%	to	2.15%	0.00%	32.97%	to	33.97%
	2018	1,433,302	16.72	to	17.58	25,074,384	1.40%	to	2.15%	0.00%	-0.65%	to	0.10%
MFS VIT II International Intrinsic Value Fund(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	509,487	15.54	to	18.58	9,981,920	0.75%	to	2.05%	0.80%	17.74%	to	19.30%
	2019	553,402	13.03	to	15.78	9,142,597	0.75%	to	2.05%	1.47%	23.08%	to	24.71%
	2018	588,577	10.45	to	12.82	7,826,875	0.75%	to	2.05%	0.92%	-11.57%	to	-10.40%
MFS Blended Research Core Equity Portfolio Service Class	2022	2,379,139	$15.99	to	$16.81	$39,910,442	1.40%	to	2.06%	0.84%	-17.91%	to	-17.38%
	2021	2,823,326	19.48	to	20.34	57,343,374	1.40%	to	2.06%	0.89%	26.55%	to	27.38%
	2020	3,341,674	15.39	to	15.97	53,299,313	1.40%	to	2.06%	1.40%	12.71%	to	13.45%
	2019	3,676,913	13.65	to	14.08	51,706,539	1.40%	to	2.06%	1.26%	26.25%	to	27.07%
	2018	3,887,357	10.82	to	11.08	43,026,930	1.40%	to	2.06%	1.13%	-9.87%	to	-9.28%

B-68

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco Oppenheimer International Growth Fund(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	367,801	14.14	to	14.65	5,706,945	0.75%	to	2.05%	0.64%	18.55%	to	20.13%
	2019	412,156	11.77	to	12.36	5,354,662	0.75%	to	2.05%	0.72%	25.33%	to	26.99%
	2018	464,901	9.27	to	9.86	4,769,161	0.75%	to	2.05%	0.57%	-21.20%	to	-20.15%
Invesco Oppenheimer Main St Small Cap Fund(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	8,587,228	20.97	to	33.79	207,748,091	1.30%	to	2.30%	0.06%	-12.59%	to	-11.70%
Invesco Oppenheimer Global Strategy Income Fund(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	24,503,902	10.10	to	14.71	316,244,348	1.30%	to	2.15%	4.52%	-6.58%	to	-5.78%
PIMCO Low Duration Portfolio Advisor Class	2022	83,600	$8.72	to	$10.89	$873,151	1.30%	to	2.05%	1.54%	-7.76%	to	-7.06%
	2021	102,091	9.45	to	11.72	1,153,218	1.30%	to	2.05%	0.42%	-3.05%	to	-2.31%
	2020	102,495	9.75	to	11.99	1,186,380	1.30%	to	2.05%	1.10%	0.78%	to	1.55%
	2019	113,358	9.67	to	11.81	1,286,389	1.30%	to	2.05%	2.68%	1.80%	to	2.58%
	2018	130,761	9.50	to	11.51	1,449,384	1.30%	to	2.05%	1.79%	-1.81%	to	-1.07%
PIMCO Real Return Portfolio Advisor Class	2022	41,800	$10.12	to	$13.87	$545,860	1.30%	to	2.30%	6.91%	-14.01%	to	-13.14%
	2021	49,923	11.77	to	15.97	755,968	1.30%	to	2.30%	4.75%	3.09%	to	4.13%
	2020	60,289	11.41	to	15.33	882,083	1.30%	to	2.30%	1.31%	9.04%	to	10.15%
	2019	59,841	10.47	to	13.92	796,393	1.30%	to	2.30%	1.43%	5.86%	to	6.93%
	2018	113,457	9.89	to	13.02	1,439,008	1.30%	to	2.30%	2.35%	-4.54%	to	-3.58%
PIMCO Total Return Portfolio Advisor Class(7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	23,828,459	10.44	to	13.25	312,010,614	1.30%	to	2.30%	2.37%	-2.91%	to	-1.93%
PIMCO VIT Balanced Allocation Portfolio Advisor Class(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	77,103	14.51	to	15.82	1,187,659	1.00%	to	2.00%	0.02%	8.69%	to	9.80%
	2020	86,856	13.35	to	14.41	1,223,286	1.00%	to	2.00%	0.86%	8.74%	to	9.85%
	2019	96,550	12.28	to	13.12	1,241,568	1.00%	to	2.00%	2.03%	16.57%	to	17.76%
	2018	103,999	10.53	to	11.14	1,138,650	1.00%	to	2.00%	1.13%	-7.56%	to	-6.62%
PIMCO Dynamic Bond Portfolio Adviser Class	2022	151,247	$9.49	to	$10.32	$1,524,021	0.75%	to	2.00%	2.62%	-8.33%	to	-7.16%
	2021	162,418	10.35	to	11.11	1,775,389	0.75%	to	2.00%	1.98%	-0.84%	to	0.42%
	2020	179,860	10.44	to	11.07	1,969,934	0.75%	to	2.00%	2.68%	2.61%	to	3.92%
	2019	191,401	10.17	to	10.65	2,030,614	0.75%	to	2.00%	4.32%	2.74%	to	4.05%
	2018	195,156	9.90	to	10.23	2,000,127	0.75%	to	2.00%	2.75%	-1.10%	to	0.16%
Pioneer Mid Cap Value VCT Portfolio Class II(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	6,239,992	19.93	to	27.83	171,127,162	1.30%	to	2.30%	1.02%	-0.47%	to	0.54%
	2019	6,028,462	20.02	to	27.68	164,635,350	1.30%	to	2.30%	1.06%	25.15%	to	26.42%
	2018	6,979,086	16.00	to	21.90	150,972,881	1.30%	to	2.30%	0.46%	-21.34%	to	-20.54%
Pioneer Bond VCT Portfolio Class II	2022	5,260,940	$9.55	to	$9.81	$50,961,308	0.75%	to	2.05%	2.16%	-16.22%	to	-15.11%
	2021	5,973,953	11.40	to	11.55	68,546,978	0.75%	to	2.05%	1.95%	-1.84%	to	-0.54%
	2020	5,738,532	11.61	to	11.61	66,813,520	0.75%	to	2.05%	2.79%	6.20%	to	7.62%
	2019	6,024,646	10.79	to	10.93	65,664,693	0.75%	to	2.05%	3.01%	6.67%	to	8.08%
	2018	6,311,045	9.99	to	10.25	64,055,884	0.75%	to	2.05%	3.06%	-3.02%	to	-1.73%
American Century VP Mid Cap Value Fund Class II(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	702,286	14.57	to	20.54	14,429,523	0.75%	to	2.05%	1.00%	20.50%	to	22.09%
	2020	786,450	11.93	to	17.04	13,576,457	0.75%	to	2.05%	1.65%	-0.97%	to	0.35%
	2019	893,896	11.89	to	17.21	15,422,603	0.75%	to	2.05%	1.91%	26.35%	to	28.03%
	2018	950,856	9.29	to	13.62	13,046,520	0.75%	to	2.05%	1.54%	-14.75%	to	-13.61%

B-69

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
American Century VP Inflation Protection Fund Class II	2022	888,372	$9.43	to	$10.49	$9,053,658	0.75%	to	2.05%	4.98%	-14.86%	to	-13.73%
	2021	995,521	11.08	to	12.16	11,809,418	0.75%	to	2.05%	3.15%	4.09%	to	5.47%
	2020	898,526	10.65	to	11.53	10,147,773	0.75%	to	2.05%	1.39%	7.30%	to	8.73%
	2019	874,721	9.92	to	10.60	9,137,135	0.75%	to	2.05%	2.33%	6.67%	to	8.09%
	2018	870,570	9.30	to	9.81	8,437,292	0.75%	to	2.05%	2.85%	-4.81%	to	-3.55%
Delaware Ivy VIP Global Bond Fund Class II(15)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	380,642	11.00	to	11.56	4,457,632	0.75%	to	2.05%	3.58%	-2.87%	to	-1.58%
	2020	419,044	11.32	to	11.75	5,008,357	0.75%	to	2.05%	3.99%	5.93%	to	7.34%
	2019	447,779	10.69	to	10.94	5,016,863	0.75%	to	2.05%	3.70%	7.18%	to	8.60%
	2018	512,928	9.97	to	10.08	5,319,461	0.75%	to	2.05%	2.84%	-2.22%	to	-0.93%
Delaware Ivy VIP High Income Fund Class II	2022	487,224	$10.83	to	$11.22	$5,836,917	0.75%	to	2.05%	6.65%	-12.79%	to	-11.63%
	2021	537,282	12.26	to	12.87	7,323,998	0.75%	to	2.05%	5.86%	3.89%	to	5.27%
	2020	601,358	11.65	to	12.39	7,793,102	0.75%	to	2.05%	7.09%	3.85%	to	5.23%
	2019	630,845	11.07	to	11.93	7,848,270	0.75%	to	2.05%	6.67%	8.91%	to	10.36%
	2018	694,532	10.03	to	10.95	7,875,229	0.75%	to	2.05%	6.37%	-4.12%	to	-2.85%
Putnam VT Large Cap Value Fund Class IB(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	3,068,175	40.07	to	43.09	131,539,694	1.40%	to	2.15%	1.29%	24.58%	to	25.52%
	2020	4,008,144	32.17	to	34.33	136,997,206	1.40%	to	2.15%	1.64%	3.53%	to	4.32%
	2019	4,026,357	31.07	to	32.91	131,972,296	1.40%	to	2.15%	2.06%	27.61%	to	28.58%
	2018	4,497,171	24.35	to	25.59	114,664,289	1.40%	to	2.15%	0.70%	-10.45%	to	-9.77%
Putnam VT Multi Asset Absolute Return Fund Class IB	2022	102,661	$8.61	to	$9.48	$946,528	1.00%	to	2.00%	1.46%	-1.65%	to	-0.65%
	2021	112,723	8.75	to	9.54	1,050,090	1.00%	to	2.00%	0.00%	-1.26%	to	-0.25%
	2020	138,742	8.87	to	9.57	1,298,658	1.00%	to	2.00%	0.00%	-9.24%	to	-8.31%
	2019	144,230	9.77	to	10.44	1,476,229	1.00%	to	2.00%	0.00%	3.80%	to	4.85%
	2018	174,917	9.39	to	9.95	1,711,226	1.00%	to	2.05%	0.38%	-9.73%	to	-8.76%
Putnam VT Small Cap Value Fund Class IB	2022	419,680	$12.82	to	$16.54	$6,838,574	0.75%	to	2.05%	0.17%	-14.77%	to	-13.63%
	2021	474,792	14.85	to	19.40	9,020,088	0.75%	to	2.05%	0.75%	37.04%	to	38.85%
	2020	618,119	10.69	to	14.16	8,390,944	0.75%	to	2.05%	1.02%	1.83%	to	3.18%
	2019	598,621	10.36	to	13.91	8,008,158	0.75%	to	2.05%	0.65%	21.69%	to	23.31%
	2018	599,740	8.40	to	11.43	6,610,151	0.75%	to	2.05%	0.40%	-21.57%	to	-20.53%
Putnam VT Multi Cap Core Fund Class IB(11)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	7,162,988	16.43	to	17.16	122,589,967	1.40%	to	2.15%	0.92%	14.81%	to	15.68%
	2019	8,082,543	14.32	to	14.83	119,624,021	1.40%	to	2.15%	1.14%	28.81%	to	29.79%
	2018	8,930,195	11.11	to	11.43	101,863,909	1.40%	to	2.15%	1.09%	-9.61%	to	-8.93%
ALPS/Alerian Energy Infrastructure Portfolio Class III	2022	184,135	$10.53	to	$11.11	$2,083,240	0.75%	to	2.05%	4.19%	14.92%	to	16.44%
	2021	200,318	9.16	to	9.54	1,965,355	0.75%	to	2.05%	1.99%	34.95%	to	36.74%
	2020	214,828	6.79	to	6.97	1,548,336	0.75%	to	2.05%	2.81%	-26.67%	to	-25.69%
	2019	230,059	9.26	to	9.39	2,241,807	0.75%	to	2.05%	1.54%	17.94%	to	19.51%
	2018	256,293	7.85	to	7.85	2,097,559	0.75%	to	2.05%	1.71%	-20.62%	to	-19.57%
ALPS/Red Rocks Global Opportunity Portfolio Class III	2022	93,780	$13.04	to	$14.13	$1,296,515	1.00%	to	2.00%	11.84%	-30.33%	to	-29.62%
	2021	104,815	18.71	to	20.07	2,063,564	1.00%	to	2.00%	4.07%	21.46%	to	22.69%
	2020	120,226	15.41	to	16.36	1,932,786	1.00%	to	2.00%	8.45%	7.06%	to	8.16%
	2019	198,044	14.39	to	15.13	2,951,842	1.00%	to	2.00%	0.00%	37.04%	to	38.44%
	2018	203,321	10.50	to	10.93	2,196,008	1.00%	to	2.00%	5.18%	-14.28%	to	-13.41%
DWS Alternative Asset Allocation VIP Class B	2022	47,548	$10.40	to	$11.32	$529,612	0.75%	to	2.00%	7.20%	-9.59%	to	-8.43%
	2021	51,533	11.50	to	12.36	630,559	0.75%	to	2.00%	1.73%	10.10%	to	11.51%
	2020	47,496	10.44	to	11.09	523,928	0.75%	to	2.00%	2.46%	3.21%	to	4.53%
	2019	50,225	10.12	to	10.61	533,414	0.75%	to	2.00%	3.54%	12.06%	to	13.49%
	2018	49,622	9.03	to	9.35	466,908	0.75%	to	2.00%	1.90%	-11.16%	to	-10.03%
Janus Henderson Enterprise Portfolio Service Shares(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	343,064	30.16	to	33.02	11,079,949	1.00%	to	2.05%	0.24%	14.15%	to	15.38%
	2020	428,343	26.42	to	28.62	12,013,914	1.00%	to	2.05%	0.05%	16.73%	to	17.99%
	2019	486,316	22.63	to	24.26	11,592,973	1.00%	to	2.05%	0.05%	32.39%	to	33.81%
	2018	530,966	17.10	to	18.13	9,481,712	1.00%	to	2.05%	0.13%	-2.70%	to	-1.66%

B-70

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Janus Henderson Global Technology & Innovation Portfolio Service Shares	2022	2,015,314	$19.63	to	$23.37	$50,089,973	0.75%	to	2.05%	0.00%	-38.41%	to	-37.60%
	2021	1,661,441	31.46	to	37.94	67,043,006	0.75%	to	2.05%	0.71%	15.34%	to	16.86%
	2020	1,923,738	26.92	to	32.90	66,839,984	0.75%	to	2.05%	0.00%	47.64%	to	49.60%
	2019	2,892,233	18.00	to	22.28	67,172,349	0.75%	to	2.05%	0.40%	41.86%	to	43.73%
	2018	3,622,377	12.52	to	15.71	58,795,880	0.75%	to	2.05%	1.06%	0.00%	to	0.00%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2022	296,901	$11.19	to	$12.13	$3,851,165	0.75%	to	2.00%	0.09%	-19.03%	to	-18.00%
	2021	317,650	13.64	to	14.92	5,045,691	0.75%	to	2.05%	2.83%	9.64%	to	11.10%
	2020	326,358	12.28	to	13.61	4,704,426	0.75%	to	2.05%	0.62%	-1.26%	to	0.05%
	2019	352,637	12.27	to	13.78	5,106,191	0.75%	to	2.05%	0.04%	15.37%	to	16.90%
	2018	445,103	10.50	to	11.94	5,537,147	0.75%	to	2.05%	1.29%	-8.48%	to	-7.27%
ClearBridge Variable Small Cap Growth Portfolio Class II(6)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	481,933	23.88	to	27.71	13,573,453	0.75%	to	2.05%	0.00%	10.01%	to	11.47%
	2020	546,906	21.42	to	25.19	13,931,870	0.75%	to	2.05%	0.00%	39.98%	to	41.84%
	2019	657,676	15.10	to	18.00	11,797,539	0.75%	to	2.05%	0.00%	23.96%	to	25.60%
	2018	693,898	12.02	to	14.52	9,984,865	0.75%	to	2.05%	0.00%	1.09%	to	2.43%
Franklin Multi-Asset Dynamic Multi-Strategy VIT(8)	2022	—	$—		$—	$—	NA		NA	NA	NA		NA
	2021	60,239	11.65	to	12.70	747,408	1.00%	to	2.00%	2.26%	10.40%	to	11.52%
	2020	64,759	10.55	to	11.39	722,367	1.00%	to	2.00%	1.50%	-10.15%	to	-9.23%
	2019	78,973	11.74	to	12.55	973,449	1.00%	to	2.00%	2.03%	13.20%	to	14.36%
	2018	84,661	10.37	to	10.97	914,779	1.00%	to	2.00%	1.26%	-9.10%	to	-8.18%
Western Asset Core Plus VIT Portfolio Class II (7)	2022	—	$—		$—	$—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	4,284,806	9.82	to	9.97	42,696,506	1.40%	to	1.80%	3.43%	-4.39%	to	-4.00%
The Merger Fund VL	2022	161,493	$11.12	to	$12.07	$1,934,465	0.75%	to	2.05%	1.51%	-1.19%	to	0.12%
	2021	174,613	11.25	to	12.06	2,099,430	0.75%	to	2.05%	0.00%	-0.99%	to	0.32%
	2020	186,162	11.36	to	12.02	2,243,767	0.75%	to	2.05%	0.00%	5.17%	to	6.57%
	2019	220,725	10.80	to	11.28	2,507,816	0.75%	to	2.05%	1.00%	3.99%	to	5.37%
	2018	231,944	10.39	to	10.70	2,512,773	0.75%	to	2.05%	0.70%	4.90%	to	6.29%
Guggenheim VT Multi-Hedge Strategies Fund	2022	39,949	$10.10	to	$11.18	$434,929	1.00%	to	2.05%	1.16%	-5.38%	to	-4.36%
	2021	47,833	10.68	to	11.69	547,040	1.00%	to	2.05%	0.00%	5.89%	to	7.02%
	2020	58,690	10.08	to	10.92	628,019	1.00%	to	2.05%	1.29%	5.18%	to	6.31%
	2019	68,881	9.59	to	10.27	695,335	1.00%	to	2.05%	2.35%	2.86%	to	3.96%
	2018	86,396	9.32	to	9.88	840,919	1.00%	to	2.05%	0.00%	-7.02%	to	-6.02%
Guggenheim VT Long Short Equity Fund	2022	93,958	$10.98	to	$12.15	$1,113,922	1.00%	to	2.05%	0.48%	-16.14%	to	-15.24%
	2021	111,159	13.10	to	14.34	1,558,039	1.00%	to	2.05%	0.65%	21.26%	to	22.56%
	2020	120,060	10.80	to	11.70	1,376,440	1.00%	to	2.05%	0.84%	2.77%	to	3.88%
	2019	127,262	10.51	to	11.26	1,408,760	1.00%	to	2.05%	0.57%	3.38%	to	4.48%
	2018	140,048	10.17	to	10.78	1,486,589	1.00%	to	2.05%	0.00%	-14.72%	to	-13.81%
T. Rowe Price Health Sciences Portfolio II	2022	307,428	$18.20	to	$28.30	$8,903,613	0.75%	to	2.00%	0.00%	-14.43%	to	-13.34%
	2021	332,862	21.00	to	32.93	11,258,953	0.75%	to	2.05%	0.00%	10.52%	to	11.98%
	2020	365,753	18.75	to	29.80	11,156,545	0.75%	to	2.05%	0.00%	26.61%	to	28.30%
	2019	386,318	14.62	to	23.53	9,261,318	0.75%	to	2.05%	0.00%	25.99%	to	27.67%
	2018	407,315	11.45	to	18.68	7,707,850	0.75%	to	2.05%	0.00%	-1.21%	to	0.10%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2022	219,091	$9.16	to	$9.99	$2,160,602	0.75%	to	2.05%	0.37%	-26.67%	to	-25.69%
	2021	254,816	12.50	to	13.45	3,401,696	0.75%	to	2.05%	0.78%	0.84%	to	2.18%
	2020	307,681	12.39	to	13.16	4,039,542	0.75%	to	2.05%	1.32%	12.01%	to	13.50%
	2019	341,960	11.06	to	11.60	3,975,945	0.75%	to	2.05%	1.02%	17.06%	to	18.62%
	2018	348,268	9.45	to	9.78	3,431,051	0.75%	to	2.05%	0.41%	-19.21%	to	-18.13%
Morgan Stanley VIF Global Infrastructure Portfolio Class II	2022	7,723	$12.09	to	$12.48	$95,066	0.75%	to	1.30%	2.63%	-9.51%	to	-9.00%
	2021	8,104	13.36	to	13.72	109,744	0.75%	to	1.30%	2.58%	12.52%	to	13.15%
	2020	4,284	11.88	to	12.12	51,371	0.75%	to	1.30%	1.62%	-2.72%	to	-2.18%
	2019	4,865	12.21	to	12.39	59,815	0.75%	to	1.30%	1.86%	26.21%	to	26.91%
	2018	4,021	9.67	to	9.77	39,129	0.75%	to	1.30%	2.92%	-9.09%	to	-8.58%

B-71

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
VanEck VIP Global Resources Fund – Class S	2022	106,100	$8.70	to	$12.33	$1,001,924	0.75%	to	2.00%	1.46%	5.96%	to	7.31%
	2021	128,953	8.21	to	11.49	1,138,231	0.75%	to	2.00%	0.29%	16.30%	to	17.79%
	2020	153,188	7.06	to	9.75	1,152,312	0.75%	to	2.00%	0.73%	16.45%	to	17.93%
	2019	164,720	6.06	to	8.27	1,055,205	0.75%	to	2.00%	0.00%	9.32%	to	10.71%
	2018	182,364	5.53	to	7.47	1,058,821	0.75%	to	2.05%	0.00%	-29.89%	to	-28.96%
Virtus Duff & Phelps Real Estate Securities Series	2022	168,917	$15.43	to	$16.99	$2,751,811	1.00%	to	2.00%	0.93%	-27.57%	to	-26.83%
	2021	192,256	21.30	to	23.22	4,303,401	1.00%	to	2.00%	0.70%	43.49%	to	44.95%
	2020	214,863	14.85	to	16.02	3,331,803	1.00%	to	2.00%	1.12%	-3.52%	to	-2.54%
	2019	256,933	15.39	to	16.44	4,091,420	1.00%	to	2.00%	1.67%	24.87%	to	26.15%
	2018	271,772	9.41	to	12.32	3,443,118	0.75%	to	2.00%	1.52%	-8.40%	to	-7.23%
American Funds Insurance Series Asset Allocation Fund Class 4	2022	217,242	$13.02	to	$13.48	$2,880,133	0.75%	to	1.35%	1.92%	-14.83%	to	-14.31%
	2021	159,190	15.29	to	15.73	2,482,163	0.75%	to	1.35%	1.34%	13.29%	to	13.98%
	2020	167,178	13.50	to	13.80	2,290,102	0.75%	to	1.35%	1.46%	10.64%	to	11.32%
	2019	171,103	12.20	to	12.40	2,111,007	0.75%	to	1.35%	1.79%	19.29%	to	20.02%
	2018	154,728	10.23	to	10.33	1,594,552	0.75%	to	1.35%	1.64%	-6.12%	to	-5.55%
American Funds Insurance Series The Bond Fund of America Class 4	2022	79,889	$9.67	to	$9.98	$785,016	0.75%	to	1.30%	2.58%	-13.88%	to	-13.40%
	2021	109,370	11.23	to	11.53	1,241,686	0.75%	to	1.30%	1.25%	-1.88%	to	-1.33%
	2020	108,349	11.44	to	11.68	1,248,031	0.75%	to	1.30%	2.00%	7.95%	to	8.56%
	2019	75,169	10.60	to	10.76	801,805	0.75%	to	1.30%	5.13%	7.66%	to	8.26%
	2018	17,314	9.86	to	9.94	171,133	0.75%	to	1.25%	3.11%	-2.12%	to	-1.63%
American Funds Insurance Series Global Growth Fund Class 4	2022	47,487	$15.29	to	$15.83	$739,301	0.75%	to	1.35%	0.44%	-25.93%	to	-25.48%
	2021	44,916	20.65	to	21.24	940,434	0.75%	to	1.35%	0.22%	14.57%	to	15.26%
	2020	40,233	18.02	to	18.43	732,555	0.75%	to	1.35%	0.17%	28.41%	to	29.19%
	2019	42,683	14.03	to	14.27	603,194	0.75%	to	1.35%	0.95%	33.05%	to	33.86%
	2018	31,785	10.56	to	10.66	337,335	0.75%	to	1.30%	0.55%	-10.42%	to	-9.92%
American Funds Insurance Series Capital World Growth and Income Fund Class 4	2022	72,268	$13.07	to	$13.53	$957,493	0.75%	to	1.35%	2.14%	-18.68%	to	-18.19%
	2021	69,296	16.08	to	16.54	1,127,044	0.75%	to	1.35%	1.67%	12.92%	to	13.61%
	2020	52,119	14.24	to	14.56	748,940	0.75%	to	1.35%	1.38%	7.08%	to	7.73%
	2019	24,987	13.30	to	13.52	334,891	0.75%	to	1.35%	1.99%	28.97%	to	29.75%
	2018	20,365	10.31	to	10.42	211,086	0.75%	to	1.35%	1.54%	-11.11%	to	-10.57%
American Funds Insurance Series Growth Fund Class 4	2022	137,923	$18.14	to	$18.78	$2,552,681	0.75%	to	1.35%	0.11%	-31.06%	to	-30.64%
	2021	115,949	25.87	to	27.07	3,093,031	0.75%	to	1.70%	0.06%	19.62%	to	20.77%
	2020	86,190	21.92	to	22.41	1,907,213	0.75%	to	1.35%	0.20%	49.66%	to	50.57%
	2019	68,581	14.64	to	14.89	1,013,591	0.75%	to	1.35%	0.58%	28.68%	to	29.46%
	2018	63,450	11.40	to	11.50	726,672	0.75%	to	1.25%	0.27%	-1.75%	to	-1.25%
American Funds Insurance Series Growth and Income Fund Class 4	2022	153,633	$15.32	to	$15.86	$2,388,171	0.75%	to	1.35%	1.28%	-17.83%	to	-17.33%
	2021	98,447	18.68	to	19.18	1,857,557	0.75%	to	1.30%	1.02%	22.19%	to	22.87%
	2020	79,201	15.29	to	15.61	1,219,812	0.75%	to	1.30%	1.09%	11.77%	to	12.40%
	2019	80,409	13.44	to	13.89	1,105,250	0.75%	to	1.95%	1.68%	23.40%	to	24.91%
	2018	53,900	10.89	to	11.12	595,100	0.75%	to	1.95%	1.35%	-3.97%	to	-2.79%
American Funds Insurance Series U.S. Government Securities Fund	2022	166,667	$9.40	to	$9.73	$1,591,976	0.75%	to	1.35%	3.89%	-12.39%	to	-11.86%
	2021	145,582	10.73	to	11.04	1,581,778	0.75%	to	1.35%	0.92%	-2.21%	to	-1.62%
	2020	187,554	10.98	to	11.23	2,077,139	0.75%	to	1.35%	1.72%	8.00%	to	8.66%
	2019	56,443	10.16	to	10.33	575,939	0.75%	to	1.35%	1.98%	3.72%	to	4.35%
	2018	22,724	9.82	to	9.90	223,644	0.75%	to	1.25%	3.17%	-0.75%	to	-0.25%

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either

B-72

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	As of April 24, 2019, the AllianceBernstein VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AllianceBernstein VPS Real Estate Investment Portfolio Class B was transferred to the Fidelity VIP Government Money Market Portfolio.
(5)	Portfolio commenced operations October 18, 2019.
(6)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were and total returns were not applicable as of December 31, 2022 as a result of liquidation.
(7)	As of October 18, 2019, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.
(8)	Portfolio liquidated as of August 19, 2022 and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated fund was transferred to the Fidelity VIP Government Money Market Portfolio.
(9)	As of July 15, 2020, the Value Line VIP Equity Advantage Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquation date, any accumulation value remaining in the Value Line VIP Equity Advantage Fund was transferred to the Fidelity VIP Government Money Market Portfolio.
(10)	Portfolio liquidated as of April 24, 2020 and no longer available as an investment allocation option under this contract.
(11)	As of October 22, 2021, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2021 as a result of liquidation.
(12)	As of April 30, 2021, the Invesco V.I. Value Opportunities Fund was merged into V.I. American Value Fund Series II.
(13)	Portfolio commenced operations October 22, 2021.
(14)	Portfolio commenced operations April 29, 2022.
(15)	As of April 27, 2022, the Delaware Ivy VIP Global Bond Fund Class II was merged into Fidelity VIP Government Money Market — SC2.

B-73

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account R indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account R as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP Fund(1)

Guardian Diversified Research VIP Fund(1)

Guardian Growth & Income VIP Fund(1)

Guardian Integrated Research VIP Fund(1)

Guardian International Growth VIP Fund(1)

Guardian International Equity VIP Fund (formerly Guardian International Value VIP Fund)(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Large Cap Disciplined Value VIP Fund(1)

Guardian Large Cap Fundamental Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian Mid Cap Traditional Growth VIP Fund(1)

Guardian U.S. Government Securities VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Global Utilities VIP Fund(1)

Guardian Multi-Sector Bond VIP Fund(1)

Guardian Small Cap Core VIP Fund(1)

Guardian All Cap Core VIP Fund(7)

Guardian Select Mid Cap Core VIP Fund(7)

Guardian Small Mid Cap Core VIP Fund(7)

Guardian Strategic Large Cap Core VIP Fund(7)

Guardian Core Fixed Income VIP Fund(2)

Guardian Short Duration Bond VIP Fund(2)

Guardian Balanced Allocation VIP Fund(2)

Guardian Equity Income VIP Fund(2)

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(4)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(4)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(4)

Value Line Strategic Asset Management Trust(4)

Invesco V.I. Global Real Estate Fund Series II(1)

Invesco V.I. American Value Fund Series II(4)

Invesco V.I. Balanced-Risk Allocation Fund Series II(1)

AB VPS Growth and Income Portfolio Class B(6)

AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)(1)

AB VPS Dynamic Asset Allocation Portfolio Class B(1)

BlackRock Global Allocation V.I. Fund Class III(1)

BlackRock Advantage Large Cap Core V.I. Fund Class III (6)

BlackRock Advantage Large Cap Value V.I. Fund Class III(4)

Columbia Variable Portfolio-Small Cap Value Fund Class 2(6)

Columbia Variable Portfolio-Small Company Growth Fund Class 2(4)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(4)

Fidelity VIP Balanced Portfolio Service Class 2(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(6)

Fidelity VIP Investment Grade Bond Portfolio Service Class 2(1)

Fidelity VIP Mid Cap Portfolio Service Class 2(6)

Fidelity VIP Overseas Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(4)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(6)

Franklin Income VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(6)

Franklin Small Cap Value VIP Fund Class 2(6)

Franklin Growth & Income VIP Fund Class 2(6)

MFS® New Discovery Series Service Class(4)

MFS® VIT II Income Portfolio Series Service Class(4)

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

B-74

MFS® Total Return Series Service Class(4)

MFS® Technology Portfolio Service Class(1)

MFS® VIT II International Intrinsic Value Fund(6)

MFS® Blended Research Core Equity Portfolio Service Class(1)

Invesco Oppenheimer International Growth Fund(6)

PIMCO Low Duration Portfolio Advisor Class(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO VIT Balanced Allocation Portfolio Advisor Class(4)

PIMCO Dynamic Bond Portfolio Advisor Class(1)

Pioneer Mid Cap Value VCT Portfolio Class II(6)

Pioneer Bond VCT Portfolio Class II(1)

American Century VP Mid Cap Value Fund Class II(4)

American Century VP Inflation Protection Fund Class II(1)

Delaware Ivy VIP Global Bond Fund Class II(3)

Delaware Ivy VIP High Income Fund Class II(1)

Putnam VT Large Cap Value Fund Class IB(4)

Putnam VT Multi Asset Absolute Return Fund Class IB(1)

Putnam VT Small Cap Value Fund Class IB(1)

Putnam VT Multi-Cap Core Fund Class IB(6)

ALPS/Alerian Energy Infrastructure Portfolio Class III(1)

ALPS/Red Rocks Global Opportunity Portfolio Class III(1)

DWS Alternative Asset Allocation VIP Class B(1)

Janus Henderson Enterprise Portfolio Service Shares(4)

Janus Henderson Global Technology & Innovation Service Shares(1)

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(1)

ClearBridge Variable Small Cap Growth Portfolio Class II(4)

Franklin Multi-Asset Dynamic Mutli-Strategy VIT(5)

Merger Fund VL(1)

Guggenheim VT Multi-Hedge Strategies Fund(1)

Guggenheim VT Long Short Equity Fund(1)

T. Rowe Price Health Sciences Portfolio II(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II(1)

Morgan Stanley VIF Global Infrastructure Portfolio Class II(1)

VanEck VIP Global Resources Fund Class S(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance Series Asset Allocation Fund Class 4(1)

American Funds Insurance Series The Bond Fund of America Class 4(1)

American Funds Insurance Series Global Growth Fund Class 4(1)

American Funds Insurance Series Capital World Growth and Income Fund Class 4(1)

American Funds Insurance Series Growth Fund Class 4(1)

American Funds Insurance Series Growth and Income Fund Class 4(1)

American Funds Insurance Series US Government/Securities Fund Class 4(1)

1.	Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021.
2.	Statement of operations and statement of changes in net assets for the period April 29, 2022 (commencement of operations) through December 31, 2022.
3.	Statement of operations for the period January 1, 2022 through April 27, 2022 (date of liquidation) and statement of changes in net assets for the period January 1, 2022 through April 27, 2022 (date of liquidation) and the year ended December 31, 2021.
4.	Statement of operations for the period January 1, 2022 through April 29, 2022 (date of liquidation) and statement of changes in net assets for the period January 1, 2022 through April 29, 2022 (date of liquidation) and the year ended December 31, 2021.
5.	Statement of operations for the period January 1, 2022 through August 19, 2022 (date of liquidation) and statement of changes in net assets for the period January 1, 2022 through August 19, 2022 (date of liquidation) and the year ended December 31, 2021.
6.	Statement of changes in net assets for the period January 1, 2021 through October 22, 2021 (date of liquidation).
7.	Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the period October 22, 2021 (commencement of operations) through December 31, 2021 and the year ended December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

B-75

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2023

We have served as the auditor of one or more of the investment options of The Guardian Separate Account R since 2004.

B-76

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2022 and 2021

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2022	2021
Admitted assets
Bonds	$2,951	$3,299
Mortgage loans	590	595
Policy loans	76	79
Other invested assets	269	244
Cash, cash equivalents and short—term investments	84	139
Receivable for securities	1	7

Total invested assets	3,971	4,363

Due and accrued investment income	33	35
Net deferred tax asset	64	72
Income tax receivable	58	18
Other assets	12	17
Due from parent and affiliates	—	7
Separate accounts assets	7,215	9,696

Total admitted assets	$11,353	$14,208

Liabilities
Reserves for policy benefits, deposit—type contracts and other contract liabilities	$3,383	$3,961
Intercompany borrowed funds	74	—
Asset valuation reserve	74	71
Due to parent and affiliates	7	—
Payable for securities	—	1
Other liabilities	60	31
Transfers from separate account due or accrued	(11)	(98)
Separate accounts liabilities	7,212	9,693

Total liabilities	10,799	13,659
Capital and surplus
Common stock	2	2
Additional paid—in capital and contributed surplus	862	802
Unassigned deficit	(310)	(255)

Total capital and surplus	554	549
Total liabilities, capital and surplus	$11,353	$14,208

See notes to statutory basis financial statements.

B-2

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2022	2021
Revenues
Premiums and annuity considerations	$(6,984)	$152
Net investment income	162	174
Service fees	231	277
Reserve adjustments on reinsurance ceded	6,479	(21)
Commissions and expense allowances on reinsurance ceded and other income	50	30

Total revenues	(62)	612

Benefits and expenses
Policyholder benefits	420	1,393
Net transfers from separate accounts	(775)	(1,148)
General insurance expenses	72	31
Commissions and other expenses	143	96

Total benefits and expenses	(140)	372

Income from operations before federal income taxes and realized capital losses from investments	78	240
Federal income tax benefit	65	2

Income from operations, net of federal income taxes and before net realized capital losses	143	242
Net realized capital losses, net of tax and transfers to IMR	(218)	(325)

Net loss	$(75)	$(83)

See notes to statutory basis financial statements.

B-3

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For the Years Ended December 31,
	2022	2021
Beginning of year balance	$549	$527
Adjustments to surplus
Net loss	(75)	(83)
Change in net unrealized capital gains, net of tax	10	66
Change in non-admitted assets	21	(1)
Change in net deferred taxes	(28)	22
Change in asset valuation reserve	(3)	(16)
Additional paid-in capital and contributed surplus from parent	60	20
Change in reserve valuation basis	14	14
Prior year adjustment	6	—

Net adjustments to surplus	5	22

End of year balance	$554	$549

See notes to statutory basis financial statements.

B-4

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2022	2021
Cash flows from operating activities
Net premiums and annuity considerations	$(256)	$156
Investment income received	167	178
Service fees and other income received	170	235
Benefits and loss related payments	(1,130)	(1,431)
Net transfers from separate accounts	862	1,176
Commissions, expenses and taxes paid	(201)	(114)
Federal income taxes paid	28	(12)
Other	84	—

Net cash (used) provided by operating activities	(276)	188

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	649	505
Stocks	—	5
Derivatives, brokers and miscellaneous applications	—	10
Mortgage loans	77	40
Other invested assets	11	10

Proceeds from investments sold or matured	737	570

Cost of investments acquired:
Bonds	337	255
Stocks	—	5
Mortgage loans	72	45
Other invested assets	38	45
Derivatives, brokers and miscellaneous applications	194	305

Cost of investments acquired	641	655

Net (decrease)/increase in policy loans, net of repayments	(3)	2

Net cash provided (used) by investing activities	99	(87)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	60	20
Intercompany borrowed funds	74	—
Net deposits on deposit-type contracts and other insurance liabilities	(12)	(7)

Net cash provided by financing and miscellaneous activities	122	13

Net (decrease)/increase in cash, cash equivalents and short-term investments	(55)	114
Cash, cash equivalents and short-term investments, beginning of year	139	25

Cash, cash equivalents and short-term investments, end of year	$84	$139

Non-cash Transactions
MODCO Reinsurance - operating activities	$6,736	$(14)
Exchange or Conversion of bonds	19	27

Total Non-cash Transactions	6,755	13

See notes to statutory basis financial statements.

B-5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, variable life and term life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian, or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

The Guardian ultimately controls the following insurance entities:

•	Berkshire Life Insurance Company

•	Park Avenue Life Insurance Company

•	Family Service Life Insurance Company

•	Sentinel American Life Insurance Company

•	First Commonwealth Ltd. Health Services Corp.

•	First Commonwealth of Missouri

•	First Commonwealth Insurance Company

•	First Commonwealth Limited Health Services Corp. of Michigan

•	Avesis Insurance Incorporated

•	Access Dental Plan of Nevada, Inc

•	Access Dental Plan of Utah, Inc

•	Premier Access Insurance Company

•	Managed DentalGuard, Inc, NJ

•	Managed DentalGuard, Inc, TX

On November 1, 2022, GIAC closed on a variable annuity block reinsurance transaction with Talcott Resolution Life Insurance Company (“Talcott”). Under the terms of the indemnity reinsurance transaction, GIAC ceded a 100% quota share of virtually all liabilities related to its variable annuity contracts, including fixed payout options elected by this block after the transaction closing date. The general account liabilities were reinsured on a Coinsurance basis and the separate account liabilities are reinsured on a modified coinsurance basis.

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

B-6

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2022 and 2021. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) annuity and certain insurance premiums are recognized as premium income; 9) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 10) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between Delaware SAP and GAAP, while not determined are presumed to be material.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates. The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

B-7

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $16 million and $37 million at December 31, 2022 and 2021, respectively), consisting principally of deferred tax assets, disallowed interest maintenance reserve asset, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs) and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is recorded directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2022 and 2021.

Other Assets:

Other assets consist primarily of receivables for service fees, mutual fund receivable and receivables related to reinsurance ceded.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2022 and 2021, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2022 and 2021, respectively.

B-8

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract and Policy Reserves:

The estimated fair value of contract holder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.35% to 3.30%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	1.50% to 4.10%
Group Universal Life	4.00% to 4.60%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%
Fixed Indexed Annuity	2.45% to 4.60%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	1.00% to 6.00%
Deferred Income Annuity, Fixed	1.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed minimum death benefits (GMDB) that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

In November 2022, all except $8.5 million in account value of the Company’s in force individual variable annuity block, with $3.5 million of associated GMDB benefits, were reinsured with Talcott as part of a coinsurance/modified coinsurance agreement.

The Company issued the following guaranteed living benefits until February 2017. As part of the same coinsurance/modified coinsurance agreement with Talcott, all guaranteed living benefits in force were 100% reinsured.

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

B-9

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guaranteed base that increases by the greater of an annual effective growth rate of 5.00% or the contract anniversary account value. The 5.00% growth rate has a cap of 2.5 times the net premium payments received less adjusted partial withdrawals. This base can only be accessed in duration ten or later in the form of a payout annuity.

Valuation Manual, Section 21 (VM-21) of the NAIC Valuation Manual specifies the requirements for principle-based reserves (PBR) for variable annuity contracts. Effective January 1, 2020, VM-21 contains revisions to the previous framework, Actuarial Guideline XLIII. VM-21 provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The minimum reserves for all contracts is equal to the Stochastic Reserve plus an Additional Standard Projection Amount. The Stochastic Reserve is calculated using a principle based approach and company prudent estimate assumptions (except for prescribed asset defaults and spreads). It is calculated as the average of the greatest present value of accumulated deficiencies in the worst 30% of scenarios. The interest and equity scenarios are based on an NAIC prescribed scenario generator. The Stochastic Reserve is determined in aggregate for all contracts. The Additional Standard Projection Amount is meant as a guardrail to capture outliers via prescribed assumptions. This method re-estimates reserves in the stochastic framework using prescribed assumptions.

Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. Key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, interest rates. At December 31, 2022, the Stochastic Reserve of $64 million was the final reserve and there was no Additional Standard Projection Amount required. Of this amount, $61 million was ceded to Talcott as part of the coinsurance agreement entered into in November 2022, the remaining balance is ceded to other third party reinsurers.

The Company elected the 36-month phase in period for the change in reserves that occurred on January 1, 2020, from adoption of VM-21. In 2022 and 2021, the Company recognized a decrease in reserve of $14 million which was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in Capital and Surplus.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2022 and 2021, the Company had $362 million and $418 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $22 million and $25 million as of December 31, 2022 and 2021, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

B-10

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.

2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches - a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

For the term life and Variable Universal Life (“VUL”) with secondary guarantees policies issued from January 1, 2020, the Company holds a reserve for the basic coverage in accordance with VM-20 of the NAIC valuation manual. VM-20 requires the reserve to be the greater of Net Premium Reserve (NPR), Deterministic Reserve (DR) and the Stochastic Reserve (SR). NPR is a formulaic reserve based on assumptions set by NAIC. The DR is calculated using a principle based approach and company prudent estimate assumptions. Since the Company passes the Stochastic Exclusion Test (SET), the SR is not computed. As of December 31,2022 and 2021, the VM-20 reserves are $15 million and $32 million respectively.

Deposit-type contracts also include payout annuity without life contingencies with reserves gross of reinsurance of $159 million and $160 million as of December 31, 2022 and 2021, respectively. These payout annuities include term certain annuitizations of deferred annuities, stand-alone single premium immediate and deferred income annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

B-11

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $22 million ($2 million net after reinsurance) and $43 million and fees receivables of $53 million ($9 million net after reinsurance) and $55 million as of December 31, 2022 and 2021, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

B-12

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Out of period adjustment:

During 2022, the Company identified a waiver of premium overstatement relating to prior years.    A correction was recorded to decrease “Reserves for policy benefits, deposit-type contracts and other contract liabilities” and increase “Other liabilities” by $8 million and $2 million, respectively, and increase “Prior year adjustment” in Surplus by $6 million.

Reclassification:

Certain prior year amounts have been revised to correct a misclassification in revenue adjustments to conform to the current year presentation. The 2021 change in modified coinsurance reserves on Separate Accounts of $68 million (negative revenue) is included in “Reserve adjustment on reinsurance ceded” in the current year presentation in the Statutory Basis Statements of Operations and in Note 7 – Reinsurance Ceded. In the prior year financial statements, this balance was included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations and in Note 7 – Reinsurance Ceded.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2022 and 2021.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were ten securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2022. There were twenty-three securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $4 million in investment income from prepayment penalties and acceleration fees as of December 31, 2021.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were eighteen securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income of $2 million from prepayment penalties and acceleration fees as of

B-13

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2022. There were nine securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income of $4 million from prepayment penalties and acceleration fees as of December 31, 2021.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

The amortized cost basis and estimated fair value of bonds at December 31, 2022 and 2021 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2022		Gains	(Losses)
		(In millions)
U.S. Government	$131	$—	$(7)	$124
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	—	—	4
Industrial and Miscellaneous	2,813	5	(366)	2,452
Hybrid	2	—	—	2

Total Bonds	$2,951	$5	$(373)	$2,583

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2021		Gains	(Losses)
		(In millions)
U.S. Government	$109	$—	$—	$109
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	1	—	5
Industrial and Miscellaneous	3,180	388	(7)	3,561
Hybrid	5	1	—	6

Total Bonds	$3,299	$390	$(7)	$3,682

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2022, approximately 4.45% of the portfolio was invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1% of the portfolio at December 31, 2022.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2022
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$75	$75
Due after one year through five years	483	457
Due after five years through ten years	396	355
Due after ten years	1,801	1,522
Sinking fund bonds, mortgage-backed securities and asset-backed securities	196	174

Total	$2,951	$2,583

B-14

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The net change in unrealized capital gains (losses) included in surplus for the years ended December 31, 2022 and 2021 are summarized as follows:

	2022	2021
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$15	$30
Private equity	(2)	54
Tax effect on unrealized capital losses gains	(3)	(18)

Total change in net unrealized capital gains, net of tax	$10	$66

Proceeds from sales of bonds amounted to $428 million and $283 million for the years ended December 31, 2022 and 2021, respectively. Gross gains of $0 million and $6 million and gross losses of $30 million and $1 million were realized on sales of bonds for the years ended December 31, 2022 and 2021, respectively. These amounts are pre-tax and pre-IMR. Bond maturities and all other cash dispositions including sales amounted to $649 million and $505 million for the years ended December 31, 2022 and 2021, respectively.

There were no bond modifications treated as troubled debt restructuring during 2022 and 2021.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2022	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$28	$—	$96	$(7)	$124	$(7)
U.S. Special Revenue	3	—	—	—	3	—
Industrial and Miscellaneous	2,231	(338)	88	(28)	2,319	(366)
Hybrid	2	—	—	—	2	—

Total Bonds	2,264	(338)	184	(35)	2,448	(373)

Total Temporarily Impaired Securities	$2,264	$(338)	$184	$(35)	$2,448	$(373)

December 31, 2021	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$107	$—	$—	$—	$107	$—
Industrial and Miscellaneous	196	(4)	37	(3)	233	(7)

Total Bonds	303	(4)	37	(3)	340	(7)

Total Temporarily Impaired Securities	$303	$(4)	$37	$(3)	$340	$(7)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were eighty-two securities in an unrealized loss position for greater than 12 months with a book value of $219 million and a fair value of $184 million as of December 31, 2022.

B-15

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

There were thirty securities in an unrealized loss position for greater than 12 months with a book value of $40 million and a fair value of $37 million as of December 31, 2021.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2022 and December 31, 2021, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans at December 31, 2022 or 2021.

The Company’s $590 million and $595 million investments in mortgage loans on real estate on December 31, 2022 and December 31, 2021, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts, $590 million and $593 million were mortgage loans in which the Company was a participant at December 31, 2022 and December 31, 2021, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2022 or December 31, 2021.

The largest concentrations of commercial real estate mortgage loans were for properties located in California and Florida ($129 million or 21.9% and $91 million or 15.4%) at December 31, 2022. The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($141 million or 23.6% and $93 million or 15.7%) at December 31, 2021. The Company estimated the fair value of mortgage loans on real estate to be $543 million and $618 million at December 31, 2022 and December 31, 2021, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, debt service coverage ratio, location and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.47% and 5.75% originated during 2022. The maximum percentage of any single mortgage loan to the value of the security originated in 2022 was 72.3%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than 30 days past on December 31, 2022 and 2021, respectively.

There were no restructured mortgage loans as of December 31, 2022 or December 31, 2021.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2022 and 2021.

B-16

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The following table set forth the credit quality indicators as of December 31, 2022 and December 31, 2021, based upon the recorded investment gross of allowance for credit losses.

Mortgag1e Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2022
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$130	$22	$10	$—	$3	$—	$165
50% - 59.99%	141	3	59	15	—	—	218
60% - 69.99%	88	25	18	56	10	—	197
70% - 79.99%	—	5	5	—	—	—	10
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$359	$55	$92	$71	$13	$—	$590

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2021
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X		Less than 1.0X		Grand Total
Loan-to-Value Ratio
0%-49.99%	$116	$15	$9	$7	$		$		$147
50%-59.99%	186	5	37	8		—		—	236
60%-69.99%	127	24	14	33		14		—	212
70%-79.99%	—	—	—	—		—		—	—
80%-89.99%	—	—	—	—		—		—	—
90%-100%	—	—	—	—		—		—	—
Greater than 100%	—	—	—	—		—		—	—

Total	$429	$44	$60	$48		$14		$—	$595

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2022	2021
	(In millions)
Bonds	$125	$129
Mortgage loans	24	26
Policy loans	5	5
Other (mainly private equities)	17	22

Total gross investment income	171	182
Less: investment expenses	(9)	(8)

Net investment income	$162	$174

B-17

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2022	2021
	(In millions)
Bonds	$(32)	$3
Derivatives and other	(214)	(322)

Total net realized capital losses	(246)	(319)
Transfer from (to) IMR	25	(4)
Capital gain federal income tax expense	3	(2)

Net realized capital losses, net of tax and transfers to IMR	$(218)	$(325)

The net realized capital loss amount above includes other-than-temporary impairment loss of $1 million and $2 million for the years ended December 31, 2022 and December 31, 2021, respectively. The impairment for 2022 and 2021 relates to one private placement security in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2022 and 2021 were $0 million and $74 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-18

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

Hedging – Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefined price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

Equity index options are used as a risk management strategy to minimize the volatility associated with the benefit liabilities of the Fixed Index Annuity (“FIA”) product. Equity index options give the Company the right but not the obligation to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefined price as of a future date related to the notional amount of the contracts. Current indices include the S&P 500 and two volatility-controlled indices maintained by PIMCO and AB (Alliance Bernstein).

Interest rate swaptions are used to mitigate interest rate risk. Interest rate swaptions give the Company the right but not the obligation to enter into an interest rate swap on a specified date in the future with terms provided in the swaption agreement.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2022
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
				(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	—	—	—	(11)	(263)	—
Equity index futures	—	—	—	26	74	—
Equity index options	6	—	—	—	—	—
Interest rate swaptions	—	—	—	—	(25)	—

Total Derivatives	$6	$—	$—	$15	$(214)	$—

B-19

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2021
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	588	—	—	23	(49)	—
Equity index futures	920	—	—	7	(273)	—

Total Derivatives	$1,508	$—	$—	$30	$(322)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $4 million and $107 million at December 31, 2022 and 2021, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million in 2022 and 2021, and pledged as collateral for futures trading of $0 million and $103 million in 2022 and 2021, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.04% and 0.75% of the Company’s total admitted assets at December 31, 2022 and 2021, respectively. There were no non-admitted restricted assets in 2022 and 2021.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2022 and 2021.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable

B-20

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

The following tables summarize the Company’s financial instruments carrying amount and estimated fair value/NAV hierarchy levels for the period ending December 31, 2022 and December 31, 2021:

	December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	$124	2,340	$119	$2,583	$—	$2,951
Mortgage Loans	—	—	543	543	—	590
Policy Loans	—	—	76	76	—	76
Surplus Notes investments	—	36	—	36	—	46
Cash, cash equivalents and short-term investments	(3)	87	—	84	—	84
Due and accrued investment income	—	33	—	33	—	33
Receivables for securities	—	1	—	1	—	1
Separate Account Assets	7,215		—	7,215	—	7,215

Total Assets	$7,336	$2,497	$738	$10,571	$—	$10,996

Liabilities
Deposit type contracts	$—	$—	$157	$157	$—	$115

Total Liabilities	$—	$—	$157	$157	$—	$115

B-21

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

	December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	$109	$3,444	$129	$3,682	$—	$3,299
Mortgage Loans	—	—	618	618	—	595
Policy Loans	—	—	79	79	—	79
Surplus Notes investments	—	43	—	43	—	49
Cash, cash equivalents and short-term investments	(20)	159	—	139	—	139
Due and accrued investment income	—	35	—	35	—	35
Receivables for securities	—	7	—	7	—	7
Separate Account Assets	9,696	—	—	9,696	—	9,696

Total Assets	$9,785	$3,688	$826	$14,299	$—	$13,899

Liabilities
Deposit type contracts	$—	$—	$170	$170	$—	$160

Total Liabilities	$—	$—	$170	$170	$—	$160

Bonds:

Estimated fair values for bonds, other than private placement securities are valued based on quoted prices from active markets when available (Level 1).

When the Company cannot obtain a quoted market price directly it relies on values provided by a third-party pricing vendor. This is the pricing source for the majority of the Company’s marketable securities. Prices received from a third-party vendor are generally considered to be Level 2.

Pricing vendors utilize pricing models developed for individual asset classes which incorporate available market data. These market inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data which include market research publications. The pricing vendor may obtain broker quotes for securities when sufficient information is not available to fully evaluate a security. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants.

Portfolio managers review the values assigned by the pricing vendor for reasonableness. In doing so, they compare the prices received from the pricing vendor to prices of similar securities, price ranges in that asset class or industry or prices from internally generated position reports. If there is a discrepancy with the price received from the vendor, the portfolio manager may communicate this difference to the pricing vendor and present the vendor with additional market data regarding that security in order to ensure the pricing vendor has sufficient information needed to accurately price the security. The pricing vendor will then independently validate and evaluate that data and determine if a price change is warranted.

B-22

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

In the rare instance when a portfolio manager finds a difference in his or her assessment of fair value and the vendor price, after performing the preceding procedures, the portfolio manager may request replacement of the vendor price by a supportable value that is believed to be more representative of the security price. Any replacement of the vendor price is subject to an internal approval process.

The fair values of private placement bonds are determined by using an internal pricing model or for a small amount of securities, assigned individual broker prices. There were five private placement bonds that were individually priced. These assigned individual prices are usually obtained from an external broker (“hand priced”) and are considered to be Level 3.

The significant inputs used for the internal pricing model consist of (i) a broker supplied price matrix, (ii) treasury rates and (iii) credit ratings from certain nationally recognized securities rating organizations (“NRSRO”) (“external ratings”) or a credit rating assigned internally by the Company’s Private Placement Investment Management Group (“internal ratings”).

Private placement bonds with an applicable external credit rating of BB or above, for which the corresponding matrix price is used, are classified as Level 2. A private placement bond with an applicable external credit rating of below BB is classified as Level 3 due to the limited amount of market data available for these securities.

Bonds are carried at amortized cost unless they are rated 6 by the NAIC SVO in which case they are reported at the lower of amortized cost or fair value. There were no bonds rated 6 by the NAIC SVO and carried at fair value for December 2022 and 2021.

Mortgage Loans:

The estimated fair value of the mortgage loan portfolio is derived primarily using a loan value matrix using significant unobservable inputs. The inputs used in the matrix include (1) the weighted average cash flow and average term to maturity for each individual loan; (2) a base spread over the U.S. Treasury rate and (3) an internally computed credit rating that is used to derive the appropriate credit spread. Mortgage loans were carried at amortized cost on December 31, 2022 and December 31, 2021 and are classified as Level 3.

Policy Loans:

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value and are classified as Level 3.

Surplus Note Investments:

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash, cash equivalents and short-term investments:

See Note 2 for information regarding cash, cash equivalents and short-term investments include cash deposit balances, short-term commercial paper, and other highly liquid debt instruments. Cash amounts are classified as Level 1. All remaining cash equivalents and short-term investments are classified as Level 2.

Due and accrued investment income:

Due and accrued investment income is either investment income earned and legally due to be paid to the Company as of the reporting date or investment income earned as of the reporting date but not legally due to be paid to the Company until after the reporting date. The Company expects to receive these amounts shortly after they become due

B-23

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

and is required to non-admit any balance that is over 90 days past due or charge it against income in the period that it is deemed uncollectible. Therefore, the Company considers these amounts short-term in nature and that the carrying value approximates fair value. This amount is classified as Level 2.

Receivables for securities

These receivables are amounts due from financial institutions for securities that were sold by the Company but the proceeds from the sale have not yet been received by the Company. Due to the short-term of the period in which the Company expects to receive these amounts it considers the carrying value of these balances to approximate fair value and are classified as Level 2.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2022 and 2021, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2022 and 2021:

December 31, 2022	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$7,215	$—	$—	$7,215	$—	$7,215

Total Assets at Fair Value	$7,215	$—	$—	$7,215	$—	$7,215

December 31, 2021	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,696	$—	$—	$9,696	$—	$9,696

Total Assets at Fair Value	$9,696	$—	$—	$9,696	$—	$9,696

Deposit Type Contracts

For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued and are classified as Level 3.

B-24

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian and outside parties (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2022 and 2022 were as follows:

	2022
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$11	$10
Ordinary renewal	17	(17)
Group life renewal	—	—

	2021
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$10	$10
Ordinary renewal	8	(11)

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax

B-25

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

The Inflation Reduction Act was enacted into law on August 16, 2022. This provision imposes a 15% Corporate

Alternative Minimum Tax (“CAMT”) on adjusted financial statement income (“AFSI”) for applicable corporation with average annual AFSI over a three-year period in excess of $1 billion effective for taxable years beginning after December 31, 2022. As of December 31, 2022, management has determined that Guardian Life Insurance Company and Subsidiaries does not expect to be subject to CAMT in 2023.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2022
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$106	$2	$108
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	106	2	108
Deferred Tax Assets Nonadmitted	7	—	7

Subtotal Net Admitted Deferred Tax Asset	99	2	101
Deferred Tax Liabilities (DTLs)	18	19	37

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$81	$(17)	$64

Description		December 31, 2021
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$140	$2	$142
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	140	2	142
Deferred Tax Assets Nonadmitted	30	—	30

Subtotal Net Admitted Deferred Tax Asset	110	2	112
Deferred Tax Liabilities	23	17	40

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$87	$(15)	$72

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(34)	$—	$(34)
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	(34)	—	(34)
Deferred Tax Assets Nonadmitted	(23)	—	(23)

Subtotal Net Admitted Deferred Tax Asset	(11)	—	(11)
Deferred Tax Liabilities	(5)	2	(3)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(6)	$(2)	$(8)

B-26

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 - Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level Risk-Based Capital “RBC” computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2022 and 2021.

Description	December 31, 2022
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below) The lesser of:	63	1	64
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	63	1	64
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	74
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	36	1	37

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$99	$2	$101

	December 31, 2021
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	71	—	71
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	78	—	78
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	71
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	39	1	40

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$110	$2	$112

B-27

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Description		Change
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$(1)	$(1)
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(8)	1	(7)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(15)	1	(14)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	3
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(3)	—	(3)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(11)	$—	$(11)

	2022	2021
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	1017%	630%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$564	$547

Impact of Tax Planning Strategies

	December 31, 2022
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$106	$2
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	99	2
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	51%	0%

Description	December 31, 2021
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$140	$2
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	110	2
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	1%	0%

B-28

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Description	Change
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$(34)	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	(11)	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	50%	0%
Does the Company’s tax-planning strategies include the use of reinsurance?	Yes	No X
All DTL were recognized as of December 31, 2022 and 2021.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2022	2021
	(In millions)
Federal income tax expense (benefit) on operations	$(60)	$—
Prior year overaccrual	(3)	(1)
Foreign tax	(2)	(1)

Current federal operations income tax expense (benefit)	(65)	(2)
Federal income tax expense (benefit) on capital gains (losses)	(5)	2
Prior year underaccrual	2	1

Current federal capital gain income tax expense (benefit)	(3)	3

Total current federal income tax expense (benefit)	$(68)	$1

B-29

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 were as follows:

	2022	2021	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$54	$73	$(19)
GMWB Hedge	48	61	(13)
Policy acquisition costs	4	6	(2)
Other, (including items <5% of total ordinary tax assets)	—	—	—

Gross ordinary DTAs—(admitted and nonadmitted)	$106	$140	$(34)

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	7	30	(23)

Admitted ordinary DTAs	$99	$110	$(11)
Capital:
Investments	$2	$2	$—

Gross capital DTAs—(admitted and nonadmitted)	$2	$2	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	2	2	—

Total admitted DTAs	$101	$112	$(11)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$–
Reserves Transition Adjustment (8 Year)	11	16	(5)
Section 481(a) adjustment	3	5	(2)
Other, (including items <5% of total ordinary tax assets)	3	1	2

Total Ordinary DTLs	$18	$23	$(5)

Capital:
Unrealized capital gains	15	15	—
Other	4	2	2

Capital DTL	19	17	2

Total DTL	$37	$40	$(3)

Net admitted DTAs	$64	$72	$(8)

The change in net deferred Federal income taxes is comprised of the following:

	2022	2021	Change
	(In millions)
Adjusted gross deferred tax assets	$108	$142	$(34)
Total deferred tax liabilities	37	40	(3)

Net deferred tax assets	$71	$102	(31)

Tax effect of unrealized capital gains			3

Change in net deferred federal income tax			$(28)

B-30

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

As of December 31, 2022, the Company had no unrecognized tax benefits and related interest expense.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2022 and 2021, the Company recognized approximately $0 million and $0.01 million in interest and penalties, respectively. The Company has approximately $0 million and $0.05 million accrued for payment of interest and penalties as of December 31, 2022 and 2021, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Guardian files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed its examinations for tax year 2012 and 2014 in 2021. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2015 through 2021 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2022	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$17
Net realized capital losses @ 21%	(47)

Provision calculated at statutory rate	$(30)	21%
Dividends received deduction	(6)	4%
Interest Maintenance Reserve	(6)	4%
Reserve Surplus Adjustment	4	-3%
Other	(2)	2%

Total	$(40)	28%

Total current federal income tax benefit	$(68)	48%
Change in net deferred federal income taxes expense	28	-20%

Total statutory income tax benefit	$(40)	28%

B-31

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2022, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2022	$—	$—	$—
2021	—	4	4
2020	—	—	—

Total	$—	$4	$4

As of December 31, 2022, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company entered into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable and fixed annuity contracts, group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $7,117 million and $523 million at December 31, 2022 and 2021, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company has an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On November 1, 2022, the Company entered a reinsurance transaction with Talcott whereby the Company ceded a 100% quota share of virtually all liabilities related to the variable annuity business, including fixed payout options elected by this block, after the transaction closing date. General account liabilities of $564 million were reinsured using coinsurance and $6.7 billion of separate account liabilities were transferred using modified coinsurance. The Company also transferred invested assets with a fair market value of $408 million and cash of $121.5 million to Talcott to fund the coinsurance premium. The reinsurance transaction does not extinguish the Company’s primary contractual liability. Upon closing, the Company recognized a loss of $65 million, which was included in “Cash flows from operating activities” in the Statutory Basis Statements of Cash Flows and “Income before operations before federal income taxes and realized capital losses from investments” which included transferred IMR of $24.5 million.

B-32

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 7—REINSURANCE CEDED (CONTINUED)

The following are the effect of the Talcott initial settlement upon closing, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations:

2022
(In millions )
Premium ceded	$(529)
Initial Modco Premium	(6,722)

Premiums and annuity considerations	(7,251)
Reserve adjustments on reinsurance ceded	6,655

Total Revenues	(596)

Policyholder and contract benefits	(564)
Commissions and other expenses	33

Total benefits and expenses	(531)

Net loss on operations from reinsurance ceded	(65)

The effect of these reinsurance cession agreements, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2022			2021
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(23)	$(7,921)	$(7,944)	$(26)	$(282)	$(308)
Reserve adjustments on reinsurance ceded	(22)	6,501	6,479	(21)	—	(21)
Commissions and expense allowances on reinsurance ceded and other income	4	29	33	5	12	17

Total Revenues	(41)	(1,391)	(1,432)	(42)	(270)	(312)

Policyholder and contract benefits	(47)	(185)	(232)	(36)	(11)	(47)
Increase in aggregate reserves	(9)	(1,192)	(1,201)	(5)	(284)	(289)
Commissions and other expenses	—	35	35	—	2	2

Total expenses	(56)	(1,342)	(1,398)	(41)	(293)	(334)

Net gain (loss) on operations from reinsurance ceded	$15	$(49)	$(34)	$(1)	$23	$22

B-33

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $92 million and $42 million in 2022 and 2021, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $7 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2022 and $7 million is included in “Due from parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2021.

Assets Under Management:

PAIA, a wholly-owned subsidiary of Guardian Investor Services (“GIS”), serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2022, and 2021, approximately $5,382 million and $5,531 million or 74.59% or 57.04%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2022 and 2021, the Company received a total of $60 million and $20 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

Revenue Sharing Agreement:

The Company has a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the years ended December 31, 2022 and 2021, such revenue amounted to $11.6 million and $12.4 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Investment Management Services Agreement

Effective October 1, 2022, the Company entered into an agreement with PAIA, whereby PAIA provides investment management services for the Company’s general account assets. The amount charged for these services amounted to $3 million in 2022, which are in “Net investment income” in the Statutory Basis Statements of Operations of which $0 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2022.

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $750 million. On January 3, 2022, there was an amended and restated note to the terms of the credit agreement which state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan; (b) the Term SOFR Rate plus 1.11448% if a Term SOFR Rate Loan with an interest period of one month; (c) the Term SOFR Rate plus 1.26161% if a Term SOFR Rate Loan with an interest period of three months; or (d) the Term SOFR Rate plus 1.42826% if a Term SOFR Rate Loan with an interest period of six months. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2022 and 2021, the amount of drawings on the line of credit amounted to $74 million and $0 million, respectively, are included in “Intercompany borrowed

B-34

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $1.6 million and $0.5 million in 2022 and 2021, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2022 and 2021, the Company paid commissions to PAS which amounted to $14 million and $17 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2022, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2022 and 2021, the Company’s separate accounts statement included legally insulated assets of $7,215 million and $9,696 million, respectively, of which $3 million and $3 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2022 and 2021. Fees and expenses due or accrued to the Company’s general account were $75 million and $98 million as of December 31, 2022 and 2021, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $211 million and $250 million for the years ended December 31, 2022 and 2021, respectively.

The general account of the Company paid $0 million and $1 million towards separate accounts guarantees for the years ended December 31, 2022 and 2021, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

B-35

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company for the years ended December 31, 2022 and 2021 were as follows:

December 31, 2022	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$39	$39

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$7,081	$7,081
Market value/not subject to discretionary withdrawals	—	56	56

Total reserves for separate accounts	—	7,137	7,137

Charges for investment management administration and contract guarantees	—	53	53
Accrued expense allowances	—	22	22

Separate accounts liabilities	$—	$7,212	$7,212

December 31, 2021	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$51	$51

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,528	$9,528
Market value/not subject to discretionary withdrawals	—	67	67

Total reserves for separate accounts	—	9,595	9,595

Charges for investment management administration and contract guarantees	—	55	55
Accrued expense allowances	—	43	43

Separate accounts liabilities	$—	$9,693	$9,693

B-36

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2022	2021
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	39	51
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,025)	(1,448)

Net transfers from separate accounts	(986)	(1,397)

Reconciling Adjustments:
Mortality and expense guarantees—variable	103	133
Administrative fees—variable annuity	95	103
Cost of insurance	13	13

Total adjustments	211	249

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(775)	$(1,148)

B-37

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2022 and 2021 were as follows:

	As of December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$736	$—	$—	$736	7%
b. At book value less current surrender charge of 5% or more	4	—	—	4	0%
c. At fair value	—	6,561	—	6,561	59%

d. Total with market value adjustment or at fair value (Total of a through c)	740	6,561	—	7,301	66%
e. At book value without adjustment (with minimal or no charge or adjustment)	578	—	—	578	5%
(2) Not subject to discretionary withdrawal	3,158	56	—	3,214	29%

(3) Total (gross: direct + assumed)	4,476	6,617	—	11,093	100%
(4) Reinsurance ceded	1,475	—	—	1,475

(5) Total (net) (3)- (4)	$3,001	$6,617	$—	$9,618	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$—	$—	$—	$—
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—		0%
c. At fair value	—	9	—	9	25%

d. Total with market value adjustment or at fair value (Total of a through c)	—	9	—	9	25%

e. At book value without adjustment (with minimal or no charge or adjustment)	27	—	—	27	75%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	27	9	—	36	100%
(4) Reinsurance ceded	—	—	—	—

(5) Total (net) (3)- (4)	$27	$9	$—	$36	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	58	—	—	58	36%
(2) Not subject to discretionary withdrawal	101	—	—	101	64%

(3) Total (gross: direct + assumed)	159	—	—	159	100%
(4) Reinsurance ceded	44	—	—	44

(5) Total (net) (3)- (4)	$115	$—	$—	$115	100%
Total annuity actuarial reserves and deposit liabilities:	$3,143	$6,626	$—	$9,769

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,143	$—	$—	$3,143
Separate Accounts Annual Statement	—	6,626	—	6,626

Total annuity actuarial reserves and deposit liabilities:	$3,143	$6,626	$—	$9,769

B-38

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$351	$—	$—	$351	3%
b. At book value less current surrender charge of 5% or more	4	—	—	4	0%
c. At fair value	—	8,887	—	8,887	70%

d. Total with market value adjustment or at fair value (Total of a through c)	355	8,887	—	9,242	73%
e. At book value without adjustment (with minimal or no charge or adjustment)	622	—	—	622	5%
(2) Not subject to discretionary withdrawal	2,763	67	—	2,830	22%

(3) Total (gross: direct + assumed)	3,740	8,954	—	12,694	100%
(4) Reinsurance ceded	350	—	—	350

(5) Total (net) (3)- (4)	$3,390	$8,954	$—	$12,344	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$—	$—	$—	$—
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	11	—	11	26%

d. Total with market value adjustment or at fair value (Total of a through c)	—	11	—	11	26%
e. At book value without adjustment (with minimal or no charge or adjustment)	32	—	—	32	74%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	32	11	—	43	100%
(4) Reinsurance ceded	—	—	—	—

(5) Total (net) (3)- (4)	$32	$11	$—	$43	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	65	—	—	65	41%
(2) Not subject to discretionary withdrawal	95	—	—	95	59%

(3) Total (gross: direct + assumed)	160	—	—	160	100%
(4) Reinsurance ceded	32	—	—	32

(5) Total (net) (3)- (4)	$128	$—	$—	$128	100%

Total annuity actuarial reserves and deposit liabilities:	$3,550	$8,965	$—	$12,515

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,550	$—	$—	$3,550
Separate Accounts Annual Statement	—	8,965	—	8,965

Total annuity actuarial reserves and deposit liabilities:	$3,550	$8,965	$—	$12,515

B-39

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31, 2022 and 2021 were as follows:

	As of December 31, 2022			As of December 31, 2021
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In millions)				(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	12	12	12	12	12
(3) Universal Life with Secondary Guarantees	35	29	298	38	31	288
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	12	12	12	14	14	15
(9) Variable Universal Life	79	78	86	79	78	86
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	13	—	—	29
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	2	—	—	10
(4) Disability—Disabled Lives	—	—	1	—	—	1
(5) Miscellaneous Reserves	—	—	128	—	—	32

C. Total (gross: direct + assumed)	138	131	552	143	135	473
D. Reinsurance ceded	—	—	311	—	—	234

E. Total (net) (C)—(D)	$138	$131	$241	$143	$135	$239

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2022			As of December 31, 2021
	Separate Account - Nonguaranteed			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	—	—	—	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	142	142	142	173	173	173
(9) Variable Universal Life	371	369	369	459	456	456
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	—	—	—	—
(4) Disability—Disabled Lives	—	—	—	—	—	—
(5) Miscellaneous Reserves	—	—	—	—	—	—

C. Total (gross: direct + assumed)	513	511	511	632	629	629
D. Reinsurance ceded	—	—	—	—	—	—

E. Total (net) (C)—(D)	$513	$511	$511	$632	$629	$629

There were no Separate Account guaranteed for life actuarial reserves as of December 31, 2022 and 2021.

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $97 million and $113 million in 2022 and 2021, respectively.

NOTE 12—LITIGATION

The Company is engaged in various disputes, litigations, inquiries from governmental authorities and other proceedings arising out of the Company’s business. These matters could result in losses, monetary damages, fines, penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2022, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 12—LITIGATION (CONTINUED)

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2022, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2022, the maximum amount of dividends the Company could pay The Guardian in 2023 without prior approval from the state insurance regulatory authorities was $78 million.

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 21, 2023, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2022.

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2022

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2022	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$1,319,407
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	123,547,271
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	24,283,019
Real estate	—
Contract loans	5,026,472
Cash, cash equivalents and short-term investments	2,609,260
Derivative instruments	—
Other invested assets	15,205,087
Aggregate write-ins for investment income	(261,248)

Total gross investment income	$171,729,268

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	590,252,741

Total mortgage loans	$590,252,741

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets- Statement Value	198,449,894	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2022

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2022	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$179,695,849
Over 1 year through 5 years	527,125,309
Over 5 years through 10 years	442,620,717
Over 10 years through 20 years	403,141,251
Over 20 years	1,486,134,371

Total by Maturity	$3,038,717,497

Bonds by Class—Statement Value
Class 1	$1,626,898,171
Class 2	1,348,668,286
Class 3	44,668,519
Class 4	15,934,196
Class 5	2,548,325
Class 6	—

Total by Class	$3,038,717,497

Total Bonds Publicly Traded	1,209,191,813
Total Bonds Privately Placed	417,706,358
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments - Book Value	300,000	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(3,497,672)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	58,058,168
Credit Life	—
Group Life	13,057
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	15,042	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	48,142,928
Credit Life	—
Group Life	123,938

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2022

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2022	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	196,487,239
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	7,832,832,020

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A& H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	36,400,431
Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	159,150,090
Dividend Accumulations—Account Balance	—

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.

$4,131,147,977.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Abbvie Inc	Bonds	$28,824,185	0.7%
b.	Mars Inc	Bonds	$28,233,027	0.7%
c.	CVS Caremark Corp	Bonds	$27,376,423	0.7%
d.	Shell International Fin	Bonds	$27,218,115	0.7%
e.	Bristol-Myers Squibb Co	Bonds	$26,871,841	0.7%
f.	Kroger Co.	Bonds	$26,668,444	0.6%
g.	Amgen Inc	Bonds	$26,588,591	0.6%
h.	AIG	Bonds	$25,204,753	0.6%
i.	Procter & Gamble Co	Bonds	$24,991,530	0.6%
j.	Lowe’s Companies	Bonds	$24,648,534	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,626,898,171	39.4%	P/RP-1	$—	0.0%
NAIC-2	$1,348,668,286	32.6%	P/RP-2	$—	0.0%
NAIC-3	$44,668,519	1.1%	P/RP-3	$—	0.0%
NAIC-4	$15,934,196	0.4%	P/RP-4	$—	0.0%
NAIC-5	$2,548,325	0.1%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$301,102,027	7.3%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$281,403,782	6.8%
Countries rated NAIC-2	$19,698,245	0.5%
Countries rated NAIC-3 or below	$—	0.0%

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$100,327,772	2.4%
Country: Netherlands	$49,825,981	1.2%
Countries rated NAIC-2:
Country: Mexico	$17,598,246	0.4%
Country: Turks & CAICOS	$2,099,999	0.1%
Countries rated NAIC-3 or below
Country:	$—	0.0%
Country: Turkey	$—	0.0%

7.	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Shell International Fin	1FE	$27,218,115	0.7%
2.	Vodafone Grp	2FE	$15,831,758	0.4%
3.	Astrazeneca	1FE	$10,017,405	0.2%
4.	BP Capital Markets PLC	1FE	$8,109,347	0.2%
5.	Xlit LTD	1FE	$7,052,718	0.2%
6.	Lloyds TSB GR-AD	1FE	$5,962,585	0.1%
7.	Coca-Cola FEMSA SAB CV	1FE	$5,691,844	0.1%
8.	Johnson Controls	2FE	$5,619,251	0.1%
9.	Siemens Financierings Mat	1FE	$5,578,636	0.1%
10.	Standard Chartered PLC	2FE	$5,205,729	0.1%

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes  {X}    No  {  }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated, privately placed equities	$223,805,560	5.4%
Largest three investments held in nonaffiliated, privately placed equities:
Battery Ventures	$14,824,734	0.4%
Genstar Capital	$11,736,377	0.3%
FirstMark Capital	$10,584,068	0.3%

Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Fund Manager	Total Invested	Diversified
Battery Ventures	$14,824,734	$14,824,734
Genstar Capital	$11,736,377	$11,736,377
FirstMark Capital	$10,584,068	$10,584,068
Felicis Ventures	$10,019,245	$10,019,245
Foundry Group	$9,975,695	$9,975,695
Leonard Green & Partners	$8,530,815	$8,530,815
57 Stars	$8,404,029	$8,404,029
Harvest Partners	$7,867,680	$7,867,680
Charles River Ventures	$7,466,491	$7,466,491
Trivest Partners	$6,507,891	$6,507,891

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$28,175,000	0.7%
b.	Commercial	$26,200,002	0.6%
c.	Commercial	$20,000,000	0.5%
d.	Commercial	$18,550,000	0.4%
e.	Commercial	$18,441,379	0.4%
f.	Commercial	$15,000,001	0.4%
g.	Commercial	$14,886,102	0.4%
h.	Commercial	$14,541,878	0.4%
i.	Commercial	$14,000,000	0.3%
j.	Commercial	$13,000,000	0.3%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$9,999,999	0.2%	$—	0.0%
below 70%	$—	0.0%	$580,252,746	14.0%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$65,497,148	$63,940,509	$93,887,795
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2022

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-Term Bonds:
U.S. governments	$131,477,837	3.31%	$131,477,837	3.31%
All other governments	—	0.00%	—	0.00%
U.S. states, territories and possessions, etc. guaranteed	597,701	0.02%	597,701	0.02%
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	0.00%	—	0.00%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	4,048,867	0.10%	4,048,867	0.10%
Industrial and miscellaneous	2,787,720,639	70.20%	2,787,720,639	70.20%
Hybrid securities	2,025,908	0.05%	2,025,908	0.05%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%
SVO identified funds	—	0.00%	—	0.00%
Unaffiliated Bank loans	25,590,582	0.64%	25,590,582	0.64%

Total long-term bonds	2,951,461,534	74.32%	2,951,461,534	74.32%
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%

Total preferred stocks	—	0.00%	—	0.00%
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	0.00%	—	0.00%
Industrial and miscellaneous Other (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Other	—	0.00%	—	0.00%
Mutual funds	—	0.00%	—	0.00%
Unit investment trusts	—	0.00%	—	0.00%
Closed-end funds	—	0.00%	—	0.00%

Total common stocks	—	0.00%	—	0.00%
Mortgage loans:
Farm mortgages	—	0.00%	—	0.00%
Residential mortgages	—	0.00%	—	0.00%
Commercial mortgages	590,252,745	14.86%	590,252,745	14.86%
Mezzanine real estate loans	—	0.00%	—	0.00%

Total mortgage loans	590,252,745	14.86%	590,252,745	14.86%

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2022

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Real estate:
Properties occupied by company	—	0.00%	—	0.00%
Properties held for production of income	—	0.00%	—	0.00%
Properties held for sale	—	0.00%	—	0.00%

Total real estate	—	0.00%	—	0.00%
Cash, cash equivalents and short-term investments:
Cash	(3,497,672)	-0.09%	(3,497,672)	-0.09%
Cash equivalents	86,955,963	2.19%	86,955,963	2.19%
Short-term investments	300,000	0.01%	300,000	0.01%

Total cash, cash equivalents and short-term investments	83,758,291	2.11%	83,758,291	2.11%
Contract loans	75,891,924	1.91%	75,891,924	1.91%
Derivatives	73,593	0.00%	73,593	0.00%
Other Invested Assets (Schedule BA)	269,466,170	6.79%	269,466,170	6.79%
Receivables for securities	449,263	0.01%	449,263	0.01%
Securities lending	—	0.00%	—	0.00%
Other Invested Assets (Page 2, Line 11)	—	0.00%	—	0.00%

Total Invested Assets	$3,971,353,520	100.00%	$3,971,353,520	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

Opinions

We have audited the accompanying statutory basis financial statements of The Guardian Life Insurance & Annuity Company of America, Inc. (the “Company”), which comprise the statutory basis balance sheets as of December 31, 2022 and 2021, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the balance sheets of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

B-53

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 21, 2023

B-54